Schedule of Investments	August 31, 2025 (Unaudited)
Global X MLP ETF

	Shares	Value
MASTER LIMITED PARTNERSHIPS — 97.3%
Energy — 93.7%
Cheniere Energy Partners	2,311,427	$127,683,228
CrossAmerica Partners	100	2,081
Delek Logistics Partners	1,070,281	46,899,713
Energy Transfer	15,163,696	268,700,693
Enterprise Products Partners	7,885,566	253,442,091
Genesis Energy	5,143,161	87,382,305
Global Partners (A)	1,700,504	90,313,767
Martin Midstream Partners	100	343
MPLX	4,492,226	228,519,537
NGL Energy Partners *	100	541
Plains All American Pipeline	10,120,566	182,170,188
Sunoco	3,160,989	165,319,725
USA Compression Partners	3,994,060	96,097,084
USD Partners *	100	1
Western Midstream Partners	5,126,588	201,013,515
		1,747,544,812
Utilities — 3.6%
Suburban Propane Partners (A)	3,546,193	66,384,733
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $889,801,341)		1,813,929,545

COMMON STOCK — 9.3%
Energy — 9.3%
Hess Midstream, Cl A	4,199,272	173,010,007
ONEOK .	100	7,638
Summit Midstream *	100	2,302
		173,019,947
Utilities — 0.0%
Star Group	100	1,165
TOTAL COMMON STOCK (Cost $128,279,954)		173,021,112
TOTAL INVESTMENTS — 106.6% (Cost $1,018,081,295)		$1,986,950,657

Percentages are based on Net Assets of $1,863,217,608.

*	Non-income producing security.
(A)	Affiliated investment.

Schedule of Investments	August 31, 2025 (Unaudited)
Global X MLP ETF

As of August 31, 2025, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2025:

Value 11/30/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 8/31/2025	Income	Capital Gains
Global Partners
$75,431,933	$24,486,075	$(7,629,670)	$(1,443,472)	$(531,099)	$90,313,767	$—	$—
Suburban Propane Partners
54,637,224	25,596,190	(11,899,122)	(1,074,428)	(875,131)	66,384,733	—	—
Totals:
$130,069,157	$50,082,265	$(19,528,792)	$(2,517,900)	$(1,406,230)	$156,698,500	$—	$—

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2025 (Unaudited)
Global X MLP & Energy Infrastructure ETF

	Shares	Value
COMMON STOCK — 74.5%
CANADA — 24.9%
Energy — 24.9%
Enbridge	4,872,627	$235,542,789
Pembina Pipeline	3,123,380	117,970,063
South Bow	2,178,584	60,433,920
TC Energy	4,487,230	233,605,194

TOTAL CANADA		647,551,966
UNITED STATES — 49.6%
Energy — 49.6%
Antero Midstream	3,502,290	62,305,739
Archrock	1,791,066	44,346,794
Cheniere Energy	774,509	187,291,766
DT Midstream	1,063,150	110,758,967
Hess Midstream, Cl A	1,201,919	49,519,063
Kinder Morgan	7,638,707	206,092,315
Kinetik Holdings, Cl A	402,262	16,826,619
Kodiak Gas Services	563,376	20,163,227
NextDecade *	1,362,812	14,609,345
ONEOK	2,238,620	170,985,796
Targa Resources	701,846	117,741,685
Venture Global, Cl A (A)	4,650,215	60,452,795
Williams	3,988,988	230,882,625

TOTAL UNITED STATES		1,291,976,736
TOTAL COMMON STOCK (Cost $1,630,340,705)		1,939,528,702

MASTER LIMITED PARTNERSHIPS — 25.4%
UNITED STATES— 25.4%
Energy — 25.4%
Cheniere Energy Partners	467,118	25,803,598
Delek Logistics Partners	218,887	9,591,628
Energy Transfer	6,643,526	117,723,281
Enterprise Products Partners	3,635,968	116,860,011
Genesis Energy	1,236,675	21,011,108
MPLX	2,290,639	116,524,806
Plains All American Pipeline	5,428,255	97,708,590
Plains GP Holdings, Cl A	2,015,902	38,906,909

Schedule of Investments	August 31, 2025 (Unaudited)
Global X MLP & Energy Infrastructure ETF

	Shares	Value
MASTER LIMITED PARTNERSHIPS — continued
Energy — continued
USA Compression Partners	817,709	$19,674,079
Western Midstream Partners	2,501,336	98,077,385
TOTAL UNITED STATES		661,881,395
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $411,626,705)		661,881,395

	Face Amount
U.S. TREASURY OBLIGATION — 3.8%
U.S. Treasury Bill 4.257%, 09/30/2025(B)	$100,000,000	99,669,833
TOTAL U.S. TREASURY OBLIGATION (Cost $99,681,738)		99,669,833

	Shares
SHORT-TERM INVESTMENT(C)(D) — 1.9%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 4.300% (Cost $48,566,550)	48,566,550	48,566,550
TOTAL INVESTMENTS — 105.6% (Cost $2,190,215,698)		$2,749,646,480

Percentages are based on Net Assets of $2,604,694,053.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at August 31, 2025. The total market value of securities on loan at August 31, 2025 was $47,650,200.
(B)	Interest rate represents the security’s effective yield at the time of purchase.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2025 was $48,566,550. The total value of non-cash collateral held from securities on loan as of August 31, 2025 was $0.
(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of August 31, 2025.

Schedule of Investments	August 31, 2025 (Unaudited)
Global X MLP & Energy Infrastructure ETF

The following is a summary of the level of inputs used as of August 31, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,939,528,702	$—	$—	$1,939,528,702
Master Limited Partnerships	661,881,395	—	—	661,881,395
U.S. Treasury Obligation	—	99,669,833	—	99,669,833
Short-Term Investment	48,566,550	—	—	48,566,550
Total Investments in Securities	$2,649,976,647	$99,669,833	$—	$2,749,646,480

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Alternative Income ETF

	Shares	Value
EXCHANGE-TRADED FUNDS — 77.9%
Domestic Equity — 37.6%
Global X Nasdaq 100® Covered Call ETF (A)(B)	414,838	$6,902,904
Global X U.S. Preferred ETF (B)(C)	358,180	6,930,783
		13,833,687
Foreign Fixed Income — 20.5%
Global X Emerging Markets Bond ETF (B)(D)	318,915	7,535,961
International Equity — 19.8%
Global X SuperDividend® REIT ETF (B)(E)	332,682	7,274,691
TOTAL EXCHANGE-TRADED FUNDS (Cost $34,424,646)		28,644,339

COMMON STOCK — 13.1%
Energy — 6.2%
Antero Midstream	31,580	561,808
Hess Midstream, Cl A	13,142	541,451
Kinder Morgan	21,465	579,126
Williams	10,299	596,106
		2,278,491
Utilities — 6.9%
ALLETE	7,311	469,001
Evergy	7,579	540,080
Northwestern Energy Group	8,291	476,815
OGE Energy	11,455	511,580
Spire	7,019	537,655
		2,535,131
TOTAL COMMON STOCK (Cost $3,808,116)		4,813,622

MASTER LIMITED PARTNERSHIPS — 8.9%
Energy — 8.9%
Black Stone Minerals	31,181	379,161
Energy Transfer	28,798	510,300
Enterprise Products Partners	15,897	510,930
Kimbell Royalty Partners	29,236	408,427
MPLX	10,551	536,729
Plains All American Pipeline	26,340	474,120

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Alternative Income ETF

	Shares	Value
MASTER LIMITED PARTNERSHIPS — continued
Energy — continued
Sunoco	8,862	$463,483
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $2,014,696)		3,283,150
TOTAL INVESTMENTS — 99.9% (Cost $40,247,458)		$36,741,111

Percentages are based on Net Assets of $36,786,726.

(A)	For financial information on the Global X Nasdaq 100® Covered Call ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.
(B)	Affiliated investment.
(C)	For financial information on the Global X U.S. Preferred ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.
(D)	For financial information on the Global X Emerging Markets Bond ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.
(E)	For financial information on the Global X SuperDividend® REIT ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.

As of August 31, 2025, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2025:

Value 11/30/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 8/31/2025	Income	Capital Gains
Global X SuperDividend® REIT ETF
$6,483,682	$1,006,153	$(519,701)	$401,610	$(97,053)	$7,274,691	$256,798	$12,893
Global X Emerging Markets Bond ETF
6,715,131	1,062,897	(387,507)	156,049	(10,609)	7,535,961	326,596	—
Global X Nasdaq 100® Covered Call ETF
6,861,142	993,256	(367,404)	(574,174)	(9,916)	6,902,904	650,659	—
Global X U.S. Preferred ETF
6,671,832	975,660	(360,308)	(322,593)	(33,808)	6,930,783	301,738	—
Totals:
$26,731,787	$4,037,966	$(1,634,920)	$(339,108)	$(151,386)	$28,644,339	$1,535,791	$12,893

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Alternative Income ETF

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — 99.9%
UNITED STATES — 99.9%
Communication Services — 8.0%
Alphabet, Cl A	93,980	$20,009,282
Comcast, Cl A	94,982	3,226,539
Electronic Arts	22,012	3,784,963
Interpublic Group	127,695	3,427,334
Meta Platforms, Cl A	17,400	12,853,380
Netflix *	2,845	3,437,471
T-Mobile US	13,575	3,420,764
Verizon Communications	77,989	3,449,454
		53,609,187
Consumer Discretionary — 10.4%
Amazon.com *	85,765	19,640,185
BorgWarner	93,254	3,987,541
Dick’s Sporting Goods	15,858	3,374,582
eBay	40,754	3,692,720
Hilton Worldwide Holdings	12,557	3,466,486
Home Depot	9,006	3,663,371
Lear	31,065	3,417,150
Lululemon Athletica *	15,362	3,106,196
Marriott International, Cl A	12,312	3,297,892
NIKE, Cl B	44,547	3,446,601
PulteGroup	28,957	3,822,903
Starbucks	35,857	3,162,229
Tesla *	15,846	5,290,504
Ulta Beauty *	6,542	3,223,440
Yum! Brands	23,038	3,385,895
		69,977,695
Consumer Staples — 4.9%
Coca-Cola	48,624	3,354,570
Colgate-Palmolive	37,984	3,193,315
Costco Wholesale	3,598	3,394,065
General Mills	65,942	3,252,919
Kimberly-Clark	26,302	3,396,640
Mondelez International, Cl A	47,870	2,941,133
PepsiCo	23,250	3,456,113
Procter & Gamble	21,155	3,322,181
Target	31,750	3,047,365

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Walmart	34,782	$3,373,158
		32,731,459
Energy — 2.6%
Chevron	21,561	3,462,697
ConocoPhillips	35,137	3,477,509
EOG Resources	28,222	3,522,670
ONEOK	40,966	3,128,983
Valero Energy	23,940	3,639,119
		17,230,978
Financials — 12.2%
Aflac	32,795	3,504,474
American Express	10,899	3,610,621
Bank of America	69,428	3,522,777
Bank of New York Mellon	33,608	3,549,005
Capital One Financial	15,898	3,612,344
Charles Schwab	34,816	3,336,765
Citigroup	35,220	3,401,195
FactSet Research Systems	7,971	2,975,734
Hartford Financial Services Group	27,307	3,612,989
JPMorgan Chase	11,330	3,415,089
Mastercard, Cl A	5,962	3,549,119
MetLife	43,189	3,513,857
Moody’s	6,548	3,337,908
Morgan Stanley	23,577	3,547,867
Nasdaq	35,935	3,404,482
PayPal Holdings *	43,169	3,030,032
Principal Financial Group	41,822	3,367,089
Progressive	13,582	3,355,569
Prudential Financial	32,208	3,531,929
S&P Global	6,330	3,471,625
Synchrony Financial	46,785	3,571,567
T Rowe Price Group	31,236	3,361,618
Travelers	12,824	3,481,844
Visa, Cl A	9,491	3,338,744
		82,404,243

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 13.6%
Abbott Laboratories	26,743	$3,547,726
AbbVie	17,607	3,704,513
Agilent Technologies	27,916	3,507,925
Amgen	10,888	3,132,587
Boston Scientific *	31,633	3,337,282
Bristol-Myers Squibb	68,647	3,238,766
Cardinal Health	21,226	3,158,004
Centene *	125,547	3,645,885
Cigna Group	11,429	3,438,643
Danaher	16,565	3,409,408
Elevance Health	11,982	3,818,064
Eli Lilly	4,171	3,055,591
Gilead Sciences	29,680	3,352,950
HCA Healthcare	9,839	3,974,562
Intuitive Surgical *	6,876	3,254,376
IQVIA Holdings *	16,729	3,192,061
Johnson & Johnson	19,814	3,510,446
McKesson	4,730	3,247,807
Merck	39,943	3,360,005
Regeneron Pharmaceuticals	5,950	3,455,165
ResMed	12,285	3,372,355
Stryker	8,469	3,314,851
Thermo Fisher Scientific	7,073	3,485,009
UnitedHealth Group	12,060	3,737,032
Vertex Pharmaceuticals *	7,112	2,780,934
Waters *	11,256	3,397,061
Zoetis, Cl A	21,984	3,438,298
		91,867,306
Industrials — 7.5%
Amentum Holdings *	132,747	3,312,038
Automatic Data Processing	10,971	3,335,733
Booz Allen Hamilton Holding, Cl A	29,184	3,172,884
Caterpillar	7,823	3,278,150
Cummins	9,199	3,665,250
Deere	6,528	3,124,562
General Dynamics	10,692	3,470,302
Illinois Tool Works	12,832	3,395,989
Jacobs Solutions	23,640	3,456,877

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Leidos Holdings	20,582	$3,723,695
Lockheed Martin	7,989	3,640,028
Paychex	22,948	3,200,213
RTX	21,646	3,433,056
Union Pacific	15,237	3,406,536
United Parcel Service, Cl B	32,765	2,864,972
		50,480,285
Information Technology — 36.0%
Adobe *	9,039	3,224,211
Advanced Micro Devices *	20,726	3,370,669
Akamai Technologies *	41,625	3,293,786
Amphenol, Cl A	32,164	3,501,373
Analog Devices	14,842	3,729,943
Apple	153,071	35,533,902
Applied Materials	17,859	2,871,013
Arista Networks *	29,465	4,023,446
Autodesk *	11,158	3,511,423
Avnet	62,986	3,437,146
Broadcom	33,895	10,080,034
Cadence Design Systems *	10,350	3,626,950
CDW	18,578	3,060,911
Cisco Systems	49,200	3,399,228
Cognizant Technology Solutions, Cl A	43,783	3,163,322
Dell Technologies, Cl C	26,177	3,197,521
Dynatrace *	61,958	3,135,075
Gartner *	9,430	2,368,722
HP	130,781	3,732,490
HubSpot *	6,084	2,939,606
Intuit	4,301	2,868,767
Keysight Technologies *	20,288	3,315,668
Littelfuse	14,717	3,823,918
Micron Technology	30,071	3,578,750
Microsoft	77,569	39,303,437
Motorola Solutions	7,909	3,736,686
NetApp	32,101	3,620,672
NVIDIA	256,773	44,724,721
Oracle	13,836	3,128,735
Palo Alto Networks *	16,699	3,181,493

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
QUALCOMM	21,150	$3,399,440
Salesforce	12,549	3,215,681
ServiceNow *	3,372	3,093,675
Synopsys *	5,510	3,325,395
Texas Instruments	18,093	3,663,471
Trimble *	39,907	3,225,284
VeriSign	11,720	3,203,896
Workday, Cl A *	14,164	3,269,334
		242,879,794
Materials — 2.0%
Avery Dennison	18,828	3,231,826
Dow	134,000	3,300,420
Nucor	23,756	3,533,230
Steel Dynamics	26,490	3,468,071
		13,533,547
Real Estate — 1.7%
CBRE Group, Cl A *	23,238	3,767,345
Jones Lang LaSalle *	12,855	3,928,102
ProLogis ‡	30,621	3,484,057
		11,179,504
Utilities — 1.0%
American Water Works	23,912	3,431,611
Exelon	76,824	3,355,672
		6,787,283
TOTAL UNITED STATES		672,681,281
TOTAL COMMON STOCK (Cost $533,963,587)		672,681,281
TOTAL INVESTMENTS — 99.9% (Cost $533,963,587)		$672,681,281

Percentages are based on Net Assets of $673,669,612.

*	Non-income producing security.
‡	Real Estate Investment Trust

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Conscious Companies ETF

As of August 31, 2025, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2025 (Unaudited)
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — 99.5%
BERMUDA—1.0%
Financials — 0.9%
Aspen Insurance Holdings, 7.000%	176,847	$4,491,914
Aspen Insurance Holdings, 5.625%	189,107	4,107,404
RenaissanceRe Holdings, 5.750%	188,638	4,229,264
RenaissanceRe Holdings, 4.200%	382,611	6,263,342
		19,091,924
Industrials — 0.1%
Triton International, 6.875%	116,644	2,813,453
TOTAL BERMUDA		21,905,377
CANADA—0.8%
Financials — 0.2%
Brookfield Finance, 4.625%	320,376	5,222,129
Utilities — 0.6%
Algonquin Power & Utilities, 8.864%, US0003M + 4.010% (A)	267,783	6,831,144
Brookfield BRP Holdings Canada, 4.625%	263,005	4,187,040
Brookfield Infrastructure Finance ULC, 7.250%	125,386	3,208,628
		14,226,812
TOTAL CANADA		19,448,941
NETHERLANDS—0.7%
Financials — 0.7%
AEGON Funding, 5.100%	734,776	14,960,039
TOTAL NETHERLANDS		14,960,039
UNITED STATES— 97.0%
Communication Services — 5.3%
Array Digital Infrastructure, 6.250%	369,720	7,660,598
Array Digital Infrastructure, 5.500%	375,833	6,749,960
AT&T, 5.350%	1,016,416	22,940,509
AT&T, 5.000%	920,356	18,894,909
AT&T, 4.750%	1,340,898	26,308,419
Qwest, 6.750%	486,253	9,676,435
Qwest, 6.500%	746,067	14,846,733
Telephone and Data Systems, 6.625%	325,322	6,831,762
Telephone and Data Systems, 6.000%	538,554	10,070,960
		123,980,285
Consumer Discretionary — 2.0%
Brunswick, 6.375%	173,706	4,281,853
Ford Motor, 6.500%	473,065	11,022,414
Ford Motor, 6.200%	589,887	12,706,166
Ford Motor, 6.000%	630,982	13,326,340

Schedule of Investments	August 31, 2025 (Unaudited)
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Consumer Discretionary — continued
QVC, 6.250%	425,363	$4,232,362
QVC Group, 8.000%	220,805	1,499,266
		47,068,401
Financials — 62.7%
Affiliated Managers Group, 6.750%	352,543	8,714,863
Affiliated Managers Group, 5.875%	232,764	5,013,737
Allstate, 7.558%, TSFR3M + 3.427% (A)	386,749	9,997,462
Allstate, 7.375%	474,317	12,920,395
Allstate, 5.100%	886,487	19,369,741
Allstate, 4.750%	228,227	4,612,468
American National Group, 7.375%	228,323	5,799,404
Apollo Global Management, 7.625%, H15T5Y + 3.226% (A)	472,386	12,494,610
Apollo Global Management, 6.750% *	550,060	39,444,803
Arch Capital Group, 5.450%	250,648	5,333,789
Arch Capital Group, 4.550%	383,935	6,764,935
Ares Management, 6.750%	572,880	31,422,468
Associated Banc-Corp, 6.625%, H15T5Y + 2.812% (A)	233,361	5,731,346
Assurant, 5.250%	185,661	3,789,341
Athene Holding, 7.750%, H15T5Y + 3.962% (A)	382,613	9,905,851
Athene Holding, 7.250%, H15T5Y + 2.986% (A)	443,562	11,244,297
Athene Holding, 6.350%, US0003M + 4.253% (A)	675,336	16,795,606
Athene Holding, 5.625%	262,920	5,563,387
Athene Holding, 4.875%	437,438	7,773,273
Axis Capital Holdings, 5.500%	436,681	9,165,934
Banc of California, 7.750%, H15T5Y + 4.820% (A)	400,161	9,871,972
Bank of America, 7.250% *	24,023	29,957,882
Bank of America, 6.450%	329,443	8,476,568
Bank of America, 6.000%	429,066	10,829,626
Bank of America, 5.875%	268,556	6,697,787
Bank of America, 5.375%	439,430	9,825,655
Bank of America, 5.217%, TSFR3M + 1.012% (A)	67,347	1,435,838
Bank of America, 5.117%, TSFR3M + 0.912% (A)	98,618	2,021,669
Bank of America, 5.000%	413,667	8,596,000

Schedule of Investments	August 31, 2025 (Unaudited)
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Bank of America, 4.977%, TSFR3M + 0.762% (A)	132,587	$2,737,922
Bank of America, 4.823%, TSFR3M + 0.612% (A)	97,224	2,079,621
Bank of America, 4.750%	226,273	4,448,527
Bank of America, 4.375%	354,177	6,499,148
Bank of America, 4.250%	427,808	7,576,480
Bank of America, 4.125%	300,360	5,160,185
Bank of Hawaii, 8.000%	124,747	3,318,270
Bank of New York Mellon, 6.150%, H15T5Y + 2.161% (A)	379,187	9,813,360
Bank OZK, 4.625%	267,741	4,567,661
Brighthouse Financial, 6.750%	322,796	5,965,270
Brighthouse Financial, 6.600%	343,602	6,219,196
Brighthouse Financial, 6.250%	300,693	5,758,271
Brighthouse Financial, 5.375%	471,259	7,040,609
Brighthouse Financial, 4.625%	287,829	3,877,057
Capital One Financial, 5.000%	1,160,595	22,886,933
Capital One Financial, 4.800%	969,468	18,235,693
Capital One Financial, 4.375%	518,605	8,847,401
Capital One Financial, 4.250%	324,841	5,561,278
Carlyle Finance, 4.625%	386,570	7,062,634
Charles Schwab, 5.950%	578,923	14,588,860
Charles Schwab, 4.450%	458,996	8,904,522
Citigroup Capital XIII, 10.942%, TSFR3M + 6.632% (A)	1,770,555	52,851,067
Citizens Financial Group, 7.375%	304,963	8,044,924
Citizens Financial Group, 5.000%	343,526	6,873,955
Corebridge Financial, 6.375%	457,546	10,981,104
Equitable Holdings, 5.250%	615,311	13,161,502
Equitable Holdings, 4.300%	228,616	3,966,488
F&G Annuities & Life, 7.950%	267,154	6,951,347
F&G Annuities & Life, 7.300%	281,619	6,778,569
Fifth Third Bancorp, 8.267%, TSFR3M + 3.972% (A)	349,404	8,927,272
Fifth Third Bancorp, 6.000%	151,383	3,651,358
Fifth Third Bancorp, 4.950%	190,352	3,845,110
First Citizens BancShares, 5.625%	151,700	3,436,005
First Citizens BancShares, 5.375%	262,505	5,614,982

Schedule of Investments	August 31, 2025 (Unaudited)
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Flagstar Financial, 6.375%, US0003M + 3.821% (A)	400,436	$8,657,426
Globe Life, 4.250%	246,976	4,126,969
Goldman Sachs Group, 5.238%, TSFR3M + 1.012% (A)	151,217	3,243,605
Goldman Sachs Group, 5.238%, TSFR3M + 1.012% (A)	583,648	12,770,218
Goldman Sachs Group, 5.158%, TSFR3M + 0.932% (A)	1,070,726	22,785,049
Hancock Whitney, 6.250%	130,176	3,069,550
Hartford Insurance Group, 6.000%	267,848	6,696,200
Huntington Bancshares, 6.875%, H15T5Y + 2.704% (A)	254,605	6,446,599
Huntington Bancshares, 5.700%	136,605	3,068,148
Huntington Bancshares, 4.500%	382,110	6,984,971
Jackson Financial, 8.000%, H15T5Y + 3.728% (A)	423,021	11,040,848
JPMorgan Chase, 6.000%	931,562	23,680,306
JPMorgan Chase, 5.750%	843,360	21,109,301
JPMorgan Chase, 4.750%	458,796	9,423,670
JPMorgan Chase, 4.625%	922,395	18,641,603
JPMorgan Chase, 4.550%	747,780	14,693,877
JPMorgan Chase, 4.200%	998,386	18,530,044
Kemper, 5.875%, H15T5Y + 4.140% (A)	112,102	2,653,454
KeyCorp, 6.200%, H15T5Y + 3.132% (A)	460,835	11,428,708
KeyCorp, 6.125%, TSFR3M + 4.154% (A)	383,572	9,573,957
KeyCorp, 5.650%	323,165	7,209,811
KeyCorp, 5.625%	342,590	7,711,701
KKR, 6.250%	1,018,331	55,549,956
KKR Group Finance IX, 4.625%	381,029	6,988,072
Lincoln National, 9.000%	382,601	10,272,837
M&T Bank, 7.500%	575,236	15,588,896
M&T Bank, 5.625%, US0003M + 4.020% (A)	188,358	4,661,861
Merchants Bancorp, 7.625%	179,945	4,100,947
MetLife, 5.625%	630,763	15,516,770
MetLife, 5.580%, TSFR3M + 1.262% (A)	468,562	11,170,518
MetLife, 4.750%	779,424	15,853,484
Morgan Stanley, Ser E, 7.125%	449,922	11,486,509

Schedule of Investments	August 31, 2025 (Unaudited)
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Morgan Stanley, Ser F, 6.875%, US0003M + 3.940%	445,221	$11,290,805
Morgan Stanley, 6.625%	519,250	13,464,152
Morgan Stanley, 6.500%	516,655	13,185,036
Morgan Stanley, 6.375%	523,310	13,192,645
Morgan Stanley, 5.850%	526,401	12,886,296
Morgan Stanley, 5.279%, TSFR3M + 0.962% (A)	571,101	12,450,002
Morgan Stanley, 4.875%	261,030	5,387,659
Morgan Stanley, 4.250%	683,062	12,138,012
National Rural Utilities Cooperative Finance, 5.500%	190,570	4,503,169
New Mountain Finance, 8.250%	86,629	2,188,249
Northern Trust, 4.700%	304,404	6,167,225
Prudential Financial, 5.950%	228,936	5,785,213
Prudential Financial, 5.625%	432,794	10,655,388
Prudential Financial, 4.125%	381,034	6,763,353
Regions Financial, 6.950%, H15T5Y + 2.771% (A)	388,423	9,978,587
Regions Financial, 5.700%, TSFR3M + 3.410% (A)	388,709	9,297,919
Regions Financial, 4.450%	304,901	5,567,492
Reinsurance Group of America, 7.125%, H15T5Y + 3.456% (A)	536,891	13,722,934
SLM, 6.280%, TSFR3M + 1.962% (A)	49,844	3,795,122
State Street, 5.350%, TSFR3M + 3.971% (A)	388,648	8,938,904
Stifel Financial, 6.125%	171,082	4,162,425
Stifel Financial, 5.200%	170,423	3,621,489
Stifel Financial, 4.500%	228,086	4,139,761
Synchrony Financial, 8.250%, H15T5Y + 4.044% (A)	394,409	10,195,473
Synchrony Financial, 5.625%	583,643	11,451,076
Synovus Financial, 8.397%, H15T5Y + 4.127% (A)	271,610	7,181,368
Synovus Financial, 7.745%, TSFR3M + 3.614% (A)	151,852	3,841,856
Texas Capital Bancshares, 5.750%	224,342	4,628,175
TPG Operating Group II, 6.950%	306,478	7,760,023
Truist Financial, 5.250%	442,273	9,619,438
Truist Financial, 4.750%	709,111	13,912,758

Schedule of Investments	August 31, 2025 (Unaudited)
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Unum Group, 6.250%	238,065	$5,606,431
US Bancorp, 5.599%, TSFR3M + 1.282% (A)	11,254	9,323,489
US Bancorp, 5.500%	447,647	10,667,428
US Bancorp, 5.179%, TSFR3M + 0.862% (A)	776,321	15,728,263
US Bancorp, 4.500%	352,133	6,827,859
US Bancorp, 4.000%	578,173	9,632,362
US Bancorp, 3.750%	382,626	5,972,792
Voya Financial, 5.350%, H15T5Y + 3.210% (A)	236,011	5,574,580
W R Berkley, 5.700%	139,470	3,271,966
W R Berkley, 5.100%	227,927	4,654,269
WaFd, 4.875%	236,615	3,998,793
Wells Fargo, 7.500% *	44,147	53,638,605
Wells Fargo, 5.625%	308,585	7,421,469
Wells Fargo, 4.750%	898,858	17,491,777
Wells Fargo, 4.700%	520,614	9,974,964
Wells Fargo, 4.375%	481,766	8,604,341
Wells Fargo, 4.250%	556,946	9,841,236
Western Alliance Bancorp, 4.250%, H15T5Y + 3.452% (A)	228,407	5,200,827
		1,455,842,608
Health Care — 0.5%
BrightSpring Health Services, 6.750%	150,357	12,273,642
Industrials — 5.0%
Boeing, 6.000% *	1,466,345	109,125,395
Pitney Bowes, 6.700%	325,365	6,338,110
		115,463,505
Information Technology — 3.8%
Hewlett Packard Enterprise, 7.625% *	524,520	33,050,005
Microchip Technology, 7.500%	604,849	35,928,031
Strategy, 8.000%	190,728	17,985,650
		86,963,686
Materials — 1.6%
Albemarle, 7.250% *	950,037	37,507,461
Real Estate — 4.2%
Agree Realty, 4.250% ‡	135,523	2,443,480
Digital Realty Trust, 5.850% ‡	159,150	3,924,639
Digital Realty Trust, 5.250% ‡	151,149	3,338,881
Digital Realty Trust, 5.200% ‡	262,671	5,568,625
Diversified Healthcare Trust, 5.625% ‡	266,066	4,310,269
Hudson Pacific Properties, 4.750% ‡	320,117	4,865,778
Kimco Realty, 5.250% ‡	198,617	4,238,487

Schedule of Investments	August 31, 2025 (Unaudited)
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Real Estate — continued
Public Storage, 5.600% ‡	217,937	$5,101,905
Public Storage, 5.150% ‡	212,422	4,496,974
Public Storage, 5.050% ‡	227,819	4,670,290
Public Storage, 4.875% ‡	241,073	4,744,317
Public Storage, 4.700% ‡	196,206	3,727,914
Public Storage, 4.625% ‡	433,742	8,097,963
Public Storage, 4.000% ‡	463,368	7,474,126
Public Storage, 4.000% ‡	332,961	5,370,661
Public Storage, 3.875% ‡	215,057	3,363,491
RLJ Lodging Trust, 1.950% ‡ *	252,946	6,156,706
SL Green Realty, 6.500% ‡	173,475	3,989,925
Vornado Realty Trust, 5.400% ‡	239,194	4,310,276
Vornado Realty Trust, 5.250% ‡	236,324	4,116,764
Vornado Realty Trust, 4.450% ‡	240,541	3,507,088
		97,818,559
Utilities — 11.9%
CMS Energy, 5.875%	216,792	5,146,642
CMS Energy, 5.875%	488,601	11,540,756
CMS Energy, 4.200%	174,712	3,232,172
DTE Energy, 5.250%	305,465	6,931,001
DTE Energy, 4.375%	212,475	3,731,061
Duke Energy, 5.750%	769,828	19,014,752
Duke Energy, 5.625%	383,934	9,406,383
Entergy Arkansas, 4.875%	311,943	6,507,131
Entergy Louisiana, 4.875%	204,236	4,225,643
Entergy Mississippi, 4.900%	196,923	4,153,106
NextEra Energy, 7.299% *	804,409	38,764,470
NextEra Energy, 7.234%	601,901	27,374,457
NextEra Energy Capital Holdings, 5.650%	539,016	12,532,122
PG&E, 6.000%	623,415	24,967,771
SCE Trust II, 5.100%	187,349	3,168,072
SCE Trust VI, 5.000%	362,670	6,110,989
SCE Trust VII, 7.500%	422,539	9,824,032
SCE Trust VIII, 6.950%	267,572	5,859,827
Sempra, 5.750%	593,363	13,445,605
Southern, 6.500%	434,594	11,364,633
Southern, 5.250%	344,723	7,859,684
Southern, 4.950%	765,913	16,482,448
Southern, 4.200%	572,682	10,422,812
Spire, 5.900%	189,833	4,656,603

Schedule of Investments	August 31, 2025 (Unaudited)
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Utilities — continued
Tennessee Valley Authority, 2.216%, H15T30Y + 0.840% (A)	157,494	$3,697,959
Tennessee Valley Authority, 2.134%, H15T30Y + 0.940% (A)	195,022	4,616,171
		275,036,302
TOTAL UNITED STATES		2,251,954,449
TOTAL PREFERRED STOCK (Cost $2,376,481,497)		2,308,268,806
TOTAL INVESTMENTS — 99.5% (Cost $2,376,481,497)		$2,308,268,806

Percentages are based on Net Assets of $2,320,759,938.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; or by adjusting periodically based on prevailing interest rates.

As of August 31, 2025, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2025 (Unaudited)
Global X S&P 500® Quality Dividend ETF

	Shares	Value
COMMON STOCK — 99.6%
Communication Services — 4.9%
AT&T	17,882	$523,764
Comcast, Cl A	14,370	488,149
Omnicom Group	7,243	567,344
		1,579,257
Consumer Discretionary — 6.8%
Best Buy	7,246	533,596
Hasbro	7,437	603,661
LKQ	13,228	431,497
NIKE, Cl B	8,333	644,724
		2,213,478
Consumer Staples — 23.6%
Brown-Forman, Cl B	15,381	460,507
Bunge Global	4,995	420,679
Coca-Cola	5,725	394,968
Colgate-Palmolive	4,506	378,819
Conagra Brands	18,857	360,734
General Mills	7,597	374,760
Hershey	2,404	441,735
Hormel Foods	13,304	338,454
Kellanova	5,089	404,575
Kenvue	18,962	392,703
Kimberly-Clark	3,110	401,625
Kraft Heinz	15,599	436,304
McCormick	5,498	386,894
Molson Coors Beverage, Cl B	8,036	405,738
Mondelez International, Cl A	6,077	373,371
PepsiCo	3,110	462,302
Procter & Gamble	2,541	399,039
Target	4,262	409,067
Tyson Foods, Cl A	7,423	421,478
		7,663,752
Energy — 14.7%
Baker Hughes, Cl A	12,912	586,205
Chevron	3,459	555,515
Coterra Energy	18,834	460,303
EOG Resources	4,017	501,402
Halliburton	21,738	494,105
Marathon Petroleum	3,035	545,420
Phillips 66	4,120	550,349

Schedule of Investments	August 31, 2025 (Unaudited)
Global X S&P 500® Quality Dividend ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Schlumberger	13,890	$511,708
Valero Energy	3,761	571,710
		4,776,717
Financials — 5.3%
BlackRock Funding	521	587,240
Cincinnati Financial	3,442	528,691
T Rowe Price Group	5,507	592,663
		1,708,594
Health Care — 9.6%
Bristol-Myers Squibb	10,133	478,075
Gilead Sciences	4,586	518,080
Johnson & Johnson	3,210	568,716
Medtronic PLC	5,779	536,349
Merck	6,170	519,020
Pfizer	20,543	508,645
		3,128,885
Industrials — 16.6%
CH Robinson Worldwide	5,393	694,079
Fastenal	11,957	593,785
General Dynamics	1,774	575,787
Illinois Tool Works	2,090	553,118
Lockheed Martin	1,035	471,577
Paychex	3,292	459,086
Snap-On	1,626	528,840
Stanley Black & Decker	7,710	572,776
Union Pacific	2,261	505,492
United Parcel Service, Cl B	5,043	440,960
		5,395,500
Information Technology — 7.3%
Corning	10,154	680,623
Hewlett Packard Enterprise	28,519	643,674
QUALCOMM	3,256	523,337
Skyworks Solutions	7,062	529,226
		2,376,860
Materials — 9.3%
CF Industries Holdings	5,047	437,222
International Paper	10,984	545,685
LyondellBasell Industries, Cl A	8,388	472,664
Mosaic	14,099	470,907

Schedule of Investments	August 31, 2025 (Unaudited)
Global X S&P 500® Quality Dividend ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Packaging Corp of America	2,674	$582,825
PPG Industries	4,737	526,896
		3,036,199
Real Estate — 1.5%
Public Storage ‡	1,710	503,749
TOTAL COMMON STOCK (Cost $32,713,622)		32,382,991
TOTAL INVESTMENTS — 99.6% (Cost $32,713,622)		$32,382,991

Percentages are based on Net Assets of $32,499,448.

‡	Real Estate Investment Trust

As of August 31, 2025, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — 99.7%
UNITED STATES — 99.7%
Communication Services — 13.9%
AT&T	490,200	$14,357,958
Comcast, Cl A	94,811	3,220,730
Electronic Arts	62,836	10,804,650
Fox, Cl A	60,103	3,588,149
Fox, Cl B	65,393	3,567,188
Frontier Communications Parent *	276,047	10,235,823
Interpublic Group	127,888	3,432,514
Liberty Broadband, Cl A *	37,525	2,276,642
Liberty Broadband, Cl C *	37,277	2,268,678
New York Times, Cl A	10,154	607,615
News, Cl A	17,078	502,264
News, Cl B	14,876	503,850
Nexstar Media Group, Cl A	17,706	3,621,408
Paramount Skydance Corp *	673,879	9,906,021
Sirius XM Holdings	139,300	3,293,052
T-Mobile US	40,562	10,221,219
Verizon Communications	312,047	13,801,839
		96,209,600
Consumer Discretionary — 6.4%
ADT	402,656	3,507,134
Ford Motor	298,253	3,510,438
Gap	164,516	3,620,997
Garmin	2,270	548,931
General Motors	64,473	3,777,473
Lear	31,194	3,431,340
Lennar, Cl B	30,126	3,831,425
Lithia Motors, Cl A	10,624	3,576,888
McDonald’s	17,779	5,574,428
Meritage Homes	45,382	3,525,728
Mohawk Industries *	29,091	3,860,085
O’Reilly Automotive *	5,304	549,919
Penske Automotive Group	19,588	3,612,223
TJX	4,882	666,930
Yum! Brands	3,386	497,640
		44,091,579

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — 10.6%
Albertsons, Cl A	320,170	$6,230,508
Altria Group	68,170	4,581,706
Archer-Daniels-Midland	60,834	3,810,642
Bunge Global	43,903	3,697,511
Cal-Maine Foods	28,476	3,292,965
Church & Dwight	5,236	487,786
Coca-Cola	107,860	7,441,261
Conagra Brands	172,912	3,307,806
Costco Wholesale	957	902,757
Ingredion	3,750	485,775
Kellanova	127,350	10,124,325
Kraft Heinz	117,790	3,294,586
Kroger	14,980	1,016,243
Molson Coors Beverage, Cl B	65,179	3,290,888
Post Holdings *	4,578	518,001
Procter & Gamble	3,165	497,032
Smithfield Foods	141,870	3,607,754
Target	31,590	3,032,008
Tyson Foods, Cl A	62,417	3,544,037
Walmart	106,589	10,337,001
		73,500,592
Energy — 4.7%
Antero Midstream	201,688	3,588,030
APA	178,192	4,137,618
Chord Energy	31,054	3,412,524
Diamondback Energy	23,629	3,515,050
Exxon Mobil	4,563	521,505
Halliburton	154,493	3,511,626
Kinder Morgan	146,812	3,960,988
NOV	247,528	3,289,647
ONEOK	41,561	3,174,429
Permian Resources, Cl A	252,990	3,615,227
		32,726,644
Financials — 23.9%
AGNC Investment ‡	353,969	3,454,737
Annaly Capital Management ‡	165,997	3,517,476
Aon PLC, Cl A	1,407	516,369

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Arthur J Gallagher	1,611	$487,730
Bank OZK	64,505	3,384,577
Berkshire Hathaway, Cl B *	19,934	10,026,403
Cadence Bank	95,226	3,584,307
Cboe Global Markets	32,911	7,765,350
Chubb	1,951	536,662
Citigroup	35,709	3,448,418
Citizens Financial Group	68,645	3,588,761
CME Group, Cl A	36,903	9,835,019
Columbia Banking System	140,340	3,756,902
Comerica	51,460	3,632,047
Enact Holdings	95,676	3,602,201
Essent Group	59,558	3,736,669
FactSet Research Systems	1,209	451,344
First Horizon	151,789	3,430,431
FNB	210,543	3,513,963
Franklin Resources	138,375	3,550,702
Global Payments	40,450	3,592,769
Huntington Bancshares	203,358	3,621,806
Intercontinental Exchange	56,366	9,954,236
Invesco	159,813	3,498,307
Jack Henry & Associates	2,781	454,026
Lincoln National	97,059	4,166,743
M&T Bank	17,343	3,497,389
Marsh & McLennan	46,362	9,541,763
Mastercard, Cl A	903	537,547
MGIC Investment	131,885	3,670,360
Old Republic International	13,405	535,798
OneMain Holdings, Cl A	57,515	3,557,878
Prosperity Bancshares	49,309	3,408,731
Prudential Financial	32,230	3,534,342
Regions Financial	129,773	3,554,482
Rithm Capital ‡	279,293	3,457,647
Starwood Property Trust ‡	169,980	3,445,495
State Street	31,037	3,568,324
Truist Financial	74,084	3,468,613
United Bankshares	92,094	3,530,884
Unum Group	42,467	2,966,745
US Bancorp	73,323	3,580,362

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Visa, Cl A	1,413	$497,065
W R Berkley	7,166	513,731
Webster Financial	55,502	3,453,334
Willis Towers Watson PLC	1,724	563,386
Zions Bancorp	60,512	3,510,301
		165,502,132
Health Care — 11.2%
Amgen	1,621	466,378
Becton Dickinson	2,620	505,608
Biogen *	25,909	3,425,688
Boston Scientific *	63,093	6,656,311
Bristol-Myers Squibb	69,283	3,268,772
Cardinal Health	5,052	751,637
Cencora	34,750	10,133,447
Centene *	115,339	3,349,445
Chemed	1,147	525,269
Cigna Group	1,644	494,630
CVS Health	54,214	3,965,754
Elanco Animal Health *	228,140	4,186,369
Elevance Health	11,451	3,648,861
Hologic *	9,123	612,336
Johnson & Johnson	60,315	10,686,009
McKesson	1,091	749,124
Medtronic PLC	36,898	3,424,503
Merck	46,494	3,911,075
Quest Diagnostics	3,481	632,289
Royalty Pharma, Cl A	245,524	8,833,953
Universal Health Services, Cl B	20,601	3,740,730
Viatris	362,219	3,821,410
		77,789,598
Industrials — 12.2%
Air Lease, Cl A	58,158	3,501,693
AMETEK	2,891	534,257
Automatic Data Processing	33,519	10,191,452
Broadridge Financial Solutions	14,979	3,828,932
Delta Air Lines	61,190	3,780,318
General Dynamics	20,154	6,541,384

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Honeywell International	2,744	$602,308
Huntington Ingalls Industries	12,794	3,464,487
L3Harris Technologies	23,339	6,479,373
Leidos Holdings	3,581	647,875
Lockheed Martin	21,561	9,823,838
Northrop Grumman	1,305	770,002
Republic Services, Cl A	41,929	9,810,128
RTX	65,193	10,339,610
Snap-On	2,933	953,929
United Parcel Service, Cl B	32,773	2,865,671
Verisk Analytics, Cl A	2,072	555,545
Waste Management	44,718	10,123,708
		84,814,510
Information Technology — 7.8%
Amdocs	109,559	9,374,964
Box, Cl A *	15,189	495,617
CCC Intelligent Solutions Holdings *	50,266	497,633
Cisco Systems	148,641	10,269,607
GoDaddy, Cl A *	3,000	444,930
Hewlett Packard Enterprise	164,890	3,721,567
HP	131,159	3,743,278
International Business Machines	2,323	565,627
Microsoft	1,001	507,197
Motorola Solutions	16,192	7,650,072
Roper Technologies	1,031	542,626
Skyworks Solutions	46,432	3,479,614
TD SYNNEX	23,582	3,491,787
VeriSign	35,260	9,639,026
		54,423,545
Materials — 4.4%
Alcoa	106,716	3,435,188
AptarGroup	3,871	539,114
Dow	111,678	2,750,629
Eastman Chemical	42,532	2,991,701
Ecolab	2,252	623,894
FMC	77,299	3,022,391
Linde PLC	21,691	10,374,589

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
LyondellBasell Industries, Cl A	50,466	$2,843,759
Mosaic	92,110	3,076,474
Packaging Corp of America	2,445	532,912
		30,190,651
Real Estate — 1.2%
Agree Realty ‡	6,913	502,852
Kilroy Realty ‡	89,729	3,731,829
VICI Properties, Cl A ‡	101,453	3,427,082
Welltower ‡	4,106	690,958
		8,352,721
Utilities — 3.4%
American Electric Power	4,696	521,350
Atmos Energy	3,192	530,287
CenterPoint Energy	13,894	523,943
CMS Energy	6,898	493,690
Consolidated Edison	5,090	499,991
Duke Energy	4,339	531,484
Edison International	64,903	3,643,005
Evergy	135,429	9,650,671
Exelon	11,129	486,115
FirstEnergy	12,194	531,902
IDACORP, Cl Rights	4,098	512,660
NiSource	12,045	509,142
Pinnacle West Capital	5,515	492,820
PPL	13,747	501,353
Southern	5,508	508,388
UGI	93,705	3,245,941
WEC Energy Group	4,910	522,964
		23,705,706
TOTAL UNITED STATES		691,307,278
TOTAL COMMON STOCK (Cost $643,358,391)		691,307,278
TOTAL INVESTMENTS — 99.7% (Cost $643,358,391)		$691,307,278

Percentages are based on Net Assets of $693,095,393.

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Adaptive U.S. Factor ETF

*	Non-income producing security.
‡	Real Estate Investment Trust

As of August 31, 2025, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Variable Rate Preferred ETF

	Shares	Value
PREFERRED STOCK — 99.4%
CANADA—1.8%
Utilities — 1.8%
Algonquin Power & Utilities, 8.864%, US0003M + 4.010% (A)	217,892	$5,558,425
TOTAL CANADA		5,558,425
UNITED STATES— 97.6%
Consumer Staples — 4.5%
CHS, Ser 2, 7.100%, US0003M + 4.298% (A)	256,931	6,515,770
CHS, Ser 3, 6.750%, US0003M + 4.155% (A)	303,286	7,454,770
		13,970,540
Energy — 1.5%
NGL Energy Partners, 11.606%, TSFR3M + 7.475% (A)	197,867	4,527,197
Financials — 89.4%
Adams Trust, 11.283%, US0003M + 6.429% ‡ (A)	116,876	2,896,187
AGNC Investment, 9.572%, TSFR3M + 5.255% ‡ (A)	141,804	3,604,658
AGNC Investment, 9.504%, TSFR3M + 5.373% ‡ (A)	114,547	2,923,239
AGNC Investment, 9.276%, TSFR3M + 4.697% ‡ (A)	202,736	5,100,838
AGNC Investment, 8.911%, TSFR3M + 4.594% ‡ (A)	83,067	2,084,151
Allstate, 7.558%, TSFR3M + 3.427% (A)	319,522	8,259,644
Annaly Capital Management, 9.386%, TSFR3M + 5.255% ‡ (A)	244,592	6,303,136
Annaly Capital Management, 9.382%, TSFR3M + 5.251% ‡ (A)	151,816	3,898,635
Annaly Capital Management, 8.565%, TSFR3M + 4.434% ‡ (A)	145,490	3,693,991
Apollo Global Management, 7.625%, H15T5Y + 3.226% (A)	388,185	10,267,493
Associated Banc-Corp, 6.625%, H15T5Y + 2.812% (A)	192,127	4,718,639
Athene Holding, 7.750%, H15T5Y + 3.962% (A)	141,512	3,663,746
Athene Holding, 7.250%, H15T5Y + 2.986% (A)	162,494	4,119,223
Athene Holding, 6.350%, US0003M + 4.253% (A)	248,659	6,184,149
Banc of California, 7.750%, H15T5Y + 4.820% (A)	329,476	8,128,173

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Variable Rate Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Bank of America, 6.450%	278,567	$7,167,529
Bank of America, 5.217%, TSFR3M + 1.012% (A)	55,920	1,192,214
Bank of America, 5.117%, TSFR3M + 0.912% (A)	79,033	1,620,176
Bank of America, 4.977%, TSFR3M + 0.762% (A)	106,779	2,204,986
Bank of America, 4.823%, TSFR3M + 0.612% (A)	85,496	1,828,759
Bank of New York Mellon, 6.150%, H15T5Y + 2.161% (A)	313,151	8,104,348
Chimera Investment, 10.348%, TSFR3M + 6.053% ‡ (A)	208,867	5,169,458
Chimera Investment, 9.895%, TSFR3M + 5.600% ‡ (A)	126,816	3,133,623
Compass Diversified Holdings, 7.875%, US0003M + 4.985% (A)	118,716	2,387,379
Fifth Third Bancorp, 8.267%, TSFR3M + 3.972% (A)	286,996	7,332,748
Flagstar Financial, 6.375%, US0003M + 3.821% (A)	323,232	6,988,276
Goldman Sachs Group, 5.238%, TSFR3M + 1.012% (A)	56,877	1,220,012
Goldman Sachs Group, 5.238%, TSFR3M + 1.012% (A)	212,725	4,654,423
Goldman Sachs Group, 5.158%, TSFR3M + 0.932% (A)	389,167	8,281,474
Huntington Bancshares, 6.875%, H15T5Y + 2.704% (A)	209,558	5,306,009
Jackson Financial, 8.000%, H15T5Y + 3.728% (A)	347,246	9,063,121
Kemper, 5.875%, H15T5Y + 4.140% (A)	93,541	2,214,115
KeyCorp, 6.200%, H15T5Y + 3.132% (A)	306,796	7,608,541
KeyCorp, 6.125%, TSFR3M + 4.154% (A)	255,594	6,379,626
M&T Bank, 5.625%, TSOFRR3M + 4.020% (A)	156,376	3,870,306
MetLife, 5.580%, TSFR3M + 1.262% (A)	387,570	9,239,669
MFA Financial, 9.902%, TSFR3M + 5.607% ‡ (A)	175,859	4,292,718
Morgan Stanley, 5.279%, TSFR3M + 0.962% (A)	643,152	14,020,714

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Variable Rate Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Regions Financial, 6.950%, H15T5Y + 2.771% (A)	277,101	$7,118,725
Regions Financial, 5.700%, TSFR3M + 3.410% (A)	278,327	6,657,582
Reinsurance Group of America, 7.125%, H15T5Y + 3.456% (A)	442,038	11,298,491
Rithm Capital, 10.195%, TSFR3M + 6.064% ‡ (A)	47,641	1,210,081
Rithm Capital, 10.033%, TSFR3M + 5.902% ‡ (A)	125,685	3,171,033
Rithm Capital, 9.362%, TSFR3M + 5.231% ‡ (A)	175,277	4,341,611
Rithm Capital, 7.000%, H15T5Y + 6.223% ‡ (A)	208,209	5,082,382
Synchrony Financial, 8.250%, H15T5Y + 4.044% (A)	324,997	8,401,172
Synovus Financial, 8.397%, H15T5Y + 4.127% (A)	224,174	5,927,161
Two Harbors Investment, 9.404%, TSFR3M + 5.273% ‡ (A)	153,806	3,679,039
US Bancorp, 5.599%, TSFR3M + 1.282% (A)	6,210	5,144,737
US Bancorp, 5.179%, TSFR3M + 0.862% (A)	428,746	8,686,394
Voya Financial, 5.350%, H15T5Y + 3.210% (A)	197,768	4,671,280
Western Alliance Bancorp, 4.250%, H15T5Y + 3.452% (A)	191,519	4,360,888
		278,876,702
Utilities — 2.2%
Tennessee Valley Authority, 2.216%, H15T30Y + 0.840% (A)	130,952	3,074,753
Tennessee Valley Authority, 2.134%, H15T30Y + 0.940% (A)	163,333	3,866,092
		6,940,845
TOTAL UNITED STATES		304,315,284
TOTAL PREFERRED STOCK (Cost $307,386,131)		309,873,709
TOTAL INVESTMENTS — 99.4% (Cost $307,386,131)		$309,873,709

Percentages are based on Net Assets of $311,900,336.

‡	Real Estate Investment Trust

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Variable Rate Preferred ETF

(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; or by adjusting periodically based on prevailing interest rates.

As of August 31, 2025, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — 99.8%
BRAZIL — 0.2%
Consumer Discretionary — 0.2%
MercadoLibre *	112	$276,966

FINLAND — 0.0%
Consumer Discretionary — 0.0%
Amer Sports *	334	13,133

IRELAND — 0.3%
Information Technology — 0.3%
Accenture PLC, Cl A	1,627	422,971

JERSEY — 0.0%
Consumer Discretionary — 0.0%
APTIV PLC *	554	44,060

MEXICO — 0.0%
Materials — 0.0%
Southern Copper	211	20,285

SOUTH KOREA — 0.1%
Consumer Discretionary — 0.1%
Coupang, Cl A *	2,637	75,365

SWITZERLAND — 0.1%
Information Technology — 0.1%
TE Connectivity PLC	710	146,615

UNITED KINGDOM — 0.2%
Consumer Discretionary — 0.1%
Flutter Entertainment PLC *	421	129,319

Materials — 0.1%
Anglogold Ashanti	1,194	67,652

TOTAL UNITED KINGDOM		196,971

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
UNITED STATES — 98.9%
Communication Services — 10.3%
Alphabet, Cl A	13,911	$2,961,791
Alphabet, Cl C	12,221	2,609,550
AT&T	16,865	493,976
Charter Communications, Cl A *	224	59,490
Comcast, Cl A	8,976	304,915
Electronic Arts	563	96,808
Fox, Cl A	517	30,865
Fox, Cl B	301	16,420
Live Nation Entertainment *	348	57,938
Meta Platforms, Cl A	5,176	3,823,511
Netflix *	997	1,204,625
Omnicom Group	458	35,875
Pinterest, Cl A *	1,404	51,429
Reddit, Cl A *	238	53,569
ROBLOX, Cl A *	1,304	162,465
Snap, Cl A *	2,483	17,729
Spotify Technology *	343	233,885
Take-Two Interactive Software *	391	91,209
TKO Group Holdings, Cl A	168	31,846
T-Mobile US	1,158	291,804
Trade Desk, Cl A *	1,063	58,104
Verizon Communications	9,921	438,806
Walt Disney	4,275	506,074
Warner Bros Discovery *	5,350	62,274
Warner Music Group, Cl A	304	10,138
		13,705,096
Consumer Discretionary — 10.3%
Airbnb, Cl A *	1,032	134,707
Amazon.com *	22,608	5,177,232
AutoZone *	40	167,941
Best Buy	451	33,212
Booking Holdings	76	425,528
Carnival *	2,454	78,258
Carvana, Cl A *	277	103,022
Chipotle Mexican Grill, Cl A *	3,289	138,598
Darden Restaurants	279	57,736
Deckers Outdoor *	359	42,947

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
DoorDash, Cl A *	799	$195,955
DR Horton	666	112,874
DraftKings, Cl A *	1,114	53,450
eBay	1,111	100,668
Expedia Group	291	62,507
Ford Motor	9,282	109,249
Garmin	365	88,264
General Motors	2,372	138,975
Genuine Parts	323	45,004
Hilton Worldwide Holdings	563	155,422
Home Depot	2,381	968,519
Las Vegas Sands	813	46,853
Lennar, Cl A	560	74,558
Lennar, Cl B	13	1,653
Lowe’s	1,341	346,058
Lululemon Athletica *	252	50,954
Marriott International, Cl A	578	154,823
McDonald’s	1,772	555,593
NIKE, Cl B	2,837	219,499
NVR *	7	56,824
O’Reilly Automotive *	2,075	215,136
PulteGroup	483	63,766
Ross Stores	808	118,905
Royal Caribbean Cruises	593	215,389
Starbucks	2,666	235,115
Tesla *	6,691	2,233,924
TJX	2,659	363,246
Tractor Supply	1,271	78,497
Ulta Beauty *	108	53,215
Viking Holdings *	297	18,895
Williams-Sonoma	282	53,070
Yum! Brands	663	97,441
		13,643,482
Consumer Staples — 5.0%
Altria Group	4,057	272,671
Archer-Daniels-Midland	1,132	70,909
Brown-Forman, Cl A	104	3,156
Brown-Forman, Cl B	704	21,078

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Church & Dwight	583	$54,312
Clorox	294	34,751
Coca-Cola	9,069	625,670
Colgate-Palmolive	1,978	166,290
Constellation Brands, Cl A	370	59,918
Costco Wholesale	1,064	1,003,693
Dollar General	520	56,555
Dollar Tree *	478	52,183
Estee Lauder, Cl A	510	46,782
General Mills	1,313	64,770
Hershey	351	64,496
Hormel Foods	683	17,376
Kellanova	621	49,370
Kenvue	4,794	99,284
Keurig Dr Pepper	2,855	83,052
Kimberly-Clark	787	101,633
Kraft Heinz	1,851	51,773
Kroger	1,450	98,368
McCormick	600	42,222
Mondelez International, Cl A	3,101	190,525
Monster Beverage *	1,644	102,602
PepsiCo	3,228	479,842
Philip Morris International	3,635	607,518
Procter & Gamble	5,621	882,722
Sysco	1,254	100,909
Target	1,083	103,946
Tyson Foods, Cl A	669	37,986
Walmart	10,404	1,008,980
		6,655,342
Energy — 3.1%
Baker Hughes, Cl A	2,352	106,781
Cheniere Energy	546	132,034
Chesapeake Energy	503	48,680
Chevron	4,569	733,781
ConocoPhillips	3,013	298,197
Coterra Energy	1,728	42,232
Devon Energy	1,553	56,063
Diamondback Energy	449	66,793

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
EOG Resources	1,319	$164,638
EQT	1,361	70,554
Exxon Mobil	10,372	1,185,416
Halliburton	2,083	47,347
Kinder Morgan	4,806	129,666
Marathon Petroleum	747	134,243
Occidental Petroleum	1,754	83,508
ONEOK	1,444	110,293
Phillips 66	974	130,107
Schlumberger	3,248	119,656
Targa Resources	510	85,558
Texas Pacific Land	45	42,007
Valero Energy	749	113,855
Venture Global, Cl A	738	9,594
Williams	2,953	170,920
		4,081,923
Financials — 13.6%
Affirm Holdings, Cl A *	574	50,776
Aflac	1,173	125,347
Allstate	652	132,649
American Express	1,309	433,645
American International Group	1,418	115,312
Ameriprise Financial	229	117,891
Aon PLC, Cl A	473	173,591
Apollo Global Management	994	135,413
Arch Capital Group	855	78,258
Ares Management, Cl A	442	79,206
Arthur J Gallagher	597	180,742
Bank of America	15,567	789,870
Bank of New York Mellon	1,711	180,682
Berkshire Hathaway, Cl B *	3,181	1,599,979
BlackRock Funding	363	409,152
Blackstone	1,720	294,808
Block, Cl A *	1,325	105,523
Blue Owl Capital, Cl A	1,330	24,632
Brown & Brown	573	55,552
Capital One Financial	1,512	343,557
Carlyle Group	534	34,475

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Cboe Global Markets	248	$58,516
Charles Schwab	4,098	392,752
Chubb	892	245,362
Cincinnati Financial	366	56,218
Citigroup	4,362	421,238
Citizens Financial Group	1,042	54,476
CME Group, Cl A	859	228,932
Coinbase Global, Cl A *	485	147,702
Corpay *	161	52,433
Erie Indemnity, Cl A	59	20,908
Everest Group	77	26,325
FactSet Research Systems	90	33,599
Fidelity National Information Services	1,266	88,379
Fifth Third Bancorp	1,594	72,957
First Citizens BancShares, Cl A	24	47,614
Fiserv *	1,351	186,681
Global Payments	602	53,470
Goldman Sachs Group	735	547,759
Hartford Financial Services Group	680	89,971
Huntington Bancshares	3,443	61,320
Interactive Brokers Group, Cl A	983	61,182
Intercontinental Exchange	1,363	240,706
JPMorgan Chase	6,658	2,006,854
KKR	1,622	226,253
Loews	427	41,334
LPL Financial Holdings	178	64,877
M&T Bank	394	79,454
Markel Group *	30	58,772
Marsh & McLennan	1,170	240,798
Mastercard, Cl A	1,941	1,155,458
MetLife	1,364	110,975
Moody’s	380	193,709
Morgan Stanley	2,917	438,950
MSCI, Cl A	180	102,190
Nasdaq	984	93,224
Northern Trust	470	61,702
PayPal Holdings *	2,355	165,297
PNC Financial Services Group	967	200,594
Principal Financial Group	542	43,636

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Progressive	1,379	$340,696
Prudential Financial	846	92,772
Raymond James Financial	439	74,384
Regions Financial	2,159	59,135
Robinhood Markets, Cl A *	1,760	183,093
Rocket, Cl A	290	5,153
Ryan Specialty Holdings, Cl A	247	13,963
S&P Global	732	401,458
SoFi Technologies *	2,454	62,675
State Street	697	80,134
Synchrony Financial	925	70,614
T Rowe Price Group	519	55,855
Toast, Cl A *	968	43,657
TPG, Cl A	204	12,311
Tradeweb Markets, Cl A	276	34,047
Travelers	554	150,417
Truist Financial	3,116	145,891
US Bancorp	3,690	180,183
Visa, Cl A	4,115	1,447,575
W R Berkley	716	51,330
Wells Fargo	7,804	641,333
Willis Towers Watson PLC	238	77,776
		18,158,089
Health Care — 9.1%
Abbott Laboratories	4,050	537,273
AbbVie	4,241	892,306
Agilent Technologies	677	85,072
Align Technology *	165	23,423
Alnylam Pharmaceuticals *	308	137,525
Amgen	1,266	364,241
Baxter International	1,208	29,826
Becton Dickinson	710	137,016
Biogen *	344	45,484
Boston Scientific *	3,476	366,718
Bristol-Myers Squibb	4,853	228,965
Cardinal Health	578	85,995
Cencora	428	124,809
Centene *	1,197	34,761

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Cigna Group	656	$197,371
Cooper *	471	31,743
CVS Health	3,033	221,864
Danaher	1,526	314,081
Dexcom *	930	70,066
Edwards Lifesciences *	1,372	111,598
Elevance Health	538	171,434
Eli Lilly	2,024	1,482,742
GE HealthCare Technologies	1,087	80,145
Gilead Sciences	2,954	333,713
HCA Healthcare	420	169,663
Hologic *	533	35,775
Humana	309	93,831
IDEXX Laboratories *	192	124,241
Illumina *	375	37,485
Incyte *	381	32,236
Insulet *	166	56,420
Intuitive Surgical *	833	394,255
IQVIA Holdings *	422	80,522
Johnson & Johnson	5,781	1,024,220
Labcorp Holdings	199	55,320
McKesson	305	209,425
Medtronic PLC	3,060	283,999
Merck	5,939	499,589
Mettler-Toledo International *	45	58,547
Molina Healthcare *	134	24,231
Natera *	301	50,643
Pfizer	13,451	333,047
Quest Diagnostics	264	47,953
Regeneron Pharmaceuticals	253	146,917
ResMed	345	94,706
Royalty Pharma, Cl A	880	31,662
STERIS PLC	235	57,589
Stryker	824	322,522
Thermo Fisher Scientific	901	443,941
UnitedHealth Group	2,191	678,925
Veeva Systems, Cl A *	354	95,297
Vertex Pharmaceuticals *	611	238,913
Waters *	140	42,252

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
West Pharmaceutical Services	171	$42,228
Zimmer Biomet Holdings	473	50,185
Zoetis, Cl A	1,096	171,414
		12,136,124
Industrials — 8.5%
3M	1,315	204,522
AMETEK	547	101,086
Automatic Data Processing	969	294,624
Axon Enterprise *	178	133,018
Boeing *	1,699	398,721
Booz Allen Hamilton Holding, Cl A	298	32,399
Broadridge Financial Solutions	277	70,807
Builders FirstSource *	268	37,166
Carlisle	107	41,290
Carrier Global	1,925	125,510
Caterpillar	1,139	477,287
Cintas	831	174,535
Copart *	2,116	103,282
CSX	4,747	154,325
Cummins	344	137,063
Deere	595	284,791
Delta Air Lines	1,535	94,832
Dover	326	58,308
Eaton PLC	936	326,795
EMCOR Group	108	66,960
Emerson Electric	1,341	177,012
Equifax	294	72,412
Expeditors International of Washington	330	39,778
Fastenal	2,851	141,581
FedEx	526	121,543
Ferguson Enterprises	448	103,555
Fortive	826	39,532
GE Vernova	656	402,108
General Dynamics	530	172,022
General Electric	2,533	697,082
HEICO	97	30,266
HEICO, Cl A	179	43,857
Honeywell International	1,541	338,249

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Howmet Aerospace	956	$166,440
Hubbell, Cl B	127	54,736
IDEX	179	29,445
Illinois Tool Works	712	188,431
Ingersoll Rand	957	76,015
Jacobs Solutions	292	42,699
JB Hunt Transport Services	189	27,403
Johnson Controls International	1,562	166,962
L3Harris Technologies	445	123,541
Leidos Holdings	316	57,171
Lennox International	75	41,839
Lockheed Martin	564	256,975
Norfolk Southern	558	156,229
Northrop Grumman	352	207,694
Old Dominion Freight Line	447	67,484
Otis Worldwide	946	81,715
PACCAR	1,286	128,574
Parker-Hannifin	309	234,639
Paychex	800	111,564
Quanta Services	349	131,908
Republic Services, Cl A	505	118,155
Rockwell Automation	270	92,726
Rollins	705	39,861
RTX	3,138	497,687
Southwest Airlines	1,418	46,652
SS&C Technologies Holdings	513	45,483
Symbotic, Cl A *	97	4,601
Trane Technologies PLC	541	224,840
TransDigm Group	132	184,652
TransUnion	462	40,841
Uber Technologies *	4,796	449,625
Union Pacific	1,437	321,270
United Airlines Holdings *	780	81,900
United Parcel Service, Cl B	1,776	155,293
United Rentals	155	148,233
Veralto	526	55,856
Verisk Analytics, Cl A	333	89,284
Vertiv Holdings, Cl A	813	103,698
Waste Management	963	218,014

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Watsco	82	$32,995
Westinghouse Air Brake Technologies	405	78,367
WW Grainger	104	105,404
Xylem	577	81,680
		11,264,899
Information Technology — 32.8%
Adobe *	1,012	360,980
Advanced Micro Devices *	3,809	619,458
Amdocs	261	22,334
Amphenol, Cl A	2,853	310,578
Analog Devices	1,186	298,054
Apple	34,816	8,082,186
Applied Materials	1,930	310,267
AppLovin, Cl A *	611	292,418
Arista Networks *	2,497	340,965
Atlassian, Cl A *	409	72,712
Autodesk *	507	159,553
Bentley Systems, Cl B	377	20,980
Broadcom	11,009	3,273,966
Cadence Design Systems *	660	231,284
CDW	317	52,229
Circle Internet Group *	256	33,787
Cisco Systems	9,351	646,061
Cloudflare, Cl A *	723	150,897
Cognizant Technology Solutions, Cl A	1,181	85,327
Coreweave *	439	45,235
Corning	1,843	123,536
Crowdstrike Holdings, Cl A *	551	233,459
Datadog, Cl A *	737	100,733
Dell Technologies, Cl C	736	89,902
Entegris	356	29,811
Fair Isaac *	58	88,255
First Solar *	241	47,041
Flex *	878	47,078
Fortinet *	1,504	118,470
Gartner *	177	44,461
GLOBALFOUNDRIES *	172	5,743
GoDaddy, Cl A *	320	47,459

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Hewlett Packard Enterprise	3,082	$69,561
HP	2,232	63,701
HubSpot *	127	61,363
Intel	10,374	252,607
International Business Machines	2,170	528,373
Intuit	642	428,214
Jabil	260	53,256
Keysight Technologies *	412	67,333
KLA	320	279,040
Lam Research	3,084	308,863
Marvell Technology	2,055	129,188
Microchip Technology	1,253	81,445
Micron Technology	2,675	318,352
Microsoft	17,561	8,897,983
MicroStrategy, Cl A *	590	197,302
MongoDB, Cl A *	171	53,969
Monolithic Power Systems	110	91,934
Motorola Solutions	404	190,874
NetApp	482	54,365
NVIDIA	56,120	9,774,982
Okta, Cl A *	387	35,902
ON Semiconductor *	1,009	50,036
Oracle	3,921	886,656
Palantir Technologies, Cl A *	5,005	784,334
Palo Alto Networks *	1,546	294,544
PTC *	283	60,420
Pure Storage, Cl A *	730	56,655
QUALCOMM	2,619	420,952
Roper Technologies	261	137,367
Salesforce	2,237	573,231
Samsara, Cl A *	605	21,865
Seagate Technology Holdings	468	78,343
ServiceNow *	483	443,133
Snowflake, Cl A *	773	184,484
Super Micro Computer *	1,188	49,349
Synopsys *	443	267,359
Teledyne Technologies *	110	59,199
Teradyne	385	45,522
Texas Instruments	2,152	435,737

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Trimble *	578	$46,714
Tyler Technologies *	101	56,851
Ubiquiti	9	4,753
VeriSign	198	54,127
Western Digital	813	65,316
Workday, Cl A *	524	120,950
Zebra Technologies, Cl A *	121	38,368
Zoom Video Communications, Cl A *	623	50,725
Zscaler *	223	61,782
		43,672,598
Materials — 2.0%
Air Products & Chemicals	537	157,937
Amcor PLC	5,459	47,111
Avery Dennison	190	32,613
Ball	703	37,006
CF Industries Holdings	411	35,605
Corteva	1,636	121,375
CRH PLC	1,659	187,384
Dow	1,667	41,058
DuPont de Nemours	903	69,459
Ecolab	615	170,380
Freeport-McMoRan	3,531	156,776
International Flavors & Fragrances	608	41,046
International Paper	1,241	61,653
Linde PLC	1,116	533,772
LyondellBasell Industries, Cl A	604	34,035
Martin Marietta Materials	144	88,762
Newmont	2,686	199,838
Nucor	559	83,140
Packaging Corp of America	211	45,990
PPG Industries	552	61,399
Reliance	126	37,253
Sherwin-Williams	560	204,865
Smurfit WestRock	1,213	57,448
Steel Dynamics	340	44,513
Vulcan Materials	315	91,715
		2,642,133

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — 1.9%
Alexandria Real Estate Equities ‡	372	$30,668
American Tower ‡	1,116	227,497
AvalonBay Communities ‡	337	66,001
CBRE Group, Cl A *	714	115,754
CoStar Group *	1,042	93,248
Crown Castle ‡	1,084	107,468
Digital Realty Trust ‡	818	137,129
Equinix ‡	231	181,610
Equity Residential ‡	815	53,888
Essex Property Trust ‡	151	40,802
Extra Space Storage ‡	501	71,934
Healthpeak Properties ‡	1,649	29,583
Invitation Homes ‡	1,363	42,648
Iron Mountain ‡	694	64,077
Mid-America Apartment Communities ‡	277	40,392
ProLogis ‡	2,214	251,909
Public Storage ‡	392	115,479
Realty Income ‡	2,169	127,450
SBA Communications, Cl A ‡	253	51,827
Simon Property Group ‡	798	144,167
Sun Communities ‡	300	38,061
Ventas ‡	998	67,944
VICI Properties, Cl A ‡	2,508	84,720
Welltower ‡	1,494	251,410
Weyerhaeuser ‡	1,726	44,652
		2,480,318
Utilities — 2.3%
Alliant Energy	608	39,563
Ameren	634	63,261
American Electric Power	1,308	145,214
American Water Works	464	66,589
Atmos Energy	370	61,468
CenterPoint Energy	1,553	58,564
CMS Energy	708	50,672
Consolidated Edison	876	86,050
Constellation Energy	758	233,449
Dominion Energy	2,097	125,610
DTE Energy	491	67,095

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Duke Energy	1,852	$226,851
Edison International	922	51,752
Entergy	1,089	95,930
Evergy	538	38,338
Eversource Energy	872	55,869
Exelon	2,499	109,156
FirstEnergy	1,304	56,880
NextEra Energy	4,870	350,884
NiSource	1,120	47,342
NRG Energy	484	70,451
PG&E	5,091	77,790
PPL	1,762	64,260
Public Service Enterprise Group	1,186	97,643
Sempra	1,575	130,032
Southern	2,618	241,641
Vistra	799	151,099
WEC Energy Group	750	79,883
Xcel Energy	1,374	99,464
		3,042,800
TOTAL UNITED STATES		131,482,804
TOTAL COMMON STOCK (Cost $113,366,820)		132,679,170
TOTAL INVESTMENTS — 99.8% (Cost $113,366,820)		$132,679,170

Percentages are based on Net Assets of $132,953,751.

*	Non-income producing security.
‡	Real Estate Investment Trust

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

As of August 31, 2025, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2025 (Unaudited)
Global X 1-3 Month T-Bill ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 104.7%
U.S. Treasury Bills
7.266%, 09/25/2025(A)	$43,167,000	$43,050,169
6.983%, 09/11/2025(A)	47,460,000	47,409,712
6.487%, 09/18/2025(A)	57,770,000	57,660,751
5.878%, 09/23/2025(A)	67,290,000	67,123,138
4.308%, 09/2/2025(A)	70,622,000	70,622,000
4.306%, 09/30/2025(A)	61,938,000	61,733,501
4.303%, 09/9/2025(A)	65,790,000	65,735,632
4.293%, 09/4/2025(A)	68,930,000	68,913,782
4.287%, 09/16/2025(A)	73,330,000	73,208,359
4.277%, 10/23/2025(A)	52,200,000	51,895,326
4.276%, 10/9/2025(A)	98,245,000	97,821,414
4.272%, 10/2/2025(A)	131,930,000	131,466,025
4.270%, 10/7/2025(A)	43,700,000	43,521,558
4.268%, 10/16/2025(A)	65,720,000	65,386,252
4.257%, 10/21/2025(A)(B)	59,150,000	58,815,684
4.237%, 10/14/2025(A)	45,170,000	44,950,511
4.133%, 11/28/2025(A)	60,000,000	59,413,040
3.208%, 10/30/2025(A)	143,600,000	142,639,966
2.734%, 11/20/2025(A)	78,600,000	77,900,688
2.701%, 11/13/2025(A)	85,950,000	85,248,723
1.943%, 10/28/2025(A)	64,350,000	63,935,586
1.851%, 11/6/2025(A)	108,400,000	107,599,652
		1,586,051,469
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,585,810,541)		1,586,051,469

REPURCHASE AGREEMENTS(C) — 0.3%
Citadel Securities LLC 4.380%, dated 08/29/2025, to be repurchased on 09/02/2025, repurchase price $1,193,404 (collateralized by various U.S. Treasury Obligations, ranging in par value $67 - $211,063, 0.000% - 6.750%, 09/18/2025 - 08/15/2055, with a total market value of $1,212,142)	1,192,823	1,192,823

Schedule of Investments	August 31, 2025 (Unaudited)
Global X 1-3 Month T-Bill ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — continued
Daiwa Capital Markets America, Inc. 4.340%, dated 08/29/2025, to be repurchased on 09/02/2025, repurchase price $1,121,795 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $79 - $233,692, 2.000% - 7.500%, 04/23/2027 - 07/20/2065, with a total market value of $1,138,853)	$1,121,254	$1,121,254
HSBC Securities USA, Inc. 4.330%, dated 08/29/2025, to be repurchased on 09/02/2025, repurchase price $32,057 (collateralized by various U.S. Treasury Obligations, ranging in par value $26 - $ 12,154, 0.000% - 1.625%, 04/15/2027 - 08/15/2053, with a total market value of $32,677)	32,042	32,042
HSBC Securities USA, Inc. 4.340%, dated 08/29/2025, to be repurchased on 09/02/2025, repurchase price $1,121,795 (collateralized by various U.S. Government Obligations, ranging in par value $144 - $ 443,397, 2.000% - 6.500%, 06/01/2028 - 06/01/2064, with a total market value of $1,139,749)	1,121,254	1,121,254
JP Morgan Securities LLC 4.330%, dated 08/29/2025, to be repurchased on 09/02/2025, repurchase price $263,732 (collateralized by various a U.S. Treasury Obligation, par value $257,953, 4.500%, 12/31/2031, with a total market value of $266,985)	263,605	263,605
Natwest Markets Securities, Inc. 4.330%, dated 08/29/2025, to be repurchased on 09/02/2025, repurchase price $223,720 (collateralized by various U.S. Treasury Obligations, ranging in par value $5,074 - $ 62,504, 2.875% - 4.625%, 06/30/2027 - 02/15/2035, with a total market value of $ 226,282)	223,612	223,612

Schedule of Investments	August 31, 2025 (Unaudited)
Global X 1-3 Month T-Bill ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — continued
RBC Dominion Securities, Inc. 4.330%, dated 08/29/2025, to be repurchased on 09/02/2025, repurchase price $1,121,793 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $84 - $202,310, 0.000% - 7.000%, 09/11/2025 - 08/15/2055, with a total market value of $1,137,767)	$1,121,254	$1,121,254
TOTAL REPURCHASE AGREEMENTS (Cost $5,075,844)		5,075,844
TOTAL INVESTMENTS — 105.0% (Cost $1,590,886,385)		$1,591,127,313

Percentages are based on Net Assets of $1,515,593,084.

(A)	Interest rate represents the security’s effective yield at the time of purchase.
(B)	This security or a partial position of this security is on loan at August 31, 2025. The total market value of securities on loan at August 31, 2025 was $14,915,220.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2025 was $5,075,844. The total value of non-cash collateral held from securities on loan as of August 31, 2025 was $9,943,480.

As of August 31, 2025, all of the Fund’s investments were considered Level 2, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2025 (Unaudited)
Global X U.S. Cash Flow Kings 100 ETF

	Shares	Value
COMMON STOCK — 99.9%
JERSEY — 1.7%
Consumer Discretionary — 1.7%
APTIV PLC *	5,100	$405,603

PANAMA — 0.9%
Industrials — 0.9%
Copa Holdings, Cl A	1,892	222,007

UNITED STATES — 97.3%
Communication Services — 8.8%
Fox, Cl A	7,968	475,690
IAC *	1,254	45,921
Interpublic Group	8,932	239,735
Match Group	5,170	193,048
Nexstar Media Group, Cl A	1,381	282,456
Omnicom Group	4,035	316,061
Warner Bros Discovery *	41,794	486,482
ZoomInfo Technologies, Cl A *	6,200	67,580
		2,106,973
Consumer Discretionary — 21.8%
ADT	32,567	283,659
Bath & Body Works	5,517	161,152
Best Buy	3,707	272,983
BorgWarner	5,868	250,916
Brunswick	1,464	93,096
Columbia Sportswear	970	54,048
Crocs *	1,803	157,222
Deckers Outdoor *	1,883	225,263
Dillard’s, Cl A	304	161,996
DR Horton	3,553	602,162
Etsy *	2,438	129,238
Expedia Group	2,664	572,227
Gap	8,226	181,054
Gentex	3,360	94,114
H&R Block	2,365	119,078
Harley-Davidson	7,842	228,359
International Game Technology	13,054	217,219
Lear	1,047	115,170

Schedule of Investments	August 31, 2025 (Unaudited)
Global X U.S. Cash Flow Kings 100 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Mattel *	6,081	$111,282
NVR *	39	316,588
PulteGroup	2,865	378,237
PVH	1,818	153,294
Thor Industries	1,258	137,877
TopBuild *	434	182,610
YETI Holdings *	1,326	46,622
		5,245,466
Consumer Staples — 6.8%
Altria Group	7,355	494,329
Boston Beer, Cl A *	197	43,555
Conagra Brands	13,428	256,878
Ingredion	1,419	183,817
Maplebear *	3,705	160,686
Molson Coors Beverage, Cl B	4,562	230,335
Pilgrim’s Pride	6,064	269,545
		1,639,145
Energy — 18.9%
APA	11,748	272,789
Chord Energy	2,086	229,230
Civitas Resources	5,396	198,465
ConocoPhillips	4,647	459,914
Diamondback Energy	2,956	439,735
EOG Resources	3,505	437,494
Halliburton	19,748	448,872
Murphy Oil	4,828	120,024
NOV	16,976	225,611
Occidental Petroleum	9,646	459,246
Ovintiv	7,593	319,817
Schlumberger	12,276	452,248
Valero Energy	3,131	475,943
		4,539,388
Health Care — 13.5%
Biogen *	3,183	420,856
Bristol-Myers Squibb	9,382	442,643
DaVita *	2,269	312,577

Schedule of Investments	August 31, 2025 (Unaudited)
Global X U.S. Cash Flow Kings 100 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Envista Holdings *	2,501	$52,971
Exelixis *	3,569	133,552
Globus Medical, Cl A *	1,571	96,255
Halozyme Therapeutics *	1,663	121,649
Lantheus Holdings *	1,046	57,425
Merck	5,565	468,128
Pfizer	18,342	454,148
Teleflex	706	89,246
United Therapeutics *	690	210,284
Viatris	36,809	388,335
		3,248,069
Industrials — 9.4%
Builders FirstSource *	2,263	313,833
Genpact	2,935	133,073
Lyft, Cl A *	12,633	204,907
Middleby *	869	118,922
Mueller Industries	1,384	132,781
Owens Corning	1,698	254,989
Robert Half	1,574	58,742
Snap-On	703	228,644
TriNet Group	1,119	81,038
United Airlines Holdings *	5,933	622,965
Valmont Industries	325	119,314
		2,269,208
Information Technology — 12.6%
Arrow Electronics *	1,602	202,381
Avnet	2,923	159,508
BILL Holdings *	1,469	68,191
Cirrus Logic *	794	90,667
Dropbox, Cl A *	5,952	172,965
DXC Technology *	9,634	139,211
Enphase Energy *	2,636	99,377
HP	18,251	520,883
ON Semiconductor *	5,303	262,976
Onto Innovation *	513	54,378
QUALCOMM	2,920	469,332
RingCentral, Cl A *	3,355	102,361

Schedule of Investments	August 31, 2025 (Unaudited)
Global X U.S. Cash Flow Kings 100 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Skyworks Solutions	3,664	$274,580
Teradata *	2,450	51,401
Zoom Video Communications, Cl A *	4,362	355,154
		3,023,365
Materials — 5.2%
CF Industries Holdings	3,704	320,878
Crown Holdings	2,516	250,040
NewMarket	144	119,082
Newmont	7,555	562,092
		1,252,092
Real Estate — 0.3%
Apple Hospitality REIT ‡	5,566	72,692

TOTAL UNITED STATES		23,396,398
TOTAL COMMON STOCK (Cost $23,041,856)		24,024,008
TOTAL INVESTMENTS — 99.9% (Cost $23,041,856)		$24,024,008

Percentages are based on Net Assets of $24,052,841.

*	Non-income producing security.
‡	Real Estate Investment Trust

As of August 31, 2025, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Short-Term Treasury Ladder ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 99.0%
U.S. Treasury Bills
4.306%, 09/2/2025(A)	$25,000	$25,000
4.025%, 02/12/2026(A)	50,000	49,123
		74,123
U.S. Treasury Notes
4.875%, 04/30/2026	985,000	990,494
4.875%, 05/31/2026	1,085,000	1,092,053
4.625%, 02/28/2026	180,000	180,482
4.625%, 03/15/2026	30,000	30,106
4.625%, 06/30/2026	135,000	135,749
4.625%, 09/15/2026	80,000	80,630
4.625%, 10/15/2026	60,000	60,520
4.625%, 11/15/2026	240,000	242,259
4.500%, 03/31/2026	130,000	130,356
4.500%, 04/15/2027	400,000	404,984
4.500%, 05/15/2027	425,000	430,661
4.375%, 07/31/2026	90,000	90,369
4.375%, 08/15/2026	150,000	150,681
4.375%, 12/15/2026	720,000	725,288
4.375%, 07/15/2027	210,000	212,707
4.250%, 11/30/2026	325,000	326,727
4.250%, 12/31/2026	1,000,000	1,005,977
4.250%, 03/15/2027	60,000	60,471
4.250%, 01/15/2028	385,000	390,580
4.250%, 02/15/2028	200,000	203,023
4.125%, 06/15/2026	120,000	120,170
4.125%, 10/31/2026	230,000	230,737
4.125%, 01/31/2027	975,000	979,837
4.125%, 02/15/2027	160,000	160,844
4.125%, 02/28/2027	215,000	216,226
4.125%, 11/15/2027	420,000	424,463
4.000%, 01/15/2027	169,000	169,522
3.875%, 03/31/2027	1,350,000	1,353,480
3.875%, 05/31/2027	270,000	270,907
3.875%, 07/31/2027	1,200,000	1,204,969
3.875%, 10/15/2027	895,000	899,510
3.875%, 11/30/2027	255,000	256,424
3.875%, 12/31/2027	930,000	935,595
3.750%, 08/31/2026	180,000	179,783
3.750%, 04/30/2027	1,125,000	1,126,187
3.750%, 06/30/2027	190,000	190,327
3.750%, 08/15/2027	430,000	430,857

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Short-Term Treasury Ladder ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — continued
3.625%, 05/15/2026	$100,000	$99,784
3.500%, 09/30/2026	200,000	199,258
3.500%, 01/31/2028	175,000	174,597
3.125%, 08/31/2027	150,000	148,564
2.750%, 07/31/2027	450,000	442,564
2.750%, 02/15/2028	250,000	245,088
2.625%, 05/31/2027	1,220,000	1,198,459
2.500%, 02/28/2026	95,000	94,281
2.375%, 04/30/2026	245,000	242,424
2.375%, 05/15/2027	220,000	215,325
2.250%, 03/31/2026	55,000	54,448
2.250%, 02/15/2027	120,000	117,511
2.250%, 11/15/2027	300,000	291,410
2.125%, 05/31/2026	240,000	236,747
2.000%, 11/15/2026	225,000	220,263
1.875%, 06/30/2026	120,000	118,004
1.875%, 07/31/2026	125,000	122,756
1.875%, 02/28/2027	135,000	131,398
1.625%, 05/15/2026	140,000	137,774
1.625%, 10/31/2026	1,175,000	1,145,992
1.625%, 11/30/2026	72,000	70,127
1.500%, 08/15/2026	1,110,000	1,085,554
1.500%, 01/31/2027	230,000	222,929
1.250%, 11/30/2026	125,000	121,172
1.250%, 12/31/2026	195,000	188,685
1.125%, 10/31/2026	275,000	266,621
1.125%, 02/28/2027	105,000	101,087
0.875%, 06/30/2026	180,000	175,577
0.875%, 09/30/2026	200,000	193,789
0.750%, 03/31/2026	155,000	152,169
0.750%, 04/30/2026	1,130,000	1,106,266
0.750%, 05/31/2026	150,000	146,482
0.750%, 08/31/2026	1,050,000	1,018,303
0.750%, 01/31/2028	850,000	794,484
0.625%, 07/31/2026	250,000	242,736
0.625%, 03/31/2027	75,000	71,505
0.625%, 11/30/2027	190,000	177,939
0.625%, 12/31/2027	250,000	233,496
0.500%, 02/28/2026	275,000	270,273
0.500%, 04/30/2027	100,000	94,930
0.500%, 05/31/2027	200,000	189,414
0.500%, 08/31/2027	980,000	921,583

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Short-Term Treasury Ladder ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — continued
0.500%, 10/31/2027	$350,000	$327,523
0.375%, 07/31/2027	150,000	141,059
0.375%, 09/30/2027	300,000	280,711
		30,325,016
TOTAL U.S. TREASURY OBLIGATIONS (Cost $30,326,463)		30,399,139
TOTAL INVESTMENTS — 99.0% (Cost $30,326,463)		$30,399,139

Percentages are based on Net Assets of $30,708,681.

(A)	Interest rate represents the security’s effective yield at the time of purchase.

As of August 31, 2025, all of the Fund’s investments were considered Level 2, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Intermediate-Term Treasury Ladder ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 98.7%
U.S. Treasury Notes
4.875%, 10/31/2030	$385,000	$405,573
4.625%, 05/31/2031	275,000	286,655
4.625%, 02/15/2035	338,000	349,566
4.500%, 05/31/2029	385,000	396,640
4.500%, 12/31/2031	275,000	284,732
4.500%, 11/15/2033	375,000	386,689
4.375%, 08/31/2028	330,000	337,296
4.375%, 12/31/2029	14,000	14,396
4.375%, 11/30/2030	125,000	128,774
4.375%, 05/15/2034	410,000	418,008
4.250%, 01/31/2030	385,000	394,069
4.250%, 02/28/2031	100,000	102,410
4.250%, 11/15/2034	225,000	226,477
4.125%, 10/31/2031	220,000	223,360
4.125%, 02/29/2032	275,000	278,814
4.125%, 03/31/2032	275,000	278,706
4.125%, 11/15/2032	6,000	6,067
4.000%, 01/31/2029	385,000	389,828
4.000%, 02/28/2030	50,000	50,701
4.000%, 01/31/2031	60,000	60,713
4.000%, 04/30/2032	264,000	265,526
4.000%, 02/15/2034	295,000	293,272
3.875%, 09/30/2029	125,000	126,108
3.875%, 08/15/2033	100,000	98,953
3.875%, 08/15/2034	115,000	112,736
3.750%, 06/30/2030	125,000	125,337
3.750%, 12/31/2030	330,000	330,116
3.500%, 02/15/2033	150,000	145,395
3.375%, 05/15/2033	345,000	330,674
3.250%, 06/30/2029	100,000	98,652
3.125%, 11/15/2028	100,000	98,574
2.875%, 05/15/2032	100,000	93,930
2.750%, 08/15/2032	100,000	92,848
2.375%, 03/31/2029	125,000	119,849
1.750%, 01/31/2029	100,000	94,090
1.625%, 05/15/2031	100,000	89,012
1.375%, 11/15/2031	90,000	77,769
1.250%, 03/31/2028	85,000	80,139
1.250%, 06/30/2028	75,000	70,327
1.250%, 08/15/2031	95,000	82,090

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Intermediate-Term Treasury Ladder ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — continued
		$7,844,871
TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,840,992)		7,844,871
TOTAL INVESTMENTS — 98.7% (Cost $7,840,992)		$7,844,871

Percentages are based on Net Assets of $7,944,625.

As of August 31, 2025, all of the Fund’s investments were considered Level 2, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Long-Term Treasury Ladder ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 98.9%
U.S. Treasury Bill
4.298%, 09/02/2025(A)	$40,000	$40,000
U.S. Treasury Bonds
5.000%, 05/15/2037	726,000	771,375
5.000%, 05/15/2045	675,000	686,285
4.750%, 02/15/2037	130,000	135,266
4.750%, 02/15/2041	85,000	85,684
4.750%, 11/15/2043	640,000	634,075
4.750%, 02/15/2045	100,000	98,516
4.750%, 11/15/2053	255,000	247,888
4.625%, 02/15/2040	339,000	339,556
4.625%, 05/15/2044	110,000	107,001
4.625%, 11/15/2044	100,000	97,008
4.625%, 05/15/2054	350,000	333,443
4.625%, 02/15/2055	675,000	643,359
4.500%, 02/15/2036	330,000	338,456
4.500%, 05/15/2038	1,152,000	1,163,880
4.500%, 08/15/2039	365,000	362,405
4.500%, 02/15/2044	214,000	205,122
4.500%, 11/15/2054	350,000	326,717
4.375%, 02/15/2038	930,000	927,602
4.375%, 11/15/2039	861,000	841,056
4.375%, 05/15/2040	40,000	38,919
4.375%, 05/15/2041	75,000	72,302
4.375%, 08/15/2043	120,000	113,466
4.250%, 05/15/2039	250,000	242,783
4.250%, 11/15/2040	710,000	677,440
4.250%, 02/15/2054	340,000	304,194
4.250%, 08/15/2054	350,000	313,141
4.125%, 08/15/2044	655,000	595,001
4.125%, 08/15/2053	952,000	833,781
4.000%, 11/15/2042	690,000	625,070
4.000%, 11/15/2052	230,000	197,387
3.875%, 08/15/2040	100,000	91,598
3.875%, 02/15/2043	200,000	177,711
3.875%, 05/15/2043	200,000	177,297
3.750%, 08/15/2041	30,000	26,737
3.750%, 11/15/2043	164,000	141,995
3.625%, 08/15/2043	140,000	119,405
3.625%, 02/15/2044	132,000	111,963
3.625%, 02/15/2053	315,000	252,135
3.625%, 05/15/2053	295,000	235,873

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Long-Term Treasury Ladder ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — continued
3.500%, 02/15/2039	$545,000	$491,415
3.375%, 08/15/2042	119,000	99,253
3.375%, 05/15/2044	225,000	183,331
3.375%, 11/15/2048	395,000	308,239
3.250%, 05/15/2042	150,000	123,346
3.125%, 11/15/2041	720,000	586,941
3.125%, 02/15/2042	170,000	137,879
3.125%, 02/15/2043	59,000	47,055
3.125%, 08/15/2044	355,000	277,427
3.125%, 05/15/2048	336,000	251,593
3.000%, 05/15/2042	250,000	198,301
3.000%, 11/15/2044	220,000	167,844
3.000%, 05/15/2045	210,000	159,206
3.000%, 11/15/2045	170,000	128,191
3.000%, 02/15/2047	430,000	319,409
3.000%, 05/15/2047	320,000	236,962
3.000%, 02/15/2048	1,251,000	917,677
3.000%, 08/15/2048	360,000	262,716
3.000%, 02/15/2049	1,166,000	846,944
3.000%, 08/15/2052	1,167,000	825,288
2.875%, 05/15/2043	250,000	191,191
2.875%, 08/15/2045	354,000	261,780
2.875%, 11/15/2046	238,000	173,294
2.875%, 05/15/2049	510,000	360,646
2.875%, 05/15/2052	445,000	306,859
2.750%, 08/15/2042	330,000	250,697
2.750%, 11/15/2042	300,000	226,746
2.750%, 08/15/2047	366,000	257,787
2.750%, 11/15/2047	378,000	265,442
2.500%, 02/15/2045	180,000	125,409
2.500%, 02/15/2046	570,000	390,873
2.500%, 05/15/2046	453,000	309,703
2.375%, 02/15/2042	150,000	108,574
2.375%, 11/15/2049	400,000	253,156
2.375%, 05/15/2051	501,000	311,305
2.250%, 05/15/2041	225,000	163,046
2.250%, 08/15/2046	1,251,000	810,511
2.250%, 08/15/2049	380,000	234,502
2.250%, 02/15/2052	405,000	242,098
2.000%, 11/15/2041	430,000	294,836
2.000%, 02/15/2050	1,265,000	730,241
2.000%, 08/15/2051	985,000	555,909

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Long-Term Treasury Ladder ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — continued
1.875%, 02/15/2041	$400,000	$274,891
1.875%, 02/15/2051	600,000	330,070
1.875%, 11/15/2051	895,000	487,076
1.750%, 08/15/2041	460,000	304,714
1.625%, 11/15/2050	1,107,000	571,143
1.375%, 11/15/2040	400,000	254,922
1.375%, 08/15/2050	1,200,000	579,750
1.250%, 05/15/2050	260,000	122,515
1.125%, 05/15/2040	330,000	205,361
1.125%, 08/15/2040	300,000	184,687
		30,401,643
U.S. Treasury Notes
4.250%, 05/15/2035	650,000	652,031
4.250%, 08/15/2035	625,000	626,269
		1,278,300
TOTAL U.S. TREASURY OBLIGATIONS (Cost $33,035,239)		31,719,943
TOTAL INVESTMENTS — 98.9% (Cost $33,035,239)		$31,719,943

Percentages are based on Net Assets of $32,076,465.

(A)	Interest rate represents the security’s effective yield at the time of purchase.

As of August 31, 2025, all of the Fund’s investments were considered Level 2, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2025 (Unaudited)
Global X PureCapSM MSCI Consumer Discretionary ETF

	Shares	Value
COMMON STOCK — 93.5%
BRAZIL — 1.9%
Consumer Discretionary — 1.9%
MercadoLibre *	68	$168,158

JERSEY — 0.3%
Consumer Discretionary — 0.3%
APTIV PLC *	342	27,199

UNITED KINGDOM — 0.9%
Consumer Discretionary — 0.9%
Flutter Entertainment PLC *	261	80,171

UNITED STATES — 90.4%
Consumer Discretionary — 90.4%
Airbnb, Cl A *	643	83,931
Amazon.com *	11,712	2,682,048
AutoZone *	26	109,162
Best Buy	296	21,797
Booking Holdings	47	263,155
Burlington Stores *	89	25,871
Carnival *	1,565	49,908
Carvana, Cl A *	179	66,574
Chipotle Mexican Grill, Cl A *	2,016	84,954
Darden Restaurants	175	36,214
Deckers Outdoor *	228	27,276
Dick’s Sporting Goods	80	17,024
Domino’s Pizza	45	20,624
DoorDash, Cl A *	532	130,473
DR Horton	412	69,826
DraftKings, Cl A *	676	32,434
eBay	694	62,883
Expedia Group	180	38,664
Ford Motor	5,811	68,395
Garmin	241	58,279
General Motors	1,435	84,077
Genuine Parts	206	28,702
Hilton Worldwide Holdings	354	97,725
Home Depot	1,471	598,359
Hyatt Hotels, Cl A	66	9,522

Schedule of Investments	August 31, 2025 (Unaudited)
Global X PureCapSM MSCI Consumer Discretionary ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Las Vegas Sands	525	$30,256
Lennar, Cl A	346	46,066
Lowe’s	834	215,222
Lululemon Athletica *	166	33,565
Marriott International, Cl A	346	92,680
McDonald’s	1,060	332,352
NIKE, Cl B	1,750	135,398
NVR *	4	32,471
O’Reilly Automotive *	1,273	131,985
Pool	53	16,468
PulteGroup	297	39,210
Rivian Automotive, Cl A *	1,168	15,850
Ross Stores	490	72,108
Royal Caribbean Cruises	381	138,387
Starbucks	1,686	148,688
Tapestry	277	28,204
Tesla *	4,298	1,434,973
TJX	1,656	226,226
Tractor Supply	795	49,099
Ulta Beauty *	69	33,998
Williams-Sonoma	180	33,874
Yum! Brands	414	60,846

TOTAL UNITED STATES		8,115,803
TOTAL COMMON STOCK (Cost $8,205,634)		8,391,331

	Face Amount
U.S. TREASURY OBLIGATION — 27.8%
U.S. Treasury Bill
4.258%, 09/30/2025(A)	$2,500,000	2,491,746
TOTAL U.S. TREASURY OBLIGATION (Cost $2,491,748)		2,491,746

	Shares
EXCHANGE-TRADED FUNDS — 3.2%
Domestic Equity — 3.2%
Consumer Discretionary Select Sector SPDR Fund	75	17,381

Schedule of Investments	August 31, 2025 (Unaudited)
Global X PureCapSM MSCI Consumer Discretionary ETF

	Shares	Value
EXCHANGE-TRADED FUNDS — continued
Direxion Daily AMZN Bull 2X Shares	7,050	$272,553
TOTAL EXCHANGE-TRADED FUNDS (Cost $295,168)		289,934
TOTAL INVESTMENTS — 124.5% (Cost $10,992,550)		$11,173,011

Percentages are based on Net Assets of $8,973,959.

*	Non-income producing security.
(A)	Interest rate represents the security’s effective yield at the time of purchase.

The following is a summary of the level of inputs used as of August 31, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$8,391,331	$—	$—	$8,391,331
U.S. Treasury Obligation	—	2,491,746	—	2,491,746
Exchange-Traded Funds	289,934	—	—	289,934
Total Investments in Securities	$8,681,265	$2,491,746	$—	$11,173,011

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2025 (Unaudited)
Global X PureCapSM MSCI Communication Services ETF

	Shares	Value
COMMON STOCK — 83.0%
UNITED STATES — 83.0%
Communication Services — 83.0%
Alphabet, Cl A	4,090	$870,802
Alphabet, Cl C	6,901	1,473,570
AT&T	12,652	370,577
Charter Communications, Cl A *	163	43,290
Comcast, Cl A	6,629	225,187
Electronic Arts	433	74,454
Fox, Cl A	384	22,925
Fox, Cl B	247	13,474
Liberty Media -Liberty Formula One, Cl C *	369	36,863
Live Nation Entertainment *	282	46,950
Meta Platforms, Cl A	3,661	2,704,381
Netflix *	712	860,274
News, Cl A	663	19,499
Omnicom Group	344	26,945
Pinterest, Cl A *	1,047	38,352
Reddit, Cl A *	183	41,190
ROBLOX, Cl A *	998	124,341
Snap, Cl A *	1,887	13,473
Take-Two Interactive Software *	314	73,247
T-Mobile US	896	225,783
Trade Desk, Cl A *	791	43,236
Verizon Communications	7,432	328,717
Walt Disney	3,181	376,567
Warner Bros Discovery *	4,142	48,213

TOTAL UNITED STATES		8,102,310
TOTAL COMMON STOCK (Cost $8,004,910)		8,102,310

	Face Amount
U.S. TREASURY OBLIGATIONS — 35.7%
U.S. Treasury Bills
4.257%, 09/30/2025(A)	$3,000,000	2,990,095
0.000%, 10/16/2025(B)	500,000	497,458
		3,487,553
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,487,678)		3,487,553

Schedule of Investments	August 31, 2025 (Unaudited)
Global X PureCapSM MSCI Communication Services ETF

	Shares	Value
EXCHANGE-TRADED FUNDS — 9.2%
Domestic Equity — 9.2%
Communication Services Select Sector SPDR Fund	1,250	$139,237
Direxion Daily GOOGL Bull 2X Shares	15,275	755,807
TOTAL EXCHANGE-TRADED FUNDS (Cost $895,914)		895,044
TOTAL INVESTMENTS — 127.9% (Cost $12,388,502)		$12,484,907

Percentages are based on Net Assets of $9,763,967.

*	Non-income producing security.
(A)	Interest rate represents the security’s effective yield at the time of purchase.
(B)	There is currently no stated interest rate.

The following is a summary of the level of inputs used as of August 31, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$8,102,310	$—	$—	$8,102,310
U.S. Treasury Obligations	—	3,487,553	—	3,487,553
Exchange-Traded Funds	895,044	—	—	895,044
Total Investments in Securities	$8,997,354	$3,487,553	$—	$12,484,907

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2025 (Unaudited)
Global X PureCapSM MSCI Information Technology ETF

	Shares	Value
COMMON STOCK — 94.5%
IRELAND — 0.9%
Information Technology — 0.9%
Accenture PLC, Cl A	587	$152,603

NETHERLANDS — 0.3%
Information Technology — 0.3%
NXP Semiconductors	239	56,129

SWITZERLAND — 0.3%
Information Technology — 0.3%
TE Connectivity PLC	276	56,994

UNITED STATES — 93.0%
Information Technology — 93.0%
Adobe *	384	136,973
Advanced Micro Devices *	1,503	244,433
Akamai Technologies *	136	10,762
Amphenol, Cl A	1,125	122,467
Analog Devices	453	113,843
Apple	13,710	3,182,639
Applied Materials	744	119,605
AppLovin, Cl A *	217	103,854
Arista Networks *	998	136,277
Atlassian, Cl A *	155	27,556
Autodesk *	197	61,996
Bentley Systems, Cl B	154	8,570
Broadcom	3,907	1,161,903
Cadence Design Systems *	246	86,206
CDW	113	18,618
Cisco Systems	3,676	253,975
Cloudflare, Cl A *	286	59,691
Cognizant Technology Solutions, Cl A	451	32,585
Corning	744	49,870
Crowdstrike Holdings, Cl A *	232	98,298
Datadog, Cl A *	264	36,084
Dell Technologies, Cl C	302	36,889
DocuSign, Cl A *	170	13,032
Dynatrace *	276	13,966
Entegris	138	11,556

Schedule of Investments	August 31, 2025 (Unaudited)
Global X PureCapSM MSCI Information Technology ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
F5 *	52	$16,283
Fair Isaac *	30	45,649
First Solar *	97	18,933
Fortinet *	584	46,002
Gartner *	69	17,332
Gen Digital	490	14,798
GoDaddy, Cl A *	128	18,984
Hewlett Packard Enterprise	1,207	27,242
HP	851	24,288
HubSpot *	39	18,844
Intel	4,034	98,228
International Business Machines	864	210,375
Intuit	250	166,750
Jabil	104	21,302
Keysight Technologies *	167	27,293
KLA	119	103,768
Lam Research	1,190	119,178
Marvell Technology	781	49,098
Microchip Technology	500	32,500
Micron Technology	1,031	122,699
Microsoft	6,474	3,280,311
MicroStrategy, Cl A *	233	77,918
MongoDB, Cl A *	75	23,671
Monolithic Power Systems	38	31,759
Motorola Solutions	164	77,483
NetApp	187	21,092
Nutanix, Cl A *	233	15,660
NVIDIA	22,451	3,910,515
Okta, Cl A *	156	14,472
ON Semiconductor *	383	18,993
Oracle	1,557	352,084
Palantir Technologies, Cl A *	2,094	328,151
Palo Alto Networks *	611	116,408
PTC *	109	23,272
Pure Storage, Cl A *	291	22,585
QUALCOMM	1,001	160,891
Roper Technologies	104	54,736
Salesforce	885	226,781
Samsara, Cl A *	261	9,433

Schedule of Investments	August 31, 2025 (Unaudited)
Global X PureCapSM MSCI Information Technology ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Seagate Technology Holdings	196	$32,810
ServiceNow *	189	173,400
Snowflake, Cl A *	302	72,075
Super Micro Computer *	460	19,108
Synopsys *	172	103,805
Teledyne Technologies *	41	22,065
Teradyne	151	17,854
Texas Instruments	853	172,715
Trimble *	233	18,831
Twilio, Cl A *	134	14,152
Tyler Technologies *	34	19,138
VeriSign	82	22,416
Western Digital	311	24,986
Workday, Cl A *	197	45,472
Zebra Technologies, Cl A *	40	12,684
Zoom Video Communications, Cl A *	234	19,052
Zscaler *	96	26,597

TOTAL UNITED STATES		16,924,569
TOTAL COMMON STOCK (Cost $17,509,312)		17,190,295

	Face Amount
U.S. TREASURY OBLIGATION — 30.1%
U.S. Treasury Bills
4.259%, 09/30/2025(A)	$5,500,000	5,481,841
TOTAL U.S. TREASURY OBLIGATION (Cost $5,481,842)		5,481,841

	Shares
EXCHANGE-TRADED FUND — 5.2%
Domestic Equity — 5.2%
Technology Select Sector SPDR Fund	3,600	944,820
TOTAL EXCHANGE-TRADED FUND (Cost $957,711)		944,820
TOTAL INVESTMENTS — 129.8% (Cost $23,948,865)		$23,616,956

Percentages are based on Net Assets of $18,198,656.

Schedule of Investments	August 31, 2025 (Unaudited)
Global X PureCapSM MSCI Information Technology ETF

*	Non-income producing security.
(A)	Interest rate represents the security’s effective yield at the time of purchase.

The following is a summary of the level of inputs used as of August 31, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$17,190,295	$—	$—	$17,190,295
U.S. Treasury Obligation	—	5,481,841	—	5,481,841
Exchange-Traded Fund	944,820	—	—	944,820
Total Investments in Securities	$18,135,115	$5,481,841	$—	$23,616,956

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2025 (Unaudited)
Global X PureCapSM MSCI Consumer Staples ETF

	Shares	Value
COMMON STOCK — 97.0%
UNITED STATES — 97.0%
Consumer Staples — 97.0%
Albertsons, Cl A	637	$12,396
Altria Group	2,880	193,565
Archer-Daniels-Midland	821	51,427
Brown-Forman, Cl B	310	9,281
Bunge Global	233	19,623
Church & Dwight	420	39,127
Clorox	213	25,177
Coca-Cola	6,946	479,205
Colgate-Palmolive	1,315	110,552
Constellation Brands, Cl A	260	42,104
Costco Wholesale	756	713,150
Dollar General	376	40,894
Dollar Tree *	347	37,882
Estee Lauder, Cl A	399	36,600
General Mills	932	45,976
Hershey	255	46,856
Hormel Foods	516	13,127
J M Smucker	181	20,002
Kellanova	473	37,604
Kenvue	3,281	67,950
Keurig Dr Pepper	2,206	64,173
Kimberly-Clark	565	72,964
Kraft Heinz	1,526	42,682
Kroger	1,073	72,792
McCormick	435	30,611
Molson Coors Beverage, Cl B	301	15,198
Mondelez International, Cl A	2,213	135,967
Monster Beverage *	1,248	77,888
PepsiCo	2,044	303,841
Philip Morris International	2,642	441,557
Procter & Gamble	3,995	627,375
Sysco	835	67,192
Target	780	74,864
Tyson Foods, Cl A	489	27,765

Schedule of Investments	August 31, 2025 (Unaudited)
Global X PureCapSM MSCI Consumer Staples ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Walmart	7,480	$725,410

TOTAL UNITED STATES		4,822,777
TOTAL COMMON STOCK (Cost $4,848,050)		4,822,777

	Face Amount
U.S. TREASURY OBLIGATION — 28.0%
U.S. Treasury Bills
4.258%, 09/30/2025(A)	$1,400,000	1,395,378
TOTAL U.S. TREASURY OBLIGATION (Cost $1,395,378)		1,395,378

	Shares
EXCHANGE TRADED FUND — 2.8%
Domestic Equity — 2.8%
Consumer Staples Select Sector SPDR Fund	1,740	140,557
TOTAL EXCHANGE TRADED FUND (Cost $139,874)		140,557
TOTAL INVESTMENTS — 127.8% (Cost $6,383,302)		$6,358,712

Percentages are based on Net Assets of $4,973,585.

*	Non-income producing security.
(A)	Interest rate represents the security’s effective yield at the time of purchase.

The following is a summary of the level of inputs used as of August 31, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$4,822,777	$—	$—	$4,822,777
U.S. Treasury Obligation	—	1,395,378	—	1,395,378
Exchange Traded Fund	140,557	—	—	140,557
Total Investments in Securities	$4,963,334	$1,395,378	$—	$6,358,712

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2025 (Unaudited)
Global X PureCapSM MSCI Energy ETF

	Shares	Value
COMMON STOCK — 99.4%
UNITED STATES — 99.4%
Energy — 99.4%
Baker Hughes, Cl A	151	$6,855
Cheniere Energy	34	8,222
Chesapeake Energy	32	3,097
Chevron	300	48,180
ConocoPhillips	194	19,200
Coterra Energy	117	2,860
Devon Energy	94	3,393
Diamondback Energy	29	4,314
EOG Resources	84	10,485
EQT	87	4,510
Exxon Mobil	663	75,774
Halliburton	131	2,978
Kinder Morgan	308	8,310
Marathon Petroleum	48	8,626
Occidental Petroleum	112	5,332
ONEOK	96	7,333
Phillips 66	62	8,282
Schlumberger	229	8,436
Targa Resources	33	5,536
Texas Pacific Land	3	2,801
Valero Energy	48	7,297
Williams	188	10,881

TOTAL UNITED STATES		262,702
TOTAL COMMON STOCK (Cost $250,169)		262,702

	Face Amount
U.S. TREASURY OBLIGATION — 18.9%
U.S. Treasury Bill
4.262%, 09/30/2025(A)	$50,000	49,835
TOTAL U.S. TREASURY OBLIGATION (Cost $49,835)		49,835
TOTAL INVESTMENTS — 118.3% (Cost $300,004)		$312,537

Percentages are based on Net Assets of $264,270.

Schedule of Investments	August 31, 2025 (Unaudited)
Global X PureCapSM MSCI Energy ETF

(A)	Interest rate represents the security’s effective yield at the time of purchase.

The following is a summary of the level of inputs used as of August 31, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$262,702	$—	$—	$262,702
U.S. Treasury Obligation	—	49,835	—	49,835
Total Investments in Securities	$262,702	$49,835	$—	$312,537

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2025 (Unaudited)
Glossary (abbreviations which may be used in the preceding Schedules of Investments):

Fund Abbreviations

Cl — Class

CME — Chicago Mercantile Exchange

ETF — Exchange-Traded Fund

H15T30Y — U.S. Treasury 30-Year Constant Maturity Rate

H15T5Y — U.S. Treasury Yield Curve Rate T Note Constant Maturity 5 Year

REIT — Real Estate Investment Trust

TSFR3M — Term Secured Overnight Financing Rate 3-Month

TSOFRR3M — Term Secured Overnight Financing Rate, 3-Month

Ser — Series

US0003M — ICE LIBOR USD 3 Month

USD — U.S. Dollar

GLX-QH-005-2700

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Millennial Consumer ETF

	Shares	Value
COMMON STOCK — 99.9%
SINGAPORE — 4.3%
Communication Services — 0.2%
Grindr *	17,437	$272,715

Consumer Discretionary — 4.1%
Sea ADR *	28,045	5,231,514

TOTAL SINGAPORE		5,504,229
UNITED STATES — 95.6%
Communication Services — 19.4%
Alphabet, Cl A	20,460	4,356,139
Angi, Cl A *	24,643	436,674
Cargurus, Cl A *	11,714	405,304
Cars.com *	27,313	356,435
Match Group	18,673	697,250
Meta Platforms, Cl A	5,801	4,285,199
Netflix *	3,402	4,110,466
Snap, Cl A *	107,616	768,378
Spotify Technology *	5,712	3,894,898
TripAdvisor *	27,654	481,733
Vimeo *	63,710	267,582
Walt Disney	36,227	4,288,552
Yelp, Cl A *	8,982	284,011
ZipRecruiter, Cl A *	58,194	290,970
		24,923,591
Consumer Discretionary — 44.3%
Airbnb, Cl A *	28,012	3,656,406
Amazon.com *	17,347	3,972,463
AutoNation *	2,927	641,247
Booking Holdings	710	3,975,325
Capri Holdings *	23,641	486,768
CarMax *	11,476	704,053
Carter’s	8,967	256,098
Carvana, Cl A *	10,032	3,731,101
Chipotle Mexican Grill, Cl A *	64,386	2,713,226
Columbia Sportswear	4,838	269,573
Coursera *	47,828	550,022
Dick’s Sporting Goods	4,200	893,760
DoorDash, Cl A *	17,862	4,380,655

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Millennial Consumer ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
eBay	34,806	$3,153,772
Etsy *	7,973	422,649
Expedia Group	9,207	1,977,664
Graham Holdings, Cl B	335	363,827
Home Depot	8,831	3,592,186
Laureate Education, Cl A *	16,087	442,071
Life Time Group Holdings *	15,628	436,334
Lowe’s	13,985	3,608,969
Lululemon Athletica *	8,629	1,744,784
NIKE, Cl B	55,574	4,299,760
Peloton Interactive, Cl A *	59,018	448,537
Perdoceo Education	11,808	386,594
Planet Fitness, Cl A *	6,268	656,886
Skechers USA, Cl A *	9,694	611,498
Starbucks	37,152	3,276,435
Strategic Education	3,826	311,245
Stride *	3,244	529,388
Sweetgreen, Cl A *	15,166	138,011
Torrid Holdings *	64,295	140,163
Under Armour, Cl A *	59,738	298,690
Urban Outfitters *	6,898	462,718
VF	30,296	458,378
Victoria’s Secret *	17,541	403,794
Wayfair, Cl A *	12,224	911,910
Williams-Sonoma	9,220	1,735,112
		57,042,072
Consumer Staples — 5.0%
Celsius Holdings *	19,228	1,209,057
Costco Wholesale	3,256	3,071,450
Maplebear *	19,748	856,471
Natural Grocers by Vitamin Cottage	6,819	262,190
Sprouts Farmers Market *	7,320	1,028,753
		6,427,921
Financials — 9.8%
Block, Cl A *	41,784	3,327,678
Fiserv *	15,138	2,091,769
LendingClub *	34,468	592,160

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Millennial Consumer ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Nelnet, Cl A	2,913	$374,641
PayPal Holdings *	51,569	3,619,628
SLM	15,678	490,408
SoFi Technologies *	81,831	2,089,964
		12,586,248
Health Care — 0.5%
Hims & Hers Health *	15,932	674,720

Industrials — 4.3%
Avis Budget Group *	4,695	742,890
Lyft, Cl A *	30,487	494,499
Uber Technologies *	45,498	4,265,438
		5,502,827
Information Technology — 5.9%
Apple	17,172	3,986,308
Intuit	5,442	3,629,814
		7,616,122
Real Estate — 6.4%
AvalonBay Communities ‡	10,633	2,082,473
Camden Property Trust ‡	7,966	892,033
Centerspace ‡	5,249	312,315
Equity Residential ‡	28,358	1,875,031
Independence Realty Trust ‡	17,205	311,582
Invitation Homes ‡	45,762	1,431,893
UDR ‡	24,721	978,210
Zillow Group, Cl A *	4,939	402,430
		8,285,967
TOTAL UNITED STATES		123,059,468
TOTAL COMMON STOCK (Cost $121,633,741)		128,563,697
TOTAL INVESTMENTS — 99.9% (Cost $121,633,741)		$128,563,697

Percentages are based on Net Assets of $128,690,969.

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Millennial Consumer ETF

*	Non-income producing security.
‡	Real Estate Investment Trust

As of August 31, 2025, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Aging Population ETF

	Shares	Value
COMMON STOCK — 99.7%
AUSTRALIA — 1.0%
Health Care — 1.0%
Cochlear	3,201	$631,765

BELGIUM — 4.1%
Health Care — 3.8%
UCB	10,428	2,439,352

Real Estate — 0.3%
Aedifica ‡	2,514	193,183

TOTAL BELGIUM		2,632,535
CANADA — 0.6%
Health Care — 0.6%
Chartwell Retirement Residences, Cl Trust Units	14,721	198,574
Sienna Senior Living	14,797	191,409

TOTAL CANADA		389,983
CHINA — 6.0%
Health Care — 6.0%
AK Medical Holdings	219,889	157,953
BeOne Medicines ADR *	4,819	1,474,855
Hansoh Pharmaceutical Group	290,443	1,341,965
Lifetech Scientific *	960,792	240,326
Luye Pharma Group *	709,524	327,647
Microport Scientific *	193,202	300,118

TOTAL CHINA		3,842,864
DENMARK — 4.5%
Consumer Discretionary — 0.3%
GN Store Nord *	12,430	225,318

Health Care — 4.2%
Demant *	10,423	398,794
Genmab *	3,233	805,050

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Aging Population ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Novo Nordisk, Cl B	26,340	$1,481,954
		2,685,798
TOTAL DENMARK		2,911,116
FRANCE — 0.3%
Health Care — 0.3%
Clariane *	38,700	193,876

GERMANY — 1.1%
Health Care — 1.1%
Fresenius Medical Care	14,318	733,883

ITALY — 0.3%
Health Care — 0.3%
Amplifon	10,925	199,040

JAPAN — 6.4%
Health Care — 6.4%
Astellas Pharma	88,758	979,315
Chugai Pharmaceutical	37,603	1,667,005
Nipro	18,583	190,418
Terumo	72,553	1,316,158

TOTAL JAPAN		4,152,896
NEW ZEALAND — 0.3%
Health Care — 0.3%
Ryman Healthcare *	117,834	166,172

SOUTH KOREA — 2.2%
Health Care — 2.2%
Celltrion	10,777	1,299,209
Dentium	3,377	139,671

TOTAL SOUTH KOREA		1,438,880

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Aging Population ETF

	Shares	Value
COMMON STOCK — continued
SPAIN — 0.3%
Health Care — 0.3%
Pharma Mar	2,026	$192,796

SWEDEN — 0.3%
Health Care — 0.3%
Elekta, Cl B	35,090	174,374

SWITZERLAND — 5.3%
Health Care — 5.3%
Sandoz Group	21,594	1,355,554
Sonova Holding	2,915	849,638
Straumann Holding	7,824	918,650
Ypsomed Holding	668	327,709

TOTAL SWITZERLAND		3,451,551
UNITED KINGDOM — 4.4%
Health Care — 4.4%
AstraZeneca PLC ADR	25,752	2,057,585
Smith & Nephew PLC	42,668	797,247

TOTAL UNITED KINGDOM		2,854,832
UNITED STATES — 62.6%
Health Care — 55.3%
AbbVie	9,514	2,001,745
ACADIA Pharmaceuticals *	11,826	307,358
agilon health *	30,385	38,893
Agios Pharmaceuticals *	6,794	256,202
Alcon	19,661	1,566,384
Alphatec Holdings *	17,679	281,096
Amgen	5,963	1,715,615
Boston Scientific *	18,438	1,945,209
Bristol-Myers Squibb	31,487	1,485,557
Brookdale Senior Living *	32,039	246,700
CG oncology *	10,693	286,786
DaVita *	3,887	535,473
Denali Therapeutics *	14,325	218,743
Dexcom *	19,143	1,442,234

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Aging Population ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Edwards Lifesciences *	24,918	$2,026,830
Eli Lilly	2,301	1,685,666
Embecta	14,481	209,685
Ensign Group	2,785	478,407
Exact Sciences *	9,028	428,108
Exelixis *	13,600	508,912
Glaukos *	2,717	260,343
Halozyme Therapeutics *	6,022	440,509
Incyte *	9,411	796,265
Insulet *	3,420	1,162,390
Integer Holdings *	1,634	176,259
Johnson & Johnson	11,141	1,973,851
LivaNova PLC *	4,924	277,566
MannKind *	35,239	161,747
Medtronic PLC	20,410	1,894,252
Merck	21,167	1,780,568
Merit Medical Systems *	2,842	257,315
National HealthCare	1,830	207,668
Neurocrine Biosciences *	4,846	676,502
Novocure *	10,717	132,141
Regeneron Pharmaceuticals	3,001	1,742,681
Roche Holding	5,409	1,856,139
Stryker	4,954	1,939,045
Teleflex	2,164	273,551
Theravance Biopharma *	20,034	278,072
United Therapeutics *	2,191	667,729
Zimmer Biomet Holdings	9,715	1,030,761
		35,650,957
Real Estate — 7.3%
LTC Properties ‡	5,012	182,938
National Health Investors ‡	2,422	189,619
Omega Healthcare Investors ‡	13,697	583,081
Sabra Health Care REIT ‡	11,455	218,905
Ventas ‡	21,368	1,454,734

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Aging Population ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Welltower ‡	12,244	$2,060,420
		4,689,697
TOTAL UNITED STATES		40,340,654
TOTAL COMMON STOCK (Cost $60,776,671)		64,307,217
TOTAL INVESTMENTS — 99.7% (Cost $60,776,671)		$64,307,217

Percentages are based on Net Assets of $64,469,759.

*	Non-income producing security.
‡	Real Estate Investment Trust

As of August 31, 2025, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Robotics & Artificial Intelligence ETF

	Shares	Value
COMMON STOCK — 99.7%
CANADA — 1.1%
Industrials — 1.1%
ATS *	1,101,272	$30,496,640

CHINA — 5.9%
Consumer Discretionary — 2.1%
Hesai Group ADR *(A)	1,100,654	28,363,853
WeRide ADR *(A)	2,900,714	27,150,683
Zhixing Automotive Technology Suzhou *(A)	2,459,317	4,160,982
		59,675,518
Health Care — 1.0%
Shanghai MicroPort MedBot Group *(A)	11,312,000	29,484,898

Industrials — 1.6%
UBTech Robotics *(A)	3,722,727	45,699,311

Information Technology — 1.2%
AInnovation Technology Group, Cl H *(A)	6,408,600	6,765,494
RoboSense Technology *(A)	5,216,200	26,804,130
		33,569,624
TOTAL CHINA		168,429,351
FINLAND — 2.4%
Industrials — 2.4%
Hiab, Cl B	623,460	41,085,280
Kalmar, Cl B	619,107	28,493,676

TOTAL FINLAND		69,578,956
JAPAN — 27.5%
Industrials — 18.1%
Daifuku	4,321,311	138,240,748
FANUC	7,235,632	205,894,572
Hirata	367,928	4,585,787
Shibaura Machine	282,565	8,034,796
SMC	319,710	99,293,553
Yaskawa Electric (A)	3,034,144	61,127,178
		517,176,634

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Robotics & Artificial Intelligence ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 9.4%
Keyence	512,246	$198,095,201
Omron	2,346,440	60,600,718
PKSHA Technology *(A)	363,446	9,084,603
		267,780,522
TOTAL JAPAN		784,957,156
NORWAY — 1.1%
Industrials — 1.1%
AutoStore Holdings *	38,848,329	32,613,813

SOUTH KOREA — 3.1%
Health Care — 0.1%
Angel Robotics *	170,763	2,603,974

Industrials — 2.7%
Doosan Robotics *	730,838	32,855,512
Rainbow Robotics *	218,730	43,030,142
		75,885,654
Information Technology — 0.3%
Robotis *	149,496	9,774,635

TOTAL SOUTH KOREA		88,264,263
SWITZERLAND — 10.1%
Health Care — 1.1%
Tecan Group	145,211	30,003,549

Industrials — 9.0%
ABB	3,824,843	256,952,096

TOTAL SWITZERLAND		286,955,645
UNITED KINGDOM — 1.3%
Information Technology — 1.3%
Renishaw PLC	823,688	35,944,611

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Robotics & Artificial Intelligence ETF

	Shares	Value
COMMON STOCK — continued
UNITED STATES — 47.2%
Consumer Discretionary — 0.3%
iRobot *(A)	350,765	$1,189,093
Serve Robotics *(A)	549,774	6,102,492
		7,291,585
Energy — 0.4%
Helix Energy Solutions Group *	1,708,762	11,260,742

Financials — 2.7%
Upstart Holdings *(A)	1,060,928	77,744,804

Health Care — 8.0%
Intuitive Surgical *	392,116	185,586,542
Omnicell *	529,372	17,252,233
PROCEPT BioRobotics *	620,627	24,930,587
		227,769,362
Industrials — 7.8%
AeroVironment *	319,475	77,105,291
JBT Marel	587,359	84,162,671
Richtech Robotics, Cl B *(A)	854,812	2,602,903
Symbotic, Cl A *(A)	1,219,359	57,834,197
		221,705,062
Information Technology — 28.0%
Appian, Cl A *	485,616	14,947,260
C3.ai, Cl A *(A)	1,421,566	24,038,681
Cerence *	490,384	5,163,744
Cognex	1,923,085	84,500,355
Dynatrace *	2,216,976	112,178,986
NVIDIA	1,909,883	332,663,421
Pegasystems	1,944,969	105,436,769
PROS Holdings *	538,514	8,346,967
SoundHound AI, Cl A *(A)	4,084,298	53,177,560

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Robotics & Artificial Intelligence ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
UiPath, Cl A *	5,288,659	$58,809,888
		799,263,631
TOTAL UNITED STATES		1,345,035,186
TOTAL COMMON STOCK (Cost $2,751,093,061)		2,842,275,621

	Face Amount
REPURCHASE AGREEMENTS(B) — 6.2%
Citadel Securities LLC 4.380%, dated 08/29/2025, to be repurchased on 09/02/2025, repurchase price $41,894,274 (collateralized by various U.S. Treasury Obligations, ranging in par value $2,350 - $7,409,354, 0.000% - 6.750%, 09/18/2025 - 08/15/2055, with a total market value of $42,552,076)	$41,873,895	41,873,895
Daiwa Capital Markets America, Inc. 4.340%, dated 08/29/2025, to be repurchased on 09/02/2025, repurchase price $39,380,442 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $2,758 - $8,203,733, 2.000% - 7.500%, 04/23/2027 - 07/20/2065, with a total market value of $39,979,264)	39,361,461	39,361,461
HSBC Securities USA, Inc. 4.330%, dated 08/29/2025, to be repurchased on 09/02/2025, repurchase price $660,044 (collateralized by various U.S. Treasury Obligations, ranging in par value $528 - $250,234, 0.000% - 1.625%, 04/15/2027 - 08/15/2053, with a total market value of $672,798)	659,727	659,727

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Robotics & Artificial Intelligence ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
HSBC Securities USA, Inc. 4.340%, dated 08/29/2025, to be repurchased on 09/02/2025, repurchase price $4,930,867 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $905,117 - $4,266,022, 3.000% - 5.000%, 12/31/2026 - 10/20/2052, with a total market value of $4,991,995)	$4,928,490	$4,928,490
HSBC Securities USA, Inc. 4.340%, dated 08/29/2025, to be repurchased on 09/02/2025, repurchase price $34,449,575 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $4,435 - $13,616,432, 2.000% - 6.500%, 06/01/2028 - 06/01/2064, with a total market value of $35,000,937)	34,432,971	34,432,971
JP Morgan Securities LLC 4.330%, dated 08/29/2025, to be repurchased on 09/02/2025, repurchase price $5,430,454 (collateralized by various a U.S. Treasury Obligation, par value $5,311,455, 4.500%, 12/31/2031, with a total market value of $5,497,430)	5,427,843	5,427,843
JP Morgan Securities LLC 4.340%, dated 08/29/2025, to be repurchased on 09/02/2025, repurchase price $17,268,708 (collateralized by various U.S. Government Obligations, ranging in par value $6,904 - $3,452,077, 1.500% - 7.000%, 02/01/2032 - 03/01/2055, with a total market value of $17,545,875)	17,260,385	17,260,385
Natwest Markets Securities, Inc. 4.330%, dated 08/29/2025, to be repurchased on 09/02/2025, repurchase price $4,606,558 (collateralized by various U.S. Treasury Obligations, ranging in par value $104,482 - $1,286,995, 2.875% - 4.625%, 06/30/2027 - 02/15/2035, with a total market value of $4,659,320)	4,604,343	4,604,343

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Robotics & Artificial Intelligence ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
RBC Dominion Securities, Inc. 4.330%, dated 08/29/2025, to be repurchased on 09/02/2025, repurchase price $29,651,932 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $2,228 - $5,347,592, 0.000% - 7.000%, 09/11/2025 - 08/15/2055, with a total market value of $30,074,162)	$29,637,673	$29,637,673
TOTAL REPURCHASE AGREEMENTS (Cost $178,186,788)		178,186,788
TOTAL INVESTMENTS — 105.9% (Cost $2,929,279,849)		$3,020,462,409

Percentages are based on Net Assets of $2,852,698,479.

A list of the open futures contracts held by the Fund at August 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Long Contracts
E-mini NASDAQ 100 Index.	23	Sep-2025	$10,059,821	$10,792,405	$732,585

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at August 31, 2025. The total market value of securities on loan at August 31, 2025 was $240,255,396.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2025 was $178,186,788. The total value of non-cash collateral held from securities on loan as of August 31, 2025 was $70,695,073.

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Robotics & Artificial Intelligence ETF

The following is a summary of the level of inputs used as of August 31, 2025, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,842,275,621	$—	$—	$2,842,275,621
Repurchase Agreements	—	178,186,788	—	178,186,788
Total Investments in Securities	$2,842,275,621	$178,186,788	$—	$3,020,462,409

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$732,585	$—	$—	$732,585
Total Other Financial Instruments	$732,585	$—	$—	$732,585

*	Futures contracts are valued at the unrealized appreciation on the instrument.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2025 (Unaudited)
Global X FinTech ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA — 2.1%
Financials — 1.9%
HUB24	50,074	$3,574,279
Zip *	803,111	2,239,216
		5,813,495
Information Technology — 0.2%
IRESS	114,551	653,772

TOTAL AUSTRALIA		6,467,267
BRAZIL — 1.3%
Financials — 1.3%
Pagseguro Digital, Cl A	128,936	1,155,267
StoneCo, Cl A *	171,681	2,827,586

TOTAL BRAZIL		3,982,853
CANADA — 0.7%
Information Technology — 0.7%
Bitfarms *(A)	273,022	365,850
Hut 8 *(A)	63,507	1,697,128

TOTAL CANADA		2,062,978
CHINA — 1.1%
Financials — 1.0%
Lufax Holding ADR *	535,251	1,573,638
OSL Group *	385,800	837,335
Yeahka *(A)	283,400	432,597
		2,843,570
Information Technology — 0.1%
Linklogis, Cl B (A)	1,208,800	403,148

TOTAL CHINA		3,246,718
GERMANY — 0.2%
Financials — 0.2%
Hypoport *	4,211	703,854

Schedule of Investments	August 31, 2025 (Unaudited)
Global X FinTech ETF

	Shares	Value
COMMON STOCK — continued
ISRAEL — 0.5%
Information Technology — 0.5%
Sapiens International	34,351	$1,473,658

ITALY — 1.6%
Financials — 1.6%
Nexi	761,609	4,833,490

NETHERLANDS — 4.8%
Financials — 4.8%
Adyen *	8,731	14,658,972

NEW ZEALAND — 3.3%
Information Technology — 3.3%
Xero *	94,789	10,149,051

SOUTH KOREA — 1.2%
Financials — 1.2%
Kakaopay *	82,848	3,563,611

SWITZERLAND — 1.4%
Information Technology — 1.4%
Temenos	46,513	4,138,758

TAIWAN — 0.3%
Financials — 0.3%
Line Pay *	44,000	882,317

UNITED KINGDOM — 3.0%
Financials — 3.0%
Wise PLC, Cl A *	635,591	9,050,798

UNITED STATES — 78.0%
Financials — 55.0%
Affirm Holdings, Cl A *	173,252	15,325,872
Block, Cl A *	197,116	15,698,318

Schedule of Investments	August 31, 2025 (Unaudited)
Global X FinTech ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Cantaloupe *	44,671	$485,574
Coinbase Global, Cl A *	73,412	22,356,890
Fidelity National Information Services	223,301	15,588,643
Fiserv *	71,476	9,876,554
Flywire *	74,938	985,435
Galaxy Digital Holdings *(A)	76,995	1,810,261
Global Payments	117,735	10,457,223
Jack Henry & Associates	45,215	7,381,801
Lemonade *(A)	44,943	2,377,485
LendingClub *	69,802	1,199,198
LendingTree *	8,201	557,258
Open Lending, Cl A *	72,938	153,899
Paymentus Holdings, Cl A *	15,048	585,819
Payoneer Global *	222,205	1,544,325
PayPal Holdings *	230,900	16,206,871
Paysafe *	37,375	527,361
Sezzle *(A)	20,820	1,969,572
Shift4 Payments, Cl A *(A)	41,926	3,791,368
SoFi Technologies *	680,272	17,374,147
Toast, Cl A *	306,476	13,822,067
Upstart Holdings *(A)	57,947	4,246,356
Virtu Financial, Cl A	53,526	2,243,810
		166,566,107
Health Care — 1.6%
HealthEquity *	53,780	4,804,167

Industrials — 4.1%
SS&C Technologies Holdings	139,381	12,357,520

Information Technology — 17.3%
ACI Worldwide *	65,157	3,215,498
BILL Holdings *	63,024	2,925,574
Blend Labs, Cl A *	154,941	560,886
Cipher Mining *	222,487	1,699,801
Core Scientific *(A)	181,634	2,606,448
Guidewire Software *	51,822	11,246,411
I3 Verticals, Cl A *	14,345	451,150
Intuit	25,928	17,293,976

Schedule of Investments	August 31, 2025 (Unaudited)
Global X FinTech ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
MARA Holdings *(A)	213,781	$3,416,220
Meridianlink *	46,524	925,362
Mitek Systems *	27,524	279,919
nCino *	71,522	2,296,571
Pagaya Technologies, Cl A *	37,328	1,376,657
Riot Platforms *	216,289	2,976,137
Vertex, Cl A *	44,264	1,142,897
		52,413,507
TOTAL UNITED STATES		236,141,301
URUGUAY — 0.4%
Financials — 0.4%
Dlocal, Cl A (A)	92,846	1,342,553

TOTAL COMMON STOCK (Cost $340,138,178)		302,698,179

	Face Amount
REPURCHASE AGREEMENTS(B) — 4.2%
Citadel Securities LLC 4.380%, dated 08/29/2025, to be repurchased on 09/02/2025, repurchase price $2,957,901 (collateralized by various U.S. Treasury Obligations, ranging in par value $166 - $523,130, 0.000% - 6.750%, 09/18/2025 - 08/15/2055, with a total market value of $3,004,344)	$2,956,462	2,956,462
Daiwa Capital Markets America, Inc. 4.340%, dated 08/29/2025, to be repurchased on 09/02/2025, repurchase price $2,780,414 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $195 - $579,216, 2.000% - 7.500%, 04/23/2027 - 07/20/2065, with a total market value of $2,822,693)	2,779,074	2,779,074

Schedule of Investments	August 31, 2025 (Unaudited)
Global X FinTech ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
HSBC Securities USA, Inc. 4.330%, dated 08/29/2025, to be repurchased on 09/02/2025, repurchase price $46,658 (collateralized by various U.S. Treasury Obligations, ranging in par value $37 - $17,689, 0.000% - 1.625%, 04/15/2027 - 08/15/2053, with a total market value of $47,560)	$46,636	$46,636
HSBC Securities USA, Inc. 4.340%, dated 08/29/2025, to be repurchased on 09/02/2025, repurchase price $2,780,414 (collateralized by various U.S. Government Obligations, ranging in par value $358 - $1,098,978, 2.000% - 6.500%, 06/01/2028 - 06/01/2064, with a total market value of $2,824,914)	2,779,074	2,779,074
JP Morgan Securities LLC 4.330%, dated 08/29/2025, to be repurchased on 09/02/2025, repurchase price $383,860 (collateralized by various a U.S. Treasury Obligation, par value $375,448, 4.500%, 12/31/2031, with a total market value of $388,594)	383,675	383,675
JP Morgan Securities LLC 4.340%, dated 08/29/2025, to be repurchased on 09/02/2025, repurchase price $1,102,446 (collateralized by various U.S. Government Obligations, ranging in par value $441 - $220,383, 1.500% - 7.000%, 02/01/2032 - 03/01/2055, with a total market value of $1,120,141)	1,101,915	1,101,915
Natwest Markets Securities, Inc. 4.330%, dated 08/29/2025, to be repurchased on 09/02/2025, repurchase price $325,621 (collateralized by various U.S. Treasury Obligations, ranging in par value $7,385 - $90,973, 2.875% - 4.625%, 06/30/2027 - 02/15/2035, with a total market value of $329,350)	325,464	325,464

Schedule of Investments	August 31, 2025 (Unaudited)
Global X FinTech ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
RBC Dominion Securities, Inc. 4.330%, dated 08/29/2025, to be repurchased on 09/02/2025, repurchase price $2,209,452 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $166 - $398,465, 0.000% - 7.000%, 09/11/2025 - 08/15/2055, with a total market value of $2,240,914)	$2,208,390	$2,208,390
TOTAL REPURCHASE AGREEMENTS (Cost $12,580,690)		12,580,690
TOTAL INVESTMENTS — 104.1% (Cost $352,718,868)		$315,278,869

Percentages are based on Net Assets of $302,810,453.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at August 31, 2025. The total market value of securities on loan at August 31, 2025 was $13,974,539.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2025 was $12,580,690. The total value of non-cash collateral held from securities on loan as of August 31, 2025 was $1,922,795.

The following is a summary of the level of inputs used as of August 31, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	302,698,179	$—	$—	$302,698,179
Repurchase Agreements	—	12,580,690	—	12,580,690
Total Investments in Securities	$302,698,179	$12,580,690	$—	$315,278,869

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Internet of Things ETF

	Shares	Value
COMMON STOCK — 99.8%
AUSTRIA — 1.4%
Information Technology — 1.4%
ams-OSRAM *	101,537	$1,268,815
Kontron (A)	66,847	1,912,284

TOTAL AUSTRIA		3,181,099
CANADA — 0.2%
Information Technology — 0.2%
BlackBerry *	138,750	531,413

FRANCE — 1.4%
Industrials — 1.4%
Legrand	20,396	3,105,929

JAPAN — 1.1%
Information Technology — 1.1%
Nippon Ceramic	31,963	707,507
Renesas Electronics	145,646	1,752,811

TOTAL JAPAN		2,460,318
NETHERLANDS — 2.0%
Information Technology — 2.0%
NXP Semiconductors	19,280	4,527,908

NORWAY — 1.4%
Information Technology — 1.4%
Nordic Semiconductor *	196,202	3,239,619

SINGAPORE — 5.8%
Information Technology — 5.8%
STMicroelectronics	476,326	12,962,731

SWITZERLAND — 3.3%
Industrials — 2.2%
ABB	74,899	5,031,698

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Internet of Things ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 1.1%
Landis+Gyr Group	29,399	$2,358,396

TOTAL SWITZERLAND		7,390,094
TAIWAN — 9.1%
Information Technology — 9.1%
Advantech	878,183	9,882,234
eMemory Technology	75,832	5,122,527
MediaTek	90,980	4,077,351
Nexcom International	222,600	750,022
Sercomm	148,850	513,704

TOTAL TAIWAN		20,345,838
UNITED KINGDOM — 0.3%
Information Technology — 0.3%
Spirent Communications PLC	251,809	665,440

UNITED STATES — 73.8%
Communication Services — 0.6%
Globalstar *	28,072	840,195
Iridium Communications	20,169	502,006
		1,342,201
Consumer Discretionary — 9.3%
ADT	835,391	7,276,256
Garmin	55,827	13,500,085
		20,776,341
Health Care — 5.2%
Dexcom *	155,757	11,734,732

Industrials — 12.4%
Emerson Electric	35,538	4,691,016
Honeywell International	19,533	4,287,494
Johnson Controls International	50,906	5,441,342
Resideo Technologies *	33,552	1,142,446
Rockwell Automation	8,815	3,027,335
Schneider Electric	17,061	4,194,657

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Internet of Things ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Sensata Technologies Holding	152,365	$4,957,957
		27,742,247
Information Technology — 46.3%
Alarm.com Holdings *	50,415	2,955,831
Ambarella *	42,405	3,497,564
Analog Devices	18,525	4,655,518
Arlo Technologies *	104,166	1,813,530
Badger Meter (A)	29,972	5,482,478
Belden	40,948	5,331,430
Cisco Systems	65,201	4,504,737
Digi International *	37,312	1,295,473
GLOBALFOUNDRIES *	43,059	1,437,740
Impinj *(A)	29,070	5,449,753
InterDigital	2,953	802,360
International Business Machines	16,604	4,042,908
Itron *	46,026	5,658,436
Lattice Semiconductor *(A)	140,214	9,307,405
NETGEAR *	29,079	790,076
Powerfleet NJ *	133,534	623,604
PTC *	9,359	1,998,146
Qorvo *	8,694	788,546
QUALCOMM	26,446	4,250,666
Rambus *	108,878	8,031,930
Samsara, Cl A *	273,988	9,901,926
Semtech *	19,147	1,112,249
Silicon Laboratories *	33,076	4,443,761
Skyworks Solutions (A)	163,490	12,251,941
SmartRent, Cl A *(A)	491,310	727,139
Synaptics *	39,786	2,779,450
		103,934,597
TOTAL UNITED STATES		165,530,118
TOTAL COMMON STOCK (Cost $195,559,998)		223,940,507

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Internet of Things ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — 11.3%
Citadel Securities LLC 4.380%, dated 08/29/2025, to be repurchased on 09/02/2025, repurchase price $5,961,486 (collateralized by various U.S. Treasury Obligations, ranging in par value $334 - $1,054,339, 0.000% - 6.750%, 09/18/2025 - 08/15/2055, with a total market value of $6,055,090)	$5,958,586	$5,958,586
Daiwa Capital Markets America, Inc. 4.340%, dated 08/29/2025, to be repurchased on 09/02/2025, repurchase price $5,603,772 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $392 - $1,167,378, 2.000% - 7.500%, 04/23/2027 - 07/20/2065, with a total market value of $5,688,983)	5,601,071	5,601,071
HSBC Securities USA, Inc. 4.330%, dated 08/29/2025, to be repurchased on 09/02/2025, repurchase price $93,970 (collateralized by various U.S. Treasury Obligations, ranging in par value $75 - $35,626, 0.000% - 1.625%, 04/15/2027 - 08/15/2053, with a total market value of $95,786)	93,925	93,925
HSBC Securities USA, Inc. 4.340%, dated 08/29/2025, to be repurchased on 09/02/2025, repurchase price $5,603,772 (collateralized by various U.S. Government Obligations, ranging in par value $721 - $2,214,930, 2.000% - 6.500%, 06/01/2028 - 06/01/2064, with a total market value of $5,693,460)	5,601,071	5,601,071
JP Morgan Securities LLC 4.330%, dated 08/29/2025, to be repurchased on 09/02/2025, repurchase price $773,116 (collateralized by various a U.S. Treasury Obligation, par value $756,174, 4.500%, 12/31/2031, with a total market value of $782,651)	772,744	772,744

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Internet of Things ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
JP Morgan Securities LLC 4.340%, dated 08/29/2025, to be repurchased on 09/02/2025, repurchase price $2,659,793 (collateralized by various U.S. Government Obligations, ranging in par value $1,063 - $531,702, 1.500% - 7.000%, 02/01/2032 - 03/01/2055, with a total market value of $2,702,483)	$2,658,511	$2,658,511
Natwest Markets Securities, Inc. 4.330%, dated 08/29/2025, to be repurchased on 09/02/2025, repurchase price $655,821 (collateralized by various U.S. Treasury Obligations, ranging in par value $14,875 - $183,226, 2.875% - 4.625%, 06/30/2027 - 02/15/2035, with a total market value of $663,333)	655,506	655,506
RBC Dominion Securities, Inc. 4.330%, dated 08/29/2025, to be repurchased on 09/02/2025, repurchase price $4,016,203 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $302 - $724,304, 0.000% - 7.000%, 09/11/2025 - 08/15/2055, with a total market value of $4,073,392)	4,014,272	4,014,272
TOTAL REPURCHASE AGREEMENTS (Cost $25,355,686)		25,355,686
TOTAL INVESTMENTS — 111.1% (Cost $220,915,684)		$249,296,193

Percentages are based on Net Assets of $224,368,420.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at August 31, 2025. The total market value of securities on loan at August 31, 2025 was $24,587,507.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2025 was $25,355,686. The total value of non-cash collateral held from securities on loan as of August 31, 2025 was $0.

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Internet of Things ETF

The following is a summary of the level of inputs used as of August 31, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$223,940,507	$—	$—	$223,940,507
Repurchase Agreements	—	25,355,686	—	25,355,686
Total Investments in Securities	$223,940,507	$25,355,686	$—	$249,296,193

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2025 (Unaudited)
Global X U.S. Infrastructure Development ETF

	Shares	Value
COMMON STOCK — 99.9%
Consumer Discretionary — 0.8%
TopBuild *	184,822	$77,765,705
Industrials — 74.2%
Acuity Brands	194,190	63,397,209
Advanced Drainage Systems	485,899	69,954,879
AECOM	830,925	103,774,223
Amentum Holdings *	46,719	1,165,639
Arcosa	305,894	30,268,211
Argan	153,529	35,038,388
Astec Industries	763,347	35,335,333
ATI *	893,658	69,294,241
Atkore	309,519	18,010,911
Builders FirstSource *	721,173	100,012,272
Carlisle	283,942	109,570,378
Carpenter Technology	312,102	75,179,130
Centuri Holdings *	1,236,374	26,260,584
Columbus McKinnon	718,231	10,759,100
Construction Partners, Cl A *	324,790	38,942,321
Crane	358,731	66,472,854
CSW Industrials	105,369	28,822,636
CSX	7,964,663	258,931,194
Custom Truck One Source *	4,993,852	30,662,251
Deere	564,900	270,383,736
DNOW *	1,943,973	31,103,568
DXP Enterprises *	250,648	31,300,922
Dycom Industries *	182,866	46,168,179
Eaton PLC	725,392	253,263,363
EMCOR Group	288,368	178,788,160
Emerson Electric	2,044,444	269,866,608
Exponent	318,226	22,714,972
Fastenal	7,107,608	352,963,813
Fortive	2,173,408	104,019,307
Gibraltar Industries *	437,127	27,359,779
Gorman-Rupp	703,490	30,088,267
Graco	1,057,700	90,317,003
Granite Construction	288,907	31,129,729
Greenbrier	381,033	17,767,569
Herc Holdings	216,944	28,374,106
Howmet Aerospace	2,099,342	365,495,442
Hubbell, Cl B	336,346	144,961,763

Schedule of Investments	August 31, 2025 (Unaudited)
Global X U.S. Infrastructure Development ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
IDEX	474,646	$78,079,267
Insteel Industries	925,699	35,528,328
Jacobs Solutions	777,163	113,644,546
Lincoln Electric Holdings	353,761	85,833,031
MasTec *	496,612	90,229,434
MRC Global *	1,779,495	26,834,785
Mueller Industries	712,686	68,375,095
Mueller Water Products, Cl A	1,131,248	29,819,697
MYR Group *	173,459	32,483,667
Norfolk Southern	1,046,967	293,129,821
NWPX Infrastructure *	537,633	28,473,044
Parker-Hannifin	394,171	299,313,749
Pentair PLC	1,035,031	111,296,883
Powell Industries	91,833	24,442,271
Preformed Line Products	204,523	39,078,210
Primoris Services	337,071	39,959,767
Quanta Services	755,936	285,713,571
RBC Bearings *	196,910	76,787,024
Regal Rexnord	415,223	62,005,251
Rockwell Automation	708,561	243,341,104
SPX Technologies *	290,422	54,340,860
Sterling Infrastructure *	192,720	53,678,302
Terex	548,404	27,387,296
Tetra Tech	1,679,575	61,170,122
Titan Machinery *	1,698,842	33,976,840
Trane Technologies PLC	669,937	278,425,817
Trinity Industries	681,675	19,373,204
Tutor Perini *	1,005,932	59,289,632
Union Pacific	1,081,116	241,705,104
United Rentals	340,072	325,224,456
Valmont Industries	125,510	46,077,231
Wabash National	1,703,746	18,894,543
WESCO International	307,016	67,494,397
Woodward	371,989	91,814,325
Zurn Elkay Water Solutions	1,064,124	48,268,665
		6,959,407,379
Information Technology — 2.5%
Badger Meter	184,299	33,711,973
Calix *	678,428	40,332,545

Schedule of Investments	August 31, 2025 (Unaudited)
Global X U.S. Infrastructure Development ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Ralliant *	724,682	$30,298,954
Trimble *	1,539,666	124,435,806
		228,779,278
Materials — 19.3%
Alcoa	1,619,308	52,125,525
Century Aluminum *	1,354,393	30,243,596
Cleveland-Cliffs *	3,096,359	33,285,859
Commercial Metals	712,411	41,084,742
CRH PLC	2,667,826	301,330,947
Eagle Materials	210,105	48,513,244
Knife River *	355,248	28,775,088
Louisiana-Pacific	440,428	41,889,107
Martin Marietta Materials	383,127	236,159,483
Materion	262,167	29,048,104
Metallus *	1,812,003	29,771,209
Minerals Technologies	354,117	23,176,958
Nucor	1,471,962	218,924,908
Reliance	339,133	100,268,063
RPM International	805,557	100,944,348
Ryerson Holding	1,307,230	29,804,844
Steel Dynamics	953,622	124,848,192
United States Lime & Minerals	225,959	28,452,757
Vulcan Materials	827,846	241,035,641
Westlake	806,592	70,834,909
		1,810,517,524
Utilities — 3.1%
MDU Resources Group	1,483,237	24,161,931
Sempra	3,238,373	267,360,075
		291,522,006
TOTAL COMMON STOCK (Cost $7,329,090,496)		9,367,991,892
TOTAL INVESTMENTS — 99.9% (Cost $7,329,090,496)		$9,367,991,892

Percentages are based on Net Assets of $9,377,770,338.

*	Non-income producing security.

Schedule of Investments	August 31, 2025 (Unaudited)
Global X U.S. Infrastructure Development ETF

A list of the open futures contracts held by the Fund at August 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Long Contracts E-mini Russell 2000 Index	76	Sep-2025	$8,086,818	$9,005,240	$918,422

The following is a summary of the level of inputs used as of August 31, 2025, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$9,367,991,892	$—	$—	$9,367,991,892
Total Investments in Securities	$9,367,991,892	$—	$—	$9,367,991,892

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$918,422	$—	$—	$918,422
Total Other Financial Instruments	$918,422	$—	$—	$918,422

*	Futures contracts are valued at the unrealized appreciation on the instrument.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — 98.4%
AUSTRALIA — 5.4%
Materials — 5.4%
IGO	1,093,530	$3,736,044
Liontown Resources *(A)	6,281,999	3,864,884
Pilbara Minerals *(A)	3,353,074	5,376,752
Rio Tinto PLC	87,646	5,496,747

TOTAL AUSTRALIA		18,474,427
CANADA — 1.0%
Information Technology — 1.0%
BlackBerry *	842,935	3,228,441

CHILE — 1.3%
Materials — 1.3%
Sociedad Quimica y Minera de Chile ADR *(A)	96,031	4,370,371

CHINA — 13.7%
Communication Services — 1.2%
Baidu ADR *(A)	43,953	4,188,721

Consumer Discretionary — 7.5%
BYD, Cl H	315,600	4,631,264
Geely Automobile Holdings	1,610,400	4,040,538
Li Auto, Cl A *	266,600	3,135,927
Nexteer Automotive Group	4,418,100	3,899,065
NIO ADR *(A)	845,582	5,394,813
XPeng ADR, Cl A *	209,035	4,393,916
		25,495,523
Information Technology — 2.4%
indie Semiconductor, Cl A *(A)	845,882	3,831,846
RoboSense Technology *(A)	821,728	4,222,557
		8,054,403
Materials — 2.6%
Ganfeng Lithium Group, Cl H (A)	1,070,333	4,305,578

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Tianqi Lithium, Cl H *(A)	869,800	$4,536,525
		8,842,103
TOTAL CHINA		46,580,750
FRANCE — 3.0%
Consumer Discretionary — 2.0%
Forvia *	294,932	3,932,013
Renault	75,422	2,966,242
		6,898,255
Materials — 1.0%
Eramet (A)	57,330	3,422,326

TOTAL FRANCE		10,320,581
GERMANY — 1.4%
Information Technology — 1.4%
Infineon Technologies	113,750	4,654,704

ISRAEL — 0.9%
Consumer Discretionary — 0.9%
Mobileye Global, Cl A *	213,895	2,996,669

JAPAN — 12.9%
Consumer Discretionary — 7.7%
Denso	300,325	4,368,085
GS Yuasa	187,393	4,265,400
Honda Motor	427,151	4,776,993
Nissan Motor *(A)	1,639,914	3,712,634
Toyota Motor	452,139	8,847,235
		25,970,347
Information Technology — 3.1%
Allegro MicroSystems *	95,693	2,952,129
Renesas Electronics	312,412	3,759,796
Socionext	197,464	3,859,844
		10,571,769

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
Materials — 2.1%
Denka	243,475	$3,720,321
Tokai Carbon	499,413	3,462,642
		7,182,963
TOTAL JAPAN		43,725,079
NETHERLANDS — 2.9%
Information Technology — 2.9%
Nebius Group, Cl A *(A)	68,114	4,653,548
NXP Semiconductors	22,401	5,260,875

TOTAL NETHERLANDS		9,914,423
SINGAPORE — 1.0%
Information Technology — 1.0%
STMicroelectronics	123,706	3,366,534

SOUTH KOREA — 5.3%
Consumer Discretionary — 1.0%
HL Mando	132,946	3,413,898

Industrials — 1.2%
LG Energy Solution *	15,795	3,999,166

Information Technology — 1.2%
Samsung SDI	27,454	4,087,738

Materials — 1.9%
Cosmochemical *	303,741	3,539,367
SKC *	45,810	3,090,795
		6,630,162
TOTAL SOUTH KOREA		18,130,964
TAIWAN — 2.2%
Industrials — 1.1%
Advanced Energy Solution Holding	87,800	3,877,394

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 1.1%
Wistron NeWeb	863,200	$3,586,137

TOTAL TAIWAN		7,463,531
UNITED STATES — 47.4%
Communication Services — 3.3%
Alphabet, Cl A	51,903	11,050,668

Consumer Discretionary — 13.3%
American Axle & Manufacturing Holdings *	706,254	4,110,398
Ford Motor	401,214	4,722,289
General Motors	91,096	5,337,315
Gentherm *	112,897	4,151,223
Lear	33,461	3,680,710
Lucid Group *(A)	1,477,507	2,925,464
QuantumScape, Cl A *(A)	321,151	2,546,727
Stellantis	394,835	3,782,252
Tesla *	30,405	10,151,317
Visteon	31,231	3,871,395
		45,279,090
Industrials — 11.7%
Amprius Technologies *	451,258	3,199,419
ATI *	41,207	3,195,191
Bloom Energy, Cl A *	138,129	7,312,549
EnerSys	40,076	4,113,801
Honeywell International	32,688	7,175,016
Hyster-Yale	83,198	3,119,925
ITT	23,775	4,047,694
Plug Power *(A)	2,228,252	3,498,356
Westinghouse Air Brake Technologies	20,792	4,023,252
		39,685,203
Information Technology — 16.7%
Ambarella *	51,636	4,258,937
CEVA *	150,338	3,340,510
Coherent *	39,278	3,553,481
Intel	271,039	6,599,800
Microsoft	18,684	9,466,996
NVIDIA	55,331	9,637,553

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
ON Semiconductor *	68,734	$3,408,519
QUALCOMM	53,230	8,555,658
SiTime *	17,030	4,115,640
Skyworks Solutions	50,369	3,774,653
		56,711,747
Materials — 2.4%
Albemarle (A)	51,271	4,353,933
Cabot	45,651	3,723,296
		8,077,229
TOTAL UNITED STATES		160,803,937
TOTAL COMMON STOCK (Cost $400,012,154)		334,030,411

PREFERRED STOCK — 1.3%
GERMANY—1.3%
Consumer Discretionary — 1.3%
Volkswagen (B)	36,728	4,280,935
TOTAL PREFERRED STOCK (Cost $8,101,066)		4,280,935

	Face Amount
REPURCHASE AGREEMENTS(C) — 8.9%
Citadel Securities LLC 4.380%, dated 08/29/2025, to be repurchased on 09/02/2025, repurchase price $7,106,186 (collateralized by various U.S. Treasury Obligations, ranging in par value $399 - $1,256,789, 0.000% - 6.750%, 09/18/2025 - 08/15/2055, with a total market value of $7,217,763)	$7,102,729	7,102,729
Daiwa Capital Markets America, Inc. 4.340%, dated 08/29/2025, to be repurchased on 09/02/2025, repurchase price $6,679,785 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $468 - $1,391,533, 2.000% - 7.500%, 04/23/2027 - 07/20/2065, with a total market value of $6,781,358)	6,676,565	6,676,565

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Autonomous & Electric Vehicles ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — continued
HSBC Securities USA, Inc. 4.330%, dated 08/29/2025, to be repurchased on 09/02/2025, repurchase price $112,002 (collateralized by various U.S. Treasury Obligations, ranging in par value $90 - $42,462, 0.000% - 1.625%, 04/15/2027 - 08/15/2053, with a total market value of $114,166)	$111,948	$111,948
HSBC Securities USA, Inc. 4.340%, dated 08/29/2025, to be repurchased on 09/02/2025, repurchase price $6,679,785 (collateralized by various U.S. Government Obligations, ranging in par value $860 - $2,640,231, 2.000% - 6.500%, 06/01/2028 - 06/01/2064, with a total market value of $6,786,694)	6,676,565	6,676,565
JP Morgan Securities LLC 4.330%, dated 08/29/2025, to be repurchased on 09/02/2025, repurchase price $921,465 (collateralized by various a U.S. Treasury Obligation, par value $901,273, 4.500%, 12/31/2031, with a total market value of $932,830)	921,022	921,022
JP Morgan Securities LLC 4.340%, dated 08/29/2025, to be repurchased on 09/02/2025, repurchase price $3,253,692 (collateralized by various U.S. Government Obligations, ranging in par value $1,301 - $650,425, 1.500% - 7.000%, 02/01/2032 - 03/01/2055, with a total market value of $3,305,915)	3,252,124	3,252,124
Natwest Markets Securities, Inc. 4.330%, dated 08/29/2025, to be repurchased on 09/02/2025, repurchase price $781,663 (collateralized by various U.S. Treasury Obligations, ranging in par value $17,729 - $218,384, 2.875% - 4.625%, 06/30/2027 - 02/15/2035, with a total market value of $790,616)	781,287	781,287

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Autonomous & Electric Vehicles ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — continued
RBC Dominion Securities, Inc. 4.330%, dated 08/29/2025, to be repurchased on 09/02/2025, repurchase price $4,704,403 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $353 - $848,418, 0.000% - 7.000%, 09/11/2025 - 08/15/2055, with a total market value of $4,771,392)	$4,702,141	$4,702,141
TOTAL REPURCHASE AGREEMENTS (Cost $30,224,381)		30,224,381
TOTAL INVESTMENTS — 108.6% (Cost $438,337,601)		$368,535,727

Percentages are based on Net Assets of $339,322,901.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at August 31, 2025. The total market value of securities on loan at August 31, 2025 was $41,108,667.
(B)	There is currently no stated interest rate.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2025 was $30,224,381. The total value of non-cash collateral held from securities on loan as of August 31, 2025 was $12,499,355.

The following is a summary of the level of inputs used as of August 31, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$334,030,411	$—	$—	$334,030,411
Preferred Stock	4,280,935	—	—	4,280,935
Repurchase Agreements	—	30,224,381	—	30,224,381
Total Investments in Securities	$338,311,346	$30,224,381	$—	$368,535,727

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Artificial Intelligence & Technology ETF

	Shares	Value
COMMON STOCK — 99.8%
BRAZIL — 0.3%
Financials — 0.3%
StoneCo, Cl A *	976,059	$16,075,692

CANADA — 3.1%
Industrials — 0.9%
Thomson Reuters (A)	224,117	39,805,420

Information Technology — 2.2%
Hut 8 *(A)	634,532	16,961,041
Shopify, Cl A *	605,997	85,615,256
		102,576,297
TOTAL CANADA		142,381,717
CHINA — 8.2%
Communication Services — 3.6%
Baidu ADR *	147,232	14,031,210
Tencent Holdings	1,971,618	150,858,487
		164,889,697
Consumer Discretionary — 4.3%
Alibaba Group Holding ADR	1,126,937	152,136,495
Meituan, Cl B *	2,777,315	36,587,447
WeRide ADR *(A)	1,374,993	12,869,935
		201,593,877
Information Technology — 0.3%
Pony AI *(A)	908,479	13,054,843

TOTAL CHINA		379,538,417
FINLAND — 0.3%
Information Technology — 0.3%
TietoEVRY (A)	791,662	14,789,107

GERMANY — 2.9%
Industrials — 2.4%
Siemens	398,061	110,238,585

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Artificial Intelligence & Technology ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 0.5%
Infineon Technologies	647,908	$26,512,704

TOTAL GERMANY		136,751,289
IRELAND — 1.7%
Information Technology — 1.7%
Accenture PLC, Cl A	309,748	80,525,187

ISRAEL — 0.5%
Information Technology — 0.5%
Nice ADR *(A)	84,222	11,904,780
Wix.com *	89,142	12,576,153

TOTAL ISRAEL		24,480,933
ITALY — 0.2%
Health Care — 0.2%
Amplifon	583,791	10,635,938

JAPAN — 2.7%
Consumer Discretionary — 0.3%
Rakuten Group *	2,508,213	15,663,412

Industrials — 0.8%
FANUC	487,457	13,870,903
Fujikura	241,302	20,987,070
		34,857,973
Information Technology — 1.6%
Fujitsu	1,028,673	25,053,871
NEC	677,375	20,931,384
Socionext (A)	726,000	14,191,180
Toshiba TEC	662,249	13,021,712
		73,198,147
TOTAL JAPAN		123,719,532

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Artificial Intelligence & Technology ETF

	Shares	Value
COMMON STOCK — continued
NETHERLANDS — 1.0%
Industrials — 0.3%
Wolters Kluwer	118,626	$14,940,372

Information Technology — 0.7%
NXP Semiconductors	125,269	29,419,425

TOTAL NETHERLANDS		44,359,797
SOUTH KOREA — 4.6%
Information Technology — 4.6%
Samsung Electronics	2,870,477	143,910,985
SK Hynix	363,179	70,271,642

TOTAL SOUTH KOREA		214,182,627
SWEDEN — 0.3%
Information Technology — 0.3%
Telefonaktiebolaget LM Ericsson ADR	1,795,646	14,131,734

SWITZERLAND — 0.3%
Information Technology — 0.3%
Temenos	149,702	13,320,583

TAIWAN — 3.7%
Information Technology — 3.7%
Acer	12,958,700	12,526,524
Advantech	1,175,357	13,226,347
Global Unichip	308,865	13,437,918
Taiwan Semiconductor Manufacturing ADR	574,718	132,685,145

TOTAL TAIWAN		171,875,934
UNITED STATES — 70.0%
Communication Services — 9.9%
Alphabet, Cl A	726,305	154,637,597
Meta Platforms, Cl A	193,679	143,070,677
Netflix *	116,995	141,359,209
Snap, Cl A *	1,364,040	9,739,246

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Artificial Intelligence & Technology ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Trade Desk, Cl A *	221,885	$12,128,234
		460,934,963
Consumer Discretionary — 6.0%
Amazon.com *	605,068	138,560,572
Tesla *	414,912	138,526,669
		277,087,241
Health Care — 0.4%
GE HealthCare Technologies	226,850	16,725,651

Industrials — 2.9%
Experian PLC	454,821	23,546,943
Genpact	299,168	13,564,277
Uber Technologies *	1,040,250	97,523,438
		134,634,658
Information Technology — 50.8%
Adobe *	211,430	75,417,081
Advanced Micro Devices *	870,802	141,618,529
Ambarella *	202,423	16,695,849
Apple	645,099	149,753,282
AppLovin, Cl A *	153,107	73,275,479
Broadcom	486,509	144,682,911
C3.ai, Cl A *(A)	470,808	7,961,363
Cadence Design Systems *	135,575	47,509,547
CCC Intelligent Solutions Holdings *	1,375,332	13,615,787
Cisco Systems	2,012,724	139,059,101
CoreWeave *	183,591	18,917,217
CyberArk Software *	36,938	16,742,518
Datadog, Cl A *	158,203	21,623,186
DXC Technology *	926,821	13,392,563
Fortinet *	380,376	29,962,218
Hewlett Packard Enterprise	662,372	14,949,736
Informatica, Cl A *	560,348	13,969,476
Intel	2,168,326	52,798,738
International Business Machines	489,992	119,308,152
Marvell Technology	428,667	26,948,151
Micron Technology	556,475	66,226,090

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Artificial Intelligence & Technology ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Microsoft	273,381	$138,519,419
NVIDIA	808,955	140,903,782
Okta, Cl A *	143,723	13,333,183
Oracle	570,445	128,994,728
Palantir Technologies, Cl A *	893,217	139,976,036
Pegasystems	236,846	12,839,422
QUALCOMM	546,150	87,782,689
Quantum Computing *(A)	786,112	12,404,847
Salesforce	516,564	132,369,525
Seagate Technology Holdings	104,946	17,567,960
ServiceNow *	103,051	94,545,170
Snowflake, Cl A *	165,682	39,541,666
SoundHound AI, Cl A *(A)	1,125,529	14,654,388
Super Micro Computer *	296,086	12,299,412
Synopsys *	92,065	55,563,069
Teradata *	618,627	12,978,794
Twilio, Cl A *	103,467	10,927,150
UiPath, Cl A *	1,088,482	12,103,920
Verint Systems *	617,586	12,592,579
Workday, Cl A *	106,857	24,664,733
Zebra Technologies, Cl A *	40,821	12,943,931
Zscaler *	77,677	21,520,413
		2,353,453,790
TOTAL UNITED STATES		3,242,836,303
TOTAL COMMON STOCK (Cost $3,931,570,193)		4,629,604,790

	Face Amount
REPURCHASE AGREEMENTS(B) — 1.4%
Citadel Securities LLC 4.380%, dated 08/29/2025, to be repurchased on 09/02/2025, repurchase price $14,729,539 (collateralized by various U.S. Treasury Obligations, ranging in par value $826 - $2,605,042, 0.000% - 6.750%, 09/18/2025 - 08/15/2055, with a total market value of $14,960,815)	$14,722,374	14,722,374

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Artificial Intelligence & Technology ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
Daiwa Capital Markets America, Inc. 4.340%, dated 08/29/2025, to be repurchased on 09/02/2025, repurchase price $13,845,704 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $970 - $2,884,337, 2.000% - 7.500%, 04/23/2027 - 07/20/2065, with a total market value of $14,056,243)	$13,839,031	$13,839,031
HSBC Securities USA, Inc. 4.330%, dated 08/29/2025, to be repurchased on 09/02/2025, repurchase price $232,112 (collateralized by various U.S. Treasury Obligations, ranging in par value $186 - $87,998, 0.000% - 1.625%, 04/15/2027 - 08/15/2053, with a total market value of $236,597)	232,000	232,000
HSBC Securities USA, Inc. 4.340%, dated 08/29/2025, to be repurchased on 09/02/2025, repurchase price $13,845,704 (collateralized by various U.S. Government Obligations, ranging in par value $1,782 - $5,472,610, 2.000% - 6.500%, 06/01/2028 - 06/01/2064, with a total market value of $14,067,303)	13,839,031	13,839,031
JP Morgan Securities LLC 4.330%, dated 08/29/2025, to be repurchased on 09/02/2025, repurchase price $1,909,672 (collateralized by various a U.S. Treasury Obligation, par value $1,867,825, 4.500%, 12/31/2031, with a total market value of $1,933,225)	1,908,754	1,908,754
JP Morgan Securities LLC 4.340%, dated 08/29/2025, to be repurchased on 09/02/2025, repurchase price $6,297,520 (collateralized by various U.S. Government Obligations, ranging in par value $2,518 - $1,258,897, 1.500% - 7.000%, 02/01/2032 - 03/01/2055, with a total market value of $6,398,597)	6,294,485	6,294,485

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Artificial Intelligence & Technology ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
Natwest Markets Securities, Inc. 4.330%, dated 08/29/2025, to be repurchased on 09/02/2025, repurchase price $1,619,940 (collateralized by various U.S. Treasury Obligations, ranging in par value $36,742 - $452,584, 2.875% - 4.625%, 06/30/2027 - 02/15/2035, with a total market value of $1,638,494)	$1,619,161	$1,619,161
RBC Dominion Securities, Inc. 4.330%, dated 08/29/2025, to be repurchased on 09/02/2025, repurchase price $10,198,468 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $766 - $1,839,248, 0.000% - 7.000%, 09/11/2025 - 08/15/2055, with a total market value of $10,343,690)	10,193,564	10,193,564
TOTAL REPURCHASE AGREEMENTS (Cost $62,648,400)		62,648,400
TOTAL INVESTMENTS — 101.2% (Cost $3,994,218,593)		$4,692,253,190

Percentages are based on Net Assets of $4,635,002,806.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at August 31, 2025. The total market value of securities on loan at August 31, 2025 was $60,006,337.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2025 was $62,648,400. The total value of non-cash collateral held from securities on loan as of August 31, 2025 was $0.

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Artificial Intelligence & Technology ETF

The following is a summary of the level of inputs used as of August 31, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$4,629,604,790	$—	$—	$4,629,604,790
Repurchase Agreements	—	62,648,400	—	62,648,400
Total Investments in Securities	$4,629,604,790	$62,648,400	$—	$4,692,253,190

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Genomics & Biotechnology ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA — 2.9%
Health Care — 2.9%
Genscript Biotech *(A)	611,718	$1,349,635

GERMANY — 3.8%
Health Care — 3.8%
BioNTech ADR *	14,609	1,460,900
CureVac *	51,519	276,657

TOTAL GERMANY		1,737,557
NETHERLANDS — 1.0%
Health Care — 1.0%
uniQure *	27,163	443,572

SWITZERLAND — 4.9%
Health Care — 4.9%
CRISPR Therapeutics *(A)	43,537	2,256,523

UNITED KINGDOM — 2.1%
Health Care — 2.1%
AstraZeneca PLC	6,096	971,018

UNITED STATES — 85.2%
Health Care — 85.2%
10X Genomics, Cl A *	55,946	783,803
Agilent Technologies	7,985	1,003,395
Allogene Therapeutics *(A)	77,364	87,421
Alnylam Pharmaceuticals *	6,935	3,096,547
Arcturus Therapeutics Holdings *	13,353	227,135
Arrowhead Pharmaceuticals *	62,740	1,382,162
Avidity Biosciences *	54,690	2,547,460
Beam Therapeutics *(A)	47,180	771,865
BioMarin Pharmaceutical *	27,082	1,578,068
Bio-Techne	33,445	1,827,100
Bristol-Myers Squibb	17,273	814,940
CareDx *	28,337	387,083
Eli Lilly	1,010	739,906
Fulgent Genetics *	10,888	241,387

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Genomics & Biotechnology ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
GeneDx Holdings, Cl A *	13,674	$1,770,646
Gilead Sciences .	7,881	890,317
Guardant Health *	36,761	2,478,427
Illumina *	22,004	2,199,520
Intellia Therapeutics *(A)	53,501	607,504
Legend Biotech ADR *	48,911	1,698,679
Maravai LifeSciences Holdings, Cl A *	63,990	154,856
Moderna *(A)	63,210	1,522,729
Myriad Genetics *	48,310	307,735
Natera *	11,293	1,900,047
Pacific Biosciences of California *(A)	144,356	189,106
Personalis *(A)	33,985	166,187
Praxis Precision Medicines *	10,339	470,838
Prime Medicine *(A)	70,353	227,944
QIAGEN (A)	39,643	1,843,399
REGENXBIO *	24,700	220,571
Rocket Pharmaceuticals *(A)	54,108	177,474
Sana Biotechnology *(A)	73,256	224,163
Sangamo Therapeutics *	165,219	85,914
Sarepta Therapeutics *(A)	28,168	512,658
Stoke Therapeutics *(A)	22,852	451,556
Twist Bioscience *	30,970	835,261
Ultragenyx Pharmaceutical *	44,956	1,346,882
Veracyte *	42,233	1,281,349
Vertex Pharmaceuticals *	3,406	1,331,814
Vir Biotechnology *	48,111	237,668
WaVe Life Sciences *	67,290	645,984

TOTAL UNITED STATES		39,267,500
TOTAL COMMON STOCK (Cost $68,805,694)		46,025,805

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Genomics & Biotechnology ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — 5.8%
Citadel Securities LLC 4.380%, dated 08/29/2025, to be repurchased on 09/02/2025, repurchase price $629,847 (collateralized by various U.S. Treasury Obligations, ranging in par value $35 - $111,394, 0.000% - 6.750%, 09/18/2025 - 08/15/2055, with a total market value of $639,737)	$629,541	$629,541
Deutsche Bank Securities, Inc. 4.270%, dated 08/29/2025, to be repurchased on 09/02/2025, repurchase price $160,814 (collateralized by various U.S. Treasury Obligations, ranging in par value $5,899 - $24,362, 1.125% - 5.250%, 02/15/2029 - 02/15/2052, with a total market value of $162,957)	160,738	160,738
HSBC Securities USA, Inc. 4.330%, dated 08/29/2025, to be repurchased on 09/02/2025, repurchase price $629,844 (collateralized by various U.S. Treasury Obligations, ranging in par value $504 - $238,785, 0.000% - 1.625%, 04/15/2027 - 08/15/2053, with a total market value of $642,014)	629,541	629,541
JP Morgan Securities LLC 4.330%, dated 08/29/2025, to be repurchased on 09/02/2025, repurchase price $629,844 (collateralized by various a U.S. Treasury Obligation, par value $616,042, 4.500%, 12/31/2031, with a total market value of $637,612)	629,541	629,541

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Genomics & Biotechnology ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
Natwest Markets Securities, Inc. 4.330%, dated 08/29/2025, to be repurchased on 09/02/2025, repurchase price $629,844 (collateralized by various U.S. Treasury Obligations, ranging in par value $14,286 - $175,968, 2.875% - 4.625%, 06/30/2027 - 02/15/2035, with a total market value of $637,058)	$629,541	$629,541
TOTAL REPURCHASE AGREEMENTS (Cost $2,678,902)		2,678,902
TOTAL INVESTMENTS — 105.7% (Cost $71,484,596)		$48,704,707

Percentages are based on Net Assets of $46,069,003.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at August 31, 2025. The total market value of securities on loan at August 31, 2025 was $4,928,389.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2025 was $2,678,902. The total value of non-cash collateral held from securities on loan as of August 31, 2025 was $2,385,266.

The following is a summary of the level of inputs used as of August 31, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$46,025,805	$—	$—	$46,025,805
Repurchase Agreements	—	2,678,902	—	2,678,902
Total Investments in Securities	$46,025,805	$2,678,902	$—	$48,704,707

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Cloud Computing ETF

	Shares	Value
COMMON STOCK — 100.0%
CANADA — 5.5%
Information Technology — 5.5%
Shopify, Cl A *	122,592	$17,319,798

CHINA — 2.8%
Consumer Discretionary — 0.5%
Alibaba Group Holding ADR	11,002	1,485,270

Information Technology — 2.3%
Kingsoft Cloud Holdings ADR *(A)	63,187	933,272
Vnet Group ADR *	732,382	6,342,428
		7,275,700
TOTAL CHINA		8,760,970
ISRAEL — 3.2%
Information Technology — 3.2%
Wix.com *	70,896	10,002,008

JAPAN — 0.2%
Information Technology — 0.2%
Oracle Japan	7,496	779,849

SWEDEN — 2.4%
Information Technology — 2.4%
Sinch *	2,390,595	7,462,678

UNITED STATES — 85.9%
Communication Services — 2.7%
Alphabet, Cl A .	26,944	5,736,647
PubMatic, Cl A *	111,386	965,717
Vimeo *	433,517	1,820,771
		8,523,135
Consumer Discretionary — 2.3%
Amazon.com *	31,293	7,166,097

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Cloud Computing ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 0.8%
HealthStream	85,255	$2,393,960

Industrials — 3.8%
Paycom Software	52,360	11,893,574

Information Technology — 72.4%
Akamai Technologies *	146,601	11,600,537
Box, Cl A *	383,837	12,524,601
C3.ai, Cl A *	361,526	6,113,405
DigitalOcean Holdings *	256,865	8,378,936
Dropbox, Cl A *	412,311	11,981,758
Fastly, Cl A *	404,067	3,074,950
Five9 *	213,231	5,740,179
Freshworks, Cl A *	675,820	9,103,295
HubSpot *	19,077	9,217,434
International Business Machines	4,296	1,046,033
Microsoft .	13,974	7,080,486
Procore Technologies *	188,123	13,076,430
Qualys *	93,618	12,714,261
Salesforce	44,149	11,313,181
ServiceNow *	12,413	11,388,431
Snowflake, Cl A *	71,915	17,163,234
SPS Commerce *	83,756	9,238,287
Twilio, Cl A *	121,489	12,830,453
Workday, Cl A *	48,217	11,129,448
Workiva, Cl A *	145,315	11,950,706
Yext *	349,138	3,173,664
Zoom Video Communications, Cl A *	153,927	12,532,736
Zscaler *	52,373	14,509,940
		226,882,385
Real Estate — 3.9%
Digital Realty Trust ‡	73,458	12,314,499

TOTAL UNITED STATES		269,173,650
TOTAL COMMON STOCK (Cost $423,590,507)		313,498,953

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Cloud Computing ETF

	Shares	Value
SHORT-TERM INVESTMENT(B)(C) — 0.2%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 4.250% (Cost $733,321)	733,321	$733,321
TOTAL INVESTMENTS — 100.2% (Cost $424,323,828)		$314,232,274

Percentages are based on Net Assets of $313,541,373.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at August 31, 2025. The total market value of securities on loan at August 31, 2025 was $712,977.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2025 was $733,321. The total value of non-cash collateral held from securities on loan as of August 31, 2025 was $0.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of August 31, 2025.

As of August 31, 2025, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Dorsey Wright Thematic ETF (formerly, Global X Thematic Growth ETF)

	Shares	Value
EXCHANGE-TRADED FUNDS — 100.0%
International Equity Fund — 59.3%
Global X Artificial Intelligence & Technology ETF (A)(B)	49,442	$2,228,845
Global X Cybersecurity ETF (B)(C)	53,742	1,839,589
Global X E-commerce ETF (B)(D)	65,809	2,211,472
		6,279,906
Domestic Equity Fund — 40.7%
Global X Millennial Consumer ETF (B)(E)	42,236	2,097,115
Global X US Infrastructure Development ETF (B)(F)(G)	47,497	2,209,085
		4,306,200
TOTAL EXCHANGE-TRADED FUNDS (Cost $8,949,327)		10,586,106

	Face Amount
REPURCHASE AGREEMENTS(H) — 16.2%
Citadel Securities LLC 4.380%, dated 08/29/2025, to be repurchased on 09/02/2025, repurchase price $403,287 (collateralized by various U.S. Treasury Obligations, ranging in par value $23 - $71,325, 0.000% - 6.750%, 09/18/2025 - 08/15/2055, with a total market value of $409,619)	$403,091	403,091
Deutsche Bank Securities, Inc. 4.270%, dated 08/29/2025, to be repurchased on 09/02/2025, repurchase price $102,969 (collateralized by various U.S. Treasury Obligations, ranging in par value $3,777 - $15,599, 1.125% - 5.250%, 02/15/2029 - 02/15/2052, with a total market value of $104,341)	102,920	102,920
HSBC Securities USA, Inc. 4.330%, dated 08/29/2025, to be repurchased on 09/02/2025, repurchase price $403,285 (collateralized by various U.S. Treasury Obligations, ranging in par value $323 - $152,892, 0.000% - 1.625%, 04/15/2027 - 08/15/2053, with a total market value of $411,077)	403,091	403,091

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Dorsey Wright Thematic ETF (formerly, Global X Thematic Growth ETF)

	Face Amount	Value
REPURCHASE AGREEMENTS(H) — continued
JP Morgan Securities LLC 4.330%, dated 08/29/2025, to be repurchased on 09/02/2025, repurchase price $403,285 (collateralized by various a U.S. Treasury Obligation, par value $394,448, 4.500%, 12/31/2031, with a total market value of $408,259)	$403,091	$403,091
Natwest Markets Securities, Inc. 4.330%, dated 08/29/2025, to be repurchased on 09/02/2025, repurchase price $403,285 (collateralized by various U.S. Treasury Obligations, ranging in par value $9,147 - $112,671, 2.875% - 4.625%, 06/30/2027 - 02/15/2035, with a total market value of $407,904)	403,091	403,091
TOTAL REPURCHASE AGREEMENTS (Cost $1,715,284)		1,715,284
TOTAL INVESTMENTS — 116.2% (Cost $10,664,611)		$12,301,390

Percentages are based on Net Assets of $10,588,239.

(A)	For financial information on the Global X Artificial Intelligence & Technology ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.
(B)	Affiliated investment.
(C)	For financial information on the Global X Cybersecurity ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.
(D)	For financial information on the Global X E-commerce ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.
(E)	For financial information on the Global X Millennial Consumer ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.
(F)	For financial information on the Global X US Infrastructure Development ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.
(G)	This security or a partial position of this security is on loan at August 31, 2025. The total market value of securities on loan at August 31, 2025 was $1,655,756.
(H)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2025 was $1,715,284. The total value of non-cash collateral held from securities on loan as of August 31, 2025 was $0.

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Dorsey Wright Thematic ETF (formerly, Global X Thematic Growth ETF)

The following is a summary of the level of inputs used as of August 31, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$10,586,106	$—	$—	$10,586,106
Repurchase Agreements	—	1,715,284	—	1,715,284
Total Investments in Securities	$10,586,106	$1,715,284	$—	$12,301,390

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Dorsey Wright Thematic ETF (formerly, Global X Thematic Growth ETF)

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2025:

Value 11/30/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 8/31/2025	Income	Capital Gains
Global X Artificial Intelligence & Technology ETF
$—	$2,144,784	$(327,300)	$429,432	$(18,071)	$2,228,845	$2,411	$—
Global X Cybersecurity ETF
—	2,187,644	(454,086)	101,225	4,806	1,839,589	—	—
Global X E-commerce ETF
1,870,595	1,074,858	(1,040,698)	164,970	141,747	2,211,472	6,898	—
Global X Millennial Consumer ETF
—	1,861,856	(2,237)	237,328	168	2,097,115	764	—
Global X US Infrastructure Development ETF
—	2,149,425	(347,018)	416,665	(9,987)	2,209,085	5,243	—
Global X Data Center & Digital Infrastructure ETF
1,797,852	2,106	(1,689,424)	(304,671)	194,137	—	17,317	—
Global X Disruptive Materials ETF
1,823,533	2,079	(1,673,310)	139,837	(292,139)	—	10,601	—
Global X FinTech ETF
2,009,298	2,231	(1,708,360)	770,253	(1,073,422)	—	9,629	—
Global X Genomics & Biotechnology ETF
1,503,736	262,062	(1,389,458)	1,918,722	(2,295,062)	—	—	—
Global X Lithium & Battery Tech ETF
1,937,834	2,327	(1,713,990)	1,439,386	(1,665,557)	—	5,443	—
Global X Renewable Energy Producers ETF
1,410,567	339,885	(1,585,652)	1,079,895	(1,244,695)	—	9,012	—
Global X Solar ETF
1,641,329	190,679	(1,531,545)	754,466	(1,054,929)	—	5,211	—
Global X Video Games & Esports ETF
1,768,488	1,927	(1,832,767)	(333,211)	395,563	—	14,539	—
Totals:
$15,763,232	$10,221,863	$(15,295,845)	$6,814,297	$(6,917,441)	$10,586,106	$87,068	$—

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Video Games & Esports ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA — 19.5%
Communication Services — 19.5%
Bilibili ADR *(A)	293,529	$6,827,485
Boyaa Interactive International (A)	614,600	621,234
DouYu International Holdings ADR	60,347	465,879
HUYA ADR	146,218	523,460
iDreamSky Technology Holdings *(A)	4,507,300	664,892
Kingsoft	1,604,800	7,015,474
NetDragon Websoft Holdings	377,000	503,901
NetEase ADR	72,155	9,826,790
Tanwan *(A)	325,600	642,776
XD	454,500	4,710,660

TOTAL CHINA		31,802,551
FRANCE — 3.4%
Communication Services — 3.4%
Ubisoft Entertainment *	138,484	1,515,261
Vivendi	1,117,605	3,997,707

TOTAL FRANCE		5,512,968
JAPAN — 30.9%
Communication Services — 30.9%
Capcom	246,219	6,716,207
DeNA (A)	119,522	1,821,423
Gumi *(A)	107,460	441,331
GungHo Online Entertainment	71,587	1,353,485
Koei Tecmo Holdings (A)	172,563	2,279,489
Konami Group	69,902	10,666,810
MIXI	55,034	1,227,559
Nexon	384,866	8,794,316
Nintendo	110,052	9,976,449
Square Enix Holdings	105,572	7,287,398

TOTAL JAPAN		50,564,467
POLAND — 4.2%
Communication Services — 4.2%
CD Projekt (A)	99,048	6,849,830

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Video Games & Esports ETF

	Shares	Value
COMMON STOCK — continued
SOUTH KOREA — 10.8%
Communication Services — 10.8%
Com2uSCorp	16,186	$457,551
Devsisters *	15,559	558,456
Kakao Games *	68,466	797,313
Krafton *	28,594	6,735,864
NCSoft	31,015	4,528,714
Netmarble	42,140	1,815,635
Nexon Games *	46,505	465,970
Pearl Abyss *	53,456	1,257,336
Wemade *	33,252	669,704
Wemade Max *	81,924	410,725

TOTAL SOUTH KOREA		17,697,268
SWEDEN — 2.1%
Communication Services — 2.1%
Embracer Group, Cl B *	225,809	2,016,669
Modern Times Group MTG, Cl B *	141,279	1,461,885

TOTAL SWEDEN		3,478,554
TAIWAN — 4.3%
Communication Services — 4.3%
Gamania Digital Entertainment	229,800	451,789
International Games System	261,100	6,534,013

TOTAL TAIWAN		6,985,802
UNITED STATES — 24.7%
Communication Services — 18.9%
Electronic Arts	64,220	11,042,629
Playtika Holding	111,387	413,246
ROBLOX, Cl A *	78,663	9,800,623
Take-Two Interactive Software *	41,131	9,594,628
		30,851,126
Information Technology — 5.8%
Corsair Gaming *	73,032	652,176
Immersion	60,599	427,829
Turtle Beach *	36,340	574,899

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Video Games & Esports ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Unity Software *	197,640	$7,788,992
		9,443,896
TOTAL UNITED STATES		40,295,022
TOTAL COMMON STOCK (Cost $155,742,986)		163,186,462

	Face Amount
REPURCHASE AGREEMENTS(B) — 5.9%
Citadel Securities LLC 4.380%, dated 08/29/2025, to be repurchased on 09/02/2025, repurchase price $2,265,682 (collateralized by various U.S. Treasury Obligations, ranging in par value $127 - $400,705, 0.000% - 6.750%, 09/18/2025 - 08/15/2055, with a total market value of $2,301,257)	$2,264,580	2,264,580
Daiwa Capital Markets America, Inc. 4.340%, dated 08/29/2025, to be repurchased on 09/02/2025, repurchase price $2,129,733 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $149 - $443,666, 2.000% - 7.500%, 04/23/2027 - 07/20/2065, with a total market value of $2,162,117)	2,128,706	2,128,706
HSBC Securities USA, Inc. 4.330%, dated 08/29/2025, to be repurchased on 09/02/2025, repurchase price $60,859 (collateralized by various U.S. Treasury Obligations, ranging in par value $49 - $23,073, 0.000% - 1.625%, 04/15/2027 - 08/15/2053, with a total market value of $62,035)	60,830	60,830

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Video Games & Esports ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
HSBC Securities USA, Inc. 4.340%, dated 08/29/2025, to be repurchased on 09/02/2025, repurchase price $2,129,733 (collateralized by various U.S. Government Obligations, ranging in par value $274 - $841,791, 2.000% - 6.500%, 06/01/2028 - 06/01/2064, with a total market value of $2,163,819)	$2,128,706	$2,128,706
JP Morgan Securities LLC 4.330%, dated 08/29/2025, to be repurchased on 09/02/2025, repurchase price $500,698 (collateralized by various a U.S. Treasury Obligation, par value $489,726, 4.500%, 12/31/2031, with a total market value of $506,873)	500,457	500,457
Natwest Markets Securities, Inc. 4.330%, dated 08/29/2025, to be repurchased on 09/02/2025, repurchase price $424,733 (collateralized by various U.S. Treasury Obligations, ranging in par value $9,633 - $118,663, 2.875% - 4.625%, 06/30/2027 - 02/15/2035, with a total market value of $429,598)	424,529	424,529
RBC Dominion Securities, Inc. 4.330%, dated 08/29/2025, to be repurchased on 09/02/2025, repurchase price $2,129,730 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $160 - $384,087, 0.000% - 7.000%, 09/11/2025 - 08/15/2055, with a total market value of $2,160,057)	2,128,706	2,128,706
TOTAL REPURCHASE AGREEMENTS (Cost $9,636,514)		9,636,514
TOTAL INVESTMENTS — 105.8% (Cost $165,379,500)		$172,822,976

Percentages are based on Net Assets of $163,309,338.

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Video Games & Esports ETF

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at August 31, 2025. The total market value of securities on loan at August 31, 2025 was $11,164,308.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2025 was $9,636,514. The total value of non-cash collateral held from securities on loan as of August 31, 2025 was $1,753,062.

The following is a summary of the level of inputs used as of August 31, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$163,186,462	$—	$—	$163,186,462
Repurchase Agreements	—	9,636,514	—	9,636,514
Total Investments in Securities	$163,186,462	$9,636,514	$—	$172,822,976

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Cybersecurity ETF

	Shares	Value
COMMON STOCK — 100.0%
CANADA — 4.9%
Information Technology — 4.9%
BlackBerry *	14,464,836	$55,400,322

ISRAEL — 8.5%
Information Technology — 8.5%
Check Point Software Technologies *	303,562	58,629,965
Radware *	1,496,585	37,773,805

TOTAL ISRAEL		96,403,770
JAPAN — 6.9%
Information Technology — 6.9%
Digital Arts	503,673	26,551,534
Hennge (A)	1,155,215	14,429,861
Trend Micro	690,933	36,945,445

TOTAL JAPAN		77,926,840
SOUTH KOREA — 1.5%
Information Technology — 1.5%
Ahnlab	389,425	16,890,723

UNITED STATES — 78.2%
Information Technology — 78.2%
A10 Networks	2,592,770	45,917,957
Crowdstrike Holdings, Cl A *	150,344	63,700,753
CyberArk Software *	138,407	62,734,357
Fortinet *	623,701	49,128,928
Gen Digital	1,904,158	57,505,572
Okta, Cl A *	581,045	53,903,545
OneSpan .	1,340,694	20,277,997
Palo Alto Networks *	348,867	66,466,141
Qualys *(A)	383,793	52,122,927
Rapid7 *	2,082,234	43,123,066
Rubrik, Cl A *(A)	685,551	61,288,259
Sailpoint *(A)	2,790,314	57,592,081
SentinelOne, Cl A *	2,624,884	49,505,312
Telos *	1,171,561	7,240,247
Tenable Holdings *	1,585,762	49,031,761

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Cybersecurity ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Varonis Systems, Cl B *	1,141,415	$67,366,313
Zscaler *	286,205	79,293,095

TOTAL UNITED STATES		886,198,311
TOTAL COMMON STOCK (Cost $1,011,406,760)		1,132,819,966

	Face Amount
U.S. TREASURY OBLIGATION — 4.6%
U.S. Treasury Bills 4.257%, 09/30/2025(B)	$52,000,000	51,828,313
TOTAL U.S. TREASURY OBLIGATION (Cost $51,834,504)		51,828,313

REPURCHASE AGREEMENTS(C) — 2.1%
Citadel Securities LLC 4.380%, dated 08/29/2025, to be repurchased on 09/02/2025, repurchase price $5,702,354 (collateralized by various U.S. Treasury Obligations, ranging in par value $320 - $1,008,509, 0.000% - 6.750%, 09/18/2025 - 08/15/2055, with a total market value of $5,791,889)	5,699,580	5,699,580
Daiwa Capital Markets America, Inc. 4.340%, dated 08/29/2025, to be repurchased on 09/02/2025, repurchase price $5,360,189 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $375 - $1,116,634, 2.000% - 7.500%, 04/23/2027 - 07/20/2065, with a total market value of $5,441,696)	5,357,605	5,357,605
HSBC Securities USA, Inc. 4.330%, dated 08/29/2025, to be repurchased on 09/02/2025, repurchase price $89,875 (collateralized by various U.S. Treasury Obligations, ranging in par value $72 - $34,073, 0.000% - 1.625%, 04/15/2027 - 08/15/2053, with a total market value of $91,612)	89,832	89,832

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Cybersecurity ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — continued
HSBC Securities USA, Inc. 4.340%, dated 08/29/2025, to be repurchased on 09/02/2025, repurchase price $5,360,189 (collateralized by various U.S. Government Obligations, ranging in par value $690 - $2,118,652, 2.000% - 6.500%, 06/01/2028 - 06/01/2064, with a total market value of $5,445,978)	$5,357,605	$5,357,605
JP Morgan Securities LLC 4.330%, dated 08/29/2025, to be repurchased on 09/02/2025, repurchase price $739,428 (collateralized by various a U.S. Treasury Obligation, par value $723,224, 4.500%, 12/31/2031, with a total market value of $748,547)	739,072	739,072
JP Morgan Securities LLC 4.340%, dated 08/29/2025, to be repurchased on 09/02/2025, repurchase price $2,418,852 (collateralized by various U.S. Government Obligations, ranging in par value $967 - $483,537, 1.500% - 7.000%, 02/01/2032 - 03/01/2055, with a total market value of $2,457,675)	2,417,686	2,417,686
Natwest Markets Securities, Inc. 4.330%, dated 08/29/2025, to be repurchased on 09/02/2025, repurchase price $627,245 (collateralized by various U.S. Treasury Obligations, ranging in par value $14,227 - $175,242, 2.875% - 4.625%, 06/30/2027 - 02/15/2035, with a total market value of $634,429)	626,943	626,943

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Cybersecurity ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — continued
RBC Dominion Securities, Inc. 4.330%, dated 08/29/2025, to be repurchased on 09/02/2025, repurchase price $3,967,118 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $298 - $715,452, 0.000% - 7.000%, 09/11/2025 - 08/15/2055, with a total market value of $4,023,608)	$3,965,210	$3,965,210
TOTAL REPURCHASE AGREEMENTS (Cost $24,253,533)		24,253,533
TOTAL INVESTMENTS — 106.7% (Cost $1,087,494,797)		$1,208,901,812

Percentages are based on Net Assets of $1,132,934,004.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at August 31, 2025. The total market value of securities on loan at August 31, 2025 was $25,767,114.
(B)	Interest rate represents the security’s effective yield at the time of purchase.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2025 was $24,253,533. The total value of non-cash collateral held from securities on loan as of August 31, 2025 was $2,498,212.

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Cybersecurity ETF

The following is a summary of the level of inputs used as of August 31, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,132,819,966	$—	$—	$1,132,819,966
U.S. Treasury Obligation	—	51,828,313	—	51,828,313
Repurchase Agreements	—	24,253,533	—	24,253,533
Total Investments in Securities	$1,132,819,966	$76,081,846	$—	$1,208,901,812

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2025 (Unaudited)
Global X HealthTech ETF (formerly, Global X Telemedicine & Digital Health ETF)

	Shares	Value
COMMON STOCK — 100.0%
AUSTRALIA — 4.9%
Health Care — 4.9%
Pro Medicus	11,275	$2,205,070

CANADA — 0.7%
Health Care — 0.7%
Well Health Technologies *	86,868	302,436

CHINA — 3.3%
Consumer Staples — 3.3%
Alibaba Health Information Technology *	2,123,500	1,487,241

DENMARK — 3.1%
Health Care — 3.1%
Demant *	36,202	1,385,125

JAPAN — 0.2%
Health Care — 0.2%
PHC Holdings	12,353	83,040

NETHERLANDS — 4.2%
Health Care — 4.2%
Koninklijke Philips	67,454	1,859,379

SWEDEN — 0.6%
Health Care — 0.6%
RaySearch Laboratories	10,226	286,815

UNITED STATES — 83.0%
Financials — 2.8%
Oscar Health, Cl A *	73,529	1,224,993

Health Care — 80.2%
agilon health *	131,069	167,768
Alignment Healthcare *	57,428	939,522
Astrana Health *	16,223	518,487
Butterfly Network *	84,668	136,316

Schedule of Investments	August 31, 2025 (Unaudited)
Global X HealthTech ETF (formerly, Global X Telemedicine & Digital Health ETF)

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Ceribell *	8,463	$100,117
Clover Health Investments, Cl A *	181,709	476,078
Dexcom *	21,334	1,607,304
Doximity, Cl A *	29,358	1,994,583
Evolent Health, Cl A *	43,138	416,282
GE HealthCare Technologies	24,695	1,820,762
Hims & Hers Health *	42,667	1,806,948
Inspire Medical Systems *	10,918	1,022,907
Insulet *	6,767	2,299,968
Intuitive Surgical *	3,285	1,554,774
IQVIA Holdings *	11,332	2,162,259
iRhythm Technologies *	11,159	1,896,807
LifeStance Health Group *	50,228	275,249
Masimo *	10,448	1,459,690
Novocure *	44,720	551,398
Omnicell *	20,430	665,814
Phreesia *	23,191	734,227
Privia Health Group *	49,505	1,140,595
PROCEPT BioRobotics *	23,832	957,331
ResMed	7,257	1,992,119
Schrodinger *	28,690	559,742
Simulations Plus	8,008	113,473
Tandem Diabetes Care *	23,324	291,783
Teladoc Health *	79,602	615,324
Tempus AI, Cl A *	30,479	2,312,137
TransMedics Group *	15,329	1,762,222
Veeva Systems, Cl A *	7,352	1,979,158
Waystar Holding *	40,438	1,531,791
		35,862,935
TOTAL UNITED STATES		37,087,928
TOTAL COMMON STOCK (Cost $58,808,716)		44,697,034
TOTAL INVESTMENTS — 100.0% (Cost $58,808,716)		$44,697,034

Percentages are based on Net Assets of $44,705,478.

*	Non-income producing security.

Schedule of Investments	August 31, 2025 (Unaudited)
Global X HealthTech ETF (formerly, Global X Telemedicine & Digital Health ETF)

As of August 31, 2025, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2025 (Unaudited)
Global X CleanTech ETF

	Shares	Value
COMMON STOCK — 99.8%
CANADA — 1.7%
Industrials — 0.8%
Ballard Power Systems * (A)	96,694	$195,322

Information Technology — 0.9%
Canadian Solar *	21,365	208,949

TOTAL CANADA		404,271
CHINA — 15.0%
Industrials — 6.6%
China Everbright Environment Group	1,787,200	1,006,408
Dongfang Electric, Cl H (A)	109,800	246,055
Goldwind Science & Technology, Cl H	248,700	281,691
		1,534,154
Information Technology — 8.4%
Daqo New Energy ADR *	21,342	541,020
Flat Glass Group, Cl H (A)	144,900	195,533
JinkoSolar Holding ADR (A)	17,167	396,043
Xinyi Solar Holdings (A)	1,858,800	803,524
		1,936,120
TOTAL CHINA		3,470,274
DENMARK — 5.8%
Industrials — 5.8%
Vestas Wind Systems	67,670	1,347,617

GERMANY — 6.1%
Industrials — 4.8%
Nordex *	45,373	1,109,975

Information Technology — 1.3%
SMA Solar Technology * (A)	11,091	294,171

TOTAL GERMANY		1,404,146
SOUTH KOREA — 9.0%
Industrials — 3.6%
CS Wind	13,544	406,734

Schedule of Investments	August 31, 2025 (Unaudited)
Global X CleanTech ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Doosan Fuel Cell *	21,100	$434,066
		840,800
Information Technology — 5.4%
Samsung SDI	8,367	1,245,797

TOTAL SOUTH KOREA		2,086,597
SWEDEN — 4.3%
Industrials — 4.3%
Nibe Industrier, Cl B	242,051	992,644

SWITZERLAND — 3.2%
Information Technology — 3.2%
Landis+Gyr Group	9,344	749,578

TAIWAN — 5.8%
Information Technology — 5.8%
Dynapack International Technology	48,500	577,504
Simplo Technology	59,864	772,546

TOTAL TAIWAN		1,350,050
TURKEY — 1.2%
Information Technology — 1.2%
Alfa Solar Enerji Sanayi VE Ticaret	118,858	141,705
Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret *	195,685	146,942

TOTAL TURKEY		288,647
UNITED KINGDOM — 4.7%
Materials — 4.7%
Johnson Matthey PLC	42,084	1,086,541

UNITED STATES — 43.0%
Consumer Discretionary — 5.6%
QuantumScape, Cl A * (A)	162,794	1,290,956

Schedule of Investments	August 31, 2025 (Unaudited)
Global X CleanTech ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 25.3%
Ameresco, Cl A *	11,156	$283,697
Array Technologies *	48,982	441,328
Bloom Energy, Cl A *	32,202	1,704,774
Eos Energy Enterprises * (A)	73,037	503,955
Fluence Energy, Cl A * (A)	41,853	309,712
Microvast Holdings * (A)	104,835	279,910
NEXTracker, Cl A *	22,729	1,528,753
Plug Power * (A)	298,383	468,461
Shoals Technologies Group, Cl A *	53,937	351,130
		5,871,720
Information Technology — 12.1%
Enphase Energy * (A)	17,691	666,951
First Solar *	7,731	1,509,014
SolarEdge Technologies * (A)	18,999	642,546
		2,818,511
TOTAL UNITED STATES		9,981,187
TOTAL COMMON STOCK (Cost $57,609,361)		23,161,552

	Face Amount
REPURCHASE AGREEMENTS(B) — 13.4%
Citadel Securities LLC 4.380%, dated 08/29/2025, to be repurchased on 09/02/2025, repurchase price $731,751 (collateralized by various U.S. Treasury Obligations, ranging in par value $41 - $129,416, 0.000% - 6.750%, 09/18/2025 - 08/15/2055, with a total market value of $743,241)	$731,395	731,395
Deutsche Bank Securities, Inc. 4.270%, dated 08/29/2025, to be repurchased on 09/02/2025, repurchase price $186,828 (collateralized by various U.S. Treasury Obligations, ranging in par value $6,853 - $28,303, 1.125% - 5.250%, 02/15/2029 - 02/15/2052, with a total market value of $189,317)	186,739	186,739

Schedule of Investments	August 31, 2025 (Unaudited)
Global X CleanTech ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
HSBC Securities USA, Inc. 4.330%, dated 08/29/2025, to be repurchased on 09/02/2025, repurchase price $731,747 (collateralized by various U.S. Treasury Obligations, ranging in par value $586 - $277,418, 0.000% - 1.625%, 04/15/2027 - 08/15/2053, with a total market value of $745,886)	$731,395	$731,395
JP Morgan Securities LLC 4.330%, dated 08/29/2025, to be repurchased on 09/02/2025, repurchase price $731,747 (collateralized by various a U.S. Treasury Obligation, par value $715,712, 4.500%, 12/31/2031, with a total market value of $740,772)	731,395	731,395
Natwest Markets Securities, Inc. 4.330%, dated 08/29/2025, to be repurchased on 09/02/2025, repurchase price $731,747 (collateralized by various U.S. Treasury Obligations, ranging in par value $16,597 - $204,438, 2.875% - 4.625%, 06/30/2027 - 02/15/2035, with a total market value of $740,128)	731,395	731,395
TOTAL REPURCHASE AGREEMENTS (Cost $3,112,319)		3,112,319
TOTAL INVESTMENTS — 113.2% (Cost $60,721,680)		$26,273,871

Percentages are based on Net Assets of $23,219,446.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at August 31, 2025. The total market value of securities on loan at August 31, 2025 was $4,339,617.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2025 was $3,112,319. The total value of non-cash collateral held from securities on loan as of August 31, 2025 was $1,448,562.

Schedule of Investments	August 31, 2025 (Unaudited)
Global X CleanTech ETF

The following is a summary of the level of inputs used as of August 31, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$23,161,552	$—	$—	$23,161,552
Repurchase Agreements	—	3,112,319	—	3,112,319
Total Investments in Securities	$23,161,552	$3,112,319	$—	$26,273,871

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Data Center & Digital Infrastructure ETF

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA — 5.4%
Information Technology — 5.4%
NEXTDC *	1,876,598	$20,265,902

CHINA — 11.4%
Communication Services — 3.6%
China Tower, Cl H	9,025,650	13,591,992

Information Technology — 7.8%
GDS Holdings ADR *(A)	448,240	15,491,175
Vnet Group ADR *	1,625,970	14,080,900
		29,572,075
TOTAL CHINA		43,164,067
HONG KONG — 1.1%
Information Technology — 1.1%
SUNeVision Holdings	4,301,800	4,210,283

SINGAPORE — 4.7%
Real Estate — 4.7%
Keppel DC REIT ‡	9,749,856	17,934,264

SOUTH KOREA — 1.8%
Information Technology — 1.8%
SK Hynix	34,472	6,670,000

TAIWAN — 3.1%
Information Technology — 3.1%
Elite Semiconductor Microelectronics Technology	1,961,000	3,662,903
Winbond Electronics *	12,253,319	7,896,445

TOTAL TAIWAN		11,559,348
UNITED KINGDOM — 1.9%
Information Technology — 1.9%
ARM Holdings PLC ADR *(A)	50,942	7,045,788

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Data Center & Digital Infrastructure ETF

	Shares	Value
COMMON STOCK — continued
UNITED STATES — 70.4%
Communication Services — 1.7%
Uniti Group ‡ *	1,026,871	$6,469,286

Information Technology — 20.7%
Advanced Micro Devices *	48,263	7,849,012
Applied Digital *(A)	1,267,768	20,258,933
Broadcom	26,732	7,949,829
Intel	327,671	7,978,789
Marvell Technology	103,321	6,495,275
Microchip Technology	102,164	6,640,660
Micron Technology	62,527	7,441,338
NVIDIA	43,814	7,631,522
Super Micro Computer *	140,754	5,846,921
		78,092,279
Real Estate — 48.0%
American Tower ‡	205,969	41,986,781
Crown Castle ‡	331,738	32,888,505
Digital Realty Trust ‡	263,540	44,179,846
Equinix ‡	59,405	46,703,617
SBA Communications, Cl A ‡	73,561	15,068,971
		180,827,720
TOTAL UNITED STATES		265,389,285
TOTAL COMMON STOCK (Cost $350,228,584)		376,238,937

	Face Amount
U.S. TREASURY OBLIGATION — 6.6%
U.S. Treasury Bills 4.257%, 09/30/2025(B)	$25,000,000	24,917,458
TOTAL U.S. TREASURY OBLIGATION (Cost $24,920,435)		24,917,458

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Data Center & Digital Infrastructure ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — 7.5%
Citadel Securities LLC 4.380%, dated 08/29/2025, to be repurchased on 09/02/2025, repurchase price $6,635,533 (collateralized by various U.S. Treasury Obligations, ranging in par value $372 - $1,173,550, 0.000% - 6.750%, 09/18/2025 - 08/15/2055, with a total market value of $6,739,720)	$6,632,305	$6,632,305
Daiwa Capital Markets America, Inc. 4.340%, dated 08/29/2025, to be repurchased on 09/02/2025, repurchase price $6,237,373 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $437 - $1,299,370, 2.000% - 7.500%, 04/23/2027 - 07/20/2065, with a total market value of $6,332,219)	6,234,367	6,234,367
HSBC Securities USA, Inc. 4.330%, dated 08/29/2025, to be repurchased on 09/02/2025, repurchase price $104,599 (collateralized by various U.S. Treasury Obligations, ranging in par value $84 - $39,655, 0.000% - 1.625%, 04/15/2027 - 08/15/2053, with a total market value of $106,620)	104,549	104,549
HSBC Securities USA, Inc. 4.340%, dated 08/29/2025, to be repurchased on 09/02/2025, repurchase price $6,237,373 (collateralized by various U.S. Government Obligations, ranging in par value $803 - $2,465,365, 2.000% - 6.500%, 06/01/2028 - 06/01/2064, with a total market value of $6,337,202)	6,234,367	6,234,367
JP Morgan Securities LLC 4.330%, dated 08/29/2025, to be repurchased on 09/02/2025, repurchase price $860,566 (collateralized by various a U.S. Treasury Obligation, par value $841,708, 4.500%, 12/31/2031, with a total market value of $871,179)	860,152	860,152

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Data Center & Digital Infrastructure ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — continued
JP Morgan Securities LLC 4.340%, dated 08/29/2025, to be repurchased on 09/02/2025, repurchase price $2,566,461 (collateralized by various U.S. Government Obligations, ranging in par value $1,026 - $513,045, 1.500% - 7.000%, 02/01/2032 - 03/01/2055, with a total market value of $2,607,653)	$2,565,224	$2,565,224
Natwest Markets Securities, Inc. 4.330%, dated 08/29/2025, to be repurchased on 09/02/2025, repurchase price $730,002 (collateralized by various U.S. Treasury Obligations, ranging in par value $16,557 - $203,950, 2.875% - 4.625%, 06/30/2027 - 02/15/2035, with a total market value of $738,363)	729,651	729,651
RBC Dominion Securities, Inc. 4.330%, dated 08/29/2025, to be repurchased on 09/02/2025, repurchase price $4,864,300 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $366 - $877,255, 0.000% - 7.000%, 09/11/2025 - 08/15/2055, with a total market value of $4,933,566)	4,861,961	4,861,961
TOTAL REPURCHASE AGREEMENTS (Cost $28,222,576)		28,222,576
TOTAL INVESTMENTS — 113.9% (Cost $403,371,595)		$429,378,971

Percentages are based on Net Assets of $377,106,117.

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Data Center & Digital Infrastructure ETF

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at August 31, 2025. The total market value of securities on loan at August 31, 2025 was $26,823,374.
(B)	Interest rate represents the security’s effective yield at the time of purchase.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2025 was $28,222,576. The total value of non-cash collateral held from securities on loan as of August 31, 2025 was $0.

The following is a summary of the level of inputs used as of August 31, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$376,238,937	$—	$—	$376,238,937
U.S. Treasury Obligation	—	24,917,458	—	24,917,458
Repurchase Agreements	—	28,222,576	—	28,222,576
Total Investments in Securities	$376,238,937	$53,140,034	$—	$429,378,971

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Clean Water ETF

	Shares	Value
COMMON STOCK — 99.9%
BRAZIL — 5.6%
Utilities — 5.6%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	28,194	$636,223
Cia de Saneamento de Minas Gerais Copasa MG	12,085	66,547

TOTAL BRAZIL		702,770
CHINA — 4.7%
Industrials — 0.6%
Beijing Originwater Technology, Cl A	114,400	72,917

Utilities — 4.1%
Beijing Capital Eco-Environment Protection Group, Cl A	246,800	108,452
Beijing Enterprises Water Group	251,640	83,925
Chengdu Xingrong Environment, Cl A	78,500	75,163
China Water Affairs Group	50,800	40,466
Chongqing Water Group, Cl A	51,200	33,928
Guangdong Investment	182,500	171,127
		513,061
TOTAL CHINA		585,978
JAPAN — 3.0%
Industrials — 3.0%
Kurita Water Industries	6,394	219,745
Nomura Micro Science	1,738	38,234
Organo	1,637	125,653

TOTAL JAPAN		383,632
SAUDI ARABIA — 0.5%
Utilities — 0.5%
AlKhorayef Water & Power Technologies	912	30,820
Miahona	4,629	31,335

TOTAL SAUDI ARABIA		62,155

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Clean Water ETF

	Shares	Value
COMMON STOCK — continued
SINGAPORE — 0.9%
Materials — 0.9%
Keppel Infrastructure Trust	324,818	$112,661

SOUTH KOREA — 2.0%
Consumer Discretionary — 2.0%
Coway	3,421	256,406

UNITED KINGDOM — 9.4%
Utilities — 9.4%
Severn Trent PLC	16,050	560,754
United Utilities Group PLC	39,938	620,515

TOTAL UNITED KINGDOM		1,181,269
UNITED STATES — 73.8%
Consumer Staples — 2.4%
Primo Brands	11,998	301,270

Industrials — 51.3%
A O Smith	7,490	533,962
Advanced Drainage Systems	3,949	568,538
Core & Main, Cl A *	11,767	761,560
Energy Recovery *	3,568	50,701
Ferguson Enterprises	4,868	1,125,238
Franklin Electric	2,521	246,705
Mueller Water Products, Cl A	9,879	260,410
NWPX Infrastructure *	628	33,259
Pentair PLC	9,273	997,126
Watts Water Technologies, Cl A	1,741	482,083
Xylem	6,933	981,436
Zurn Elkay Water Solutions	9,170	415,951
		6,456,969
Information Technology — 2.8%
Badger Meter	1,885	344,804

Utilities — 17.3%
American States Water	2,412	179,766
American Water Works	7,138	1,024,374

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Clean Water ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
California Water Service Group	3,790	$177,865
Consolidated Water	1,225	40,756
Essential Utilities	14,263	563,531
H2O America	1,954	98,423
Middlesex Water	1,087	58,198
York Water	1,009	31,350
		2,174,263
TOTAL UNITED STATES		9,277,306
TOTAL COMMON STOCK (Cost $10,258,265)		12,562,177

	Face Amount
U.S. TREASURY OBLIGATION — 2.1%
U.S. Treasury Bills 4.257%, 09/30/2025(A)	$267,000	266,118
TOTAL U.S. TREASURY OBLIGATION (Cost $266,150)		266,118
TOTAL INVESTMENTS — 102.0% (Cost $10,524,415)		$12,828,295

Percentages are based on Net Assets of $12,578,657.

*	Non-income producing security.
(A)	Interest rate represents the security’s effective yield at the time of purchase.

The following is a summary of the level of inputs used as of August 31, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$12,500,022	$62,155	$—	$12,562,177
U.S. Treasury Obligation	—	266,118	—	266,118
Total Investments in Securities	$12,500,022	$328,273	$—	$12,828,295

Amounts designated as “--” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2025 (Unaudited)
Global X AgTech & Food Innovation ETF

	Shares	Value
COMMON STOCK — 99.7%
ARGENTINA — 0.5%
Materials — 0.5%
Bioceres Crop Solutions *	16,942	$47,268

AUSTRALIA — 2.6%
Materials — 2.6%
Nufarm *	148,888	236,797

CANADA — 12.5%
Consumer Staples — 0.4%
Maple Leaf Foods	1,425	37,489

Materials — 12.1%
Nutrien	19,074	1,099,044

TOTAL CANADA		1,136,533
CHINA — 12.7%
Consumer Staples — 12.7%
Cheng De Lolo, Cl A	287,880	350,817
Hebei Yangyuan Zhihui Beverage, Cl A	125,200	375,453
V V Food & Beverage, Cl A	55,500	26,570
Yuan Longping High-tech Agriculture, Cl A	292,500	409,832

TOTAL CHINA		1,162,672
GERMANY — 4.0%
Health Care — 4.0%
Bayer	11,113	364,996

INDONESIA — 0.3%
Consumer Staples — 0.3%
Mayora Indah	195,400	24,884

JAPAN — 12.5%
Industrials — 12.5%
Kubota	96,694	1,136,356

Schedule of Investments	August 31, 2025 (Unaudited)
Global X AgTech & Food Innovation ETF

	Shares	Value
COMMON STOCK — continued
PHILIPPINES — 0.3%
Consumer Staples — 0.3%
Monde Nissin	215,105	$26,538

SAUDI ARABIA — 0.3%
Consumer Staples — 0.3%
Saudia Dairy & Foodstuff	345	24,587

SWITZERLAND — 0.3%
Consumer Staples — 0.3%
Bell Food Group	85	26,807

THAILAND — 0.1%
Consumer Staples — 0.1%
NR Instant Produce NVDR *(A)	574,400	10,993

UNITED STATES — 53.6%
Consumer Discretionary — 0.5%
GrowGeneration *	29,634	50,378

Consumer Staples — 12.1%
Archer-Daniels-Midland	4,827	302,363
Beyond Meat *(B)	32,801	82,002
Hain Celestial Group *	13,788	24,818
Kellanova	3,165	251,618
Laird Superfood *(B)	3,886	22,500
Oatly Group ADR *(B)	15,471	272,058
Sprouts Farmers Market *	1,064	149,535
		1,104,894
Industrials — 21.2%
AGCO	3,816	412,853
CNH Industrial	30,266	346,545
Deere	2,078	994,614
Titan Machinery *	8,777	175,540
		1,929,552

Schedule of Investments	August 31, 2025 (Unaudited)
Global X AgTech & Food Innovation ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 2.0%
Trimble *(B)	2,262	$182,815

Materials — 17.8%
Corteva	16,096	1,194,162
FMC	10,340	404,294
Scotts Miracle-Gro, Cl A	436	26,692
		1,625,148
TOTAL UNITED STATES		4,892,787
TOTAL COMMON STOCK (Cost $9,397,837)		9,091,218

	Face Amount
U.S. TREASURY OBLIGATION — 3.5%
U.S. Treasury Bills 4.257%, 09/30/2025(C)	$323,000	321,933
TOTAL U.S. TREASURY OBLIGATION (Cost $321,972)		321,933

REPURCHASE AGREEMENTS(D) — 4.6%
Citadel Securities LLC 4.380%, dated 08/29/2025, to be repurchased on 09/02/2025, repurchase price $249,121 (collateralized by various U.S. Treasury Obligations, ranging in par value $14 - $44,059, 0.000% - 6.750%, 09/18/2025 - 08/15/2055, with a total market value of $253,033)	249,000	249,000
HSBC Securities USA, Inc. 4.330%, dated 08/29/2025, to be repurchased on 09/02/2025, repurchase price $10,530 (collateralized by various U.S. Treasury Obligations, ranging in par value $8 - $3,992, 0.000% - 1.625%, 04/15/2027 - 08/15/2053, with a total market value of $10,734)	10,525	10,525

Schedule of Investments	August 31, 2025 (Unaudited)
Global X AgTech & Food Innovation ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(D) — continued
JP Morgan Securities LLC 4.330%, dated 08/29/2025, to be repurchased on 09/02/2025, repurchase price $86,632 (collateralized by various a U.S. Treasury Obligation, par value $84,733, 4.500%, 12/31/2031, with a total market value of $87,700)	$86,590	$86,590
Natwest Markets Securities, Inc. 4.330%, dated 08/29/2025, to be repurchased on 09/02/2025, repurchase price $73,489 (collateralized by various U.S. Treasury Obligations, ranging in par value $1,667 - $20,532, 2.875% - 4.625%, 06/30/2027 - 02/15/2035, with a total market value of $74,331)	73,454	73,454
TOTAL REPURCHASE AGREEMENTS (Cost $419,569)		419,569
TOTAL INVESTMENTS — 107.8% (Cost $10,139,378)		$9,832,720

Percentages are based on Net Assets of $9,119,091.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	This security or a partial position of this security is on loan at August 31, 2025. The total market value of securities on loan at August 31, 2025 was $394,473.
(C)	Interest rate represents the security’s effective yield at the time of purchase.
(D)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2025 was $419,569. The total value of non-cash collateral held from securities on loan as of August 31, 2025 was $0.

Schedule of Investments	August 31, 2025 (Unaudited)
Global X AgTech & Food Innovation ETF

The following is a summary of the level of inputs used as of August 31, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$9,055,638	$24,587	$10,993	$9,091,218
U.S. Treasury Obligation	—	321,933	—	321,933
Repurchase Agreements	—	419,569	—	419,569
Total Investments in Securities	$9,055,638	$766,089	$10,993	$9,832,720

(1)  A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Blockchain ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA — 6.6%
Information Technology — 6.6%
IREN *(A)	594,549	$15,743,657

CANADA — 12.6%
Financials — 0.5%
WonderFi Technologies *	4,880,525	1,226,397

Information Technology — 12.1%
Bitfarms *(A)	5,232,172	6,973,943
Hive Digital Technologies *	2,226,482	6,551,577
Hut 8 *(A)	516,900	13,813,366
Neptune Digital Assets *	1,918,821	1,467,469
		28,806,355
TOTAL CANADA		30,032,752
CHINA — 4.1%
Consumer Discretionary — 0.7%
Cango ADR *	374,123	1,784,567

Financials — 1.4%
OSL Group *	1,535,900	3,333,495

Information Technology — 2.0%
Canaan ADR *	4,742,899	3,533,460
Mercurity Fintech Holding *(A)	163,963	1,146,101
		4,679,561
TOTAL CHINA		9,797,623
GERMANY — 1.0%
Financials — 0.5%
Bitcoin Group	28,058	1,276,229

Information Technology — 0.5%
Northern Data *(A)	62,662	1,246,874

TOTAL GERMANY		2,523,103

Schedule of Investments		August 31, 2025 (Unaudited)
Global X Blockchain ETF

	Shares	Value
COMMON STOCK — continued
JERSEY — 0.4%
Financials — 0.4%
Coinshares International	96,182	$1,022,170

UNITED STATES — 75.2%
Financials — 14.7%
Bakkt Holdings, Cl A *	106,898	937,495
Coinbase Global, Cl A *	85,991	26,187,699
Galaxy Digital Holdings *(A)	344,314	8,095,310
		35,220,504
Information Technology — 60.5%
Applied Digital *	980,034	15,660,943
Bit Digital *(A)	3,262,832	8,385,478
Bitdeer Technologies Group, Cl A *(A)	719,624	10,283,427
BitFuFu, Cl A *(A)	196,380	759,991
Cipher Mining *	1,628,355	12,440,632
Cleanspark *(A)	1,531,815	14,506,288
Core Scientific *(A)	764,519	10,970,848
Exodus Movement *(A)	86,710	2,186,826
MARA Holdings *(A)	1,415,305	22,616,574
Riot Platforms *	2,005,260	27,592,378
TeraWulf *(A)	2,037,811	19,257,314
		144,660,699
TOTAL UNITED STATES		179,881,203
TOTAL COMMON STOCK (Cost $182,758,207)		239,000,508

	Face Amount
REPURCHASE AGREEMENTS(B) — 24.8%
Citadel Securities LLC 4.380%, dated 08/29/2025, to be repurchased on 09/02/2025, repurchase price $13,948,973 (collateralized by various U.S. Treasury Obligations, ranging in par value $782 - $2,466,993, 0.000% - 6.750%, 09/18/2025 - 08/15/2055, with a total market value of $14,167,993)	$13,942,188	13,942,188

Schedule of Investments		August 31, 2025 (Unaudited)
Global X Blockchain ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
Daiwa Capital Markets America, Inc. 4.340%, dated 08/29/2025, to be repurchased on 09/02/2025, repurchase price $13,111,976 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $918 - $2,731,487, 2.000% - 7.500%, 04/23/2027 - 07/20/2065, with a total market value of $13,311,358)	$13,105,656	$13,105,656
HSBC Securities USA, Inc. 4.330%, dated 08/29/2025, to be repurchased on 09/02/2025, repurchase price $219,805 (collateralized by various U.S. Treasury Obligations, ranging in par value $176 - $83,332, 0.000% - 1.625%, 04/15/2027 - 08/15/2053, with a total market value of $224,052)	219,699	219,699
HSBC Securities USA, Inc. 4.340%, dated 08/29/2025, to be repurchased on 09/02/2025, repurchase price $13,111,976 (collateralized by various U.S. Government Obligations, ranging in par value $1,688 - $5,182,599, 2.000% - 6.500%, 06/01/2028 - 06/01/2064, with a total market value of $13,321,832)	13,105,656	13,105,656
JP Morgan Securities LLC 4.330%, dated 08/29/2025, to be repurchased on 09/02/2025, repurchase price $1,808,410 (collateralized by various a U.S. Treasury Obligation, par value $1,768,781, 4.500%, 12/31/2031, with a total market value of $1,830,713 )	1,807,540	1,807,540
JP Morgan Securities LLC 4.340%, dated 08/29/2025, to be repurchased on 09/02/2025, repurchase price $5,840,731 (collateralized by various U.S. Government Obligations, ranging in par value $2,335 - $1,167,583, 1.500% - 7.000%, 02/01/2032 - 03/01/2055, with a total market value of $5,934,476)	5,837,916	5,837,916

Schedule of Investments		August 31, 2025 (Unaudited)
Global X Blockchain ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
Natwest Markets Securities, Inc. 4.330%, dated 08/29/2025, to be repurchased on 09/02/2025, repurchase price $1,534,043 (collateralized by various U.S. Treasury Obligations, ranging in par value $34,794 - $428,586, 2.875% - 4.625%, 06/30/2027 - 02/15/2035, with a total market value of $1,551,613 )	$1,533,305	$1,533,305
RBC Dominion Securities, Inc. 4.330%, dated 08/29/2025, to be repurchased on 09/02/2025, repurchase price $9,781,204 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $735 - $1,763,996, 0.000% - 7.000%, 09/11/2025 - 08/15/2055, with a total market value of $9,920,484)	9,776,500	9,776,500
TOTAL REPURCHASE AGREEMENTS (Cost $59,328,460)		59,328,460
TOTAL INVESTMENTS — 124.7% (Cost $242,086,667)		$298,328,968

Percentages are based on Net Assets of $239,186,125.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at August 31, 2025. The total market value of securities on loan at August 31, 2025 was $66,516,812.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2025 was $59,328,460. The total value of non-cash collateral held from securities on loan as of August 31, 2025 was $8,207,703.

Schedule of Investments		August 31, 2025 (Unaudited)
Global X Blockchain ETF

The following is a summary of the level of inputs used as of August 31, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$239,000,508	$—	$—	$239,000,508
Repurchase Agreements	—	59,328,460	—	59,328,460
Total Investments in Securities	$239,000,508	$59,328,460	$—	$298,328,968

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments		August 31, 2025 (Unaudited)
Global X Hydrogen ETF

	Shares	Value
COMMON STOCK — 99.8%
CANADA — 4.4%
Industrials — 4.4%
Ballard Power Systems *(A)	874,894	$1,767,286

CHINA — 4.2%
Industrials — 3.4%
Beijing Sinohytec, Cl H *	426,800	1,366,487

Information Technology — 0.8%
Shenzhen Everwin Precision Technology, Cl A	85,500	315,337
TOTAL CHINA		1,681,824

FRANCE — 0.3%
Consumer Discretionary — 0.3%
Opmobility	6,674	107,648

GERMANY — 5.5%
Industrials — 5.5%
SFC Energy *(A)	121,464	2,217,897

JAPAN — 1.5%
Consumer Discretionary — 1.5%
Toyota Motor	30,194	590,821

NORWAY — 3.1%
Industrials — 3.1%
NEL *(A)	5,466,540	1,256,807

SINGAPORE — 0.3%
Materials — 0.3%
Nanofilm Technologies International	190,500	108,391

SOUTH KOREA — 18.6%
Consumer Discretionary — 4.0%
Iljin Hysolus ltd *	125,302	1,621,423

Schedule of Investments		August 31, 2025 (Unaudited)
Global X Hydrogen ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 14.3%
Bumhan Fuel Cell *	53,692	$915,303
Doosan	660	265,852
Doosan Fuel Cell *	191,640	3,942,387
S-Fuelcell	72,622	631,019
		5,754,561
Information Technology — 0.3%
MiCo *	8,646	101,743

TOTAL SOUTH KOREA		7,477,727
SWEDEN — 3.5%
Industrials — 3.5%
PowerCell Sweden *	480,906	1,388,961

UNITED KINGDOM — 13.5%
Industrials — 12.4%
AFC Energy PLC *(A)	8,919,305	1,144,783
Ceres Power Holdings PLC *	1,255,398	2,001,391
ITM Power PLC *(A)	2,031,508	1,822,448
		4,968,622
Materials — 1.1%
Johnson Matthey PLC	17,420	449,756

TOTAL UNITED KINGDOM		5,418,378
UNITED STATES — 44.9%
Industrials — 43.5%
Bloom Energy, Cl A *	164,740	8,721,336
Cummins	1,650	657,426
FuelCell Energy *	301,541	1,266,472
Hyster-Yale	1,866	69,975
Plug Power *(A)	4,289,136	6,733,944
		17,449,153

Schedule of Investments		August 31, 2025 (Unaudited)
Global X Hydrogen ETF

	Shares	Value
COMMON STOCK — continued
Materials — 1.4%
Air Products & Chemicals	1,957	$575,573

TOTAL UNITED STATES		18,024,726
TOTAL COMMON STOCK (Cost $50,517,047)		40,040,466

	Face Amount
U.S. TREASURY OBLIGATION — 18.4%
U.S. Treasury Bills 4.257%, 09/30/2025(B)	$7,400,000	7,375,567
TOTAL U.S. TREASURY OBLIGATION (Cost $7,376,449)		7,375,567

REPURCHASE AGREEMENTS(C) — 26.7%
Citadel Securities LLC 4.380%, dated 08/29/2025, to be repurchased on 09/02/2025, repurchase price $2,521,375 (collateralized by various U.S. Treasury Obligations, ranging in par value $141 - $445,926, 0.000% - 6.750%, 09/18/2025 - 08/15/2055, with a total market value of $2,560,965)	2,520,149	2,520,149
Daiwa Capital Markets America, Inc. 4.340%, dated 08/29/2025, to be repurchased on 09/02/2025, repurchase price $2,370,082 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $166 - $493,736, 2.000% - 7.500%, 04/23/2027 - 07/20/2065, with a total market value of $2,406,122)	2,368,940	2,368,940
HSBC Securities USA, Inc. 4.330%, dated 08/29/2025, to be repurchased on 09/02/2025, repurchase price $39,763 (collateralized by various U.S. Treasury Obligations, ranging in par value $32 - $15,075, 0.000% - 1.625%, 04/15/2027 - 08/15/2053, with a total market value of $40,531)	39,744	39,744

Schedule of Investments		August 31, 2025 (Unaudited)
Global X Hydrogen ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — continued
HSBC Securities USA, Inc. 4.340%, dated 08/29/2025, to be repurchased on 09/02/2025, repurchase price $2,370,082 (collateralized by various U.S. Government Obligations, ranging in par value $305 - $936,791, 2.000% - 6.500%, 06/01/2028 - 06/01/2064, with a total market value of $2,408,015)	$2,368,940	$2,368,940
JP Morgan Securities LLC 4.330%, dated 08/29/2025, to be repurchased on 09/02/2025, repurchase price $327,126 (collateralized by various a U.S. Treasury Obligation, par value $319,958, 4.500%, 12/31/2031, with a total market value of $331,161)	326,969	326,969
JP Morgan Securities LLC 4.340%, dated 08/29/2025, to be repurchased on 09/02/2025, repurchase price $1,069,480 (collateralized by various U.S. Government Obligations, ranging in par value $428 - $213,793, 1.500% - 7.000%, 02/01/2032 - 03/01/2055, with a total market value of $1,086,646)	1,068,965	1,068,965
Natwest Markets Securities, Inc. 4.330%, dated 08/29/2025, to be repurchased on 09/02/2025, repurchase price $277,494 (collateralized by various U.S. Treasury Obligations, ranging in par value $6,294 - $77,527, 2.875% - 4.625%, 06/30/2027 - 02/15/2035, with a total market value of $280,673)	277,361	277,361

Schedule of Investments		August 31, 2025 (Unaudited)
Global X Hydrogen ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — continued
RBC Dominion Securities, Inc. 4.330%, dated 08/29/2025, to be repurchased on 09/02/2025, repurchase price $1,753,814 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $132 - $316,293, 0.000% - 7.000%, 09/11/2025 - 08/15/2055, with a total market value of $1,778,788)	$1,752,971	$1,752,971
TOTAL REPURCHASE AGREEMENTS (Cost $10,724,039)		10,724,039
TOTAL INVESTMENTS — 144.9% (Cost $68,617,535)		$58,140,072

Percentages are based on Net Assets of $40,133,759.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at August 31, 2025. The total market value of securities on loan at August 31, 2025 was $10,711,862.
(B)	Interest rate represents the security’s effective yield at the time of purchase.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2025 was $10,724,039. The total value of non-cash collateral held from securities on loan as of August 31, 2025 was $985,405.

Schedule of Investments		August 31, 2025 (Unaudited)
Global X Hydrogen ETF

The following is a summary of the level of inputs used as of August 31, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$40,040,466	$—	$—	$40,040,466
U.S. Treasury Obligation	—	7,375,567	—	7,375,567
Repurchase Agreements	—	10,724,039	—	10,724,039
Total Investments in Securities	$40,040,466	$18,099,606	$—	$58,140,072

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Defense Tech ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA — 0.6%
Industrials — 0.6%
Austal *	1,652,566	$8,404,088
DroneShield *(A)	5,574,167	12,039,395

TOTAL AUSTRALIA		20,443,483
FRANCE — 5.1%
Industrials — 5.1%
Dassault Aviation	128,097	40,482,934
Thales	516,553	136,160,938

TOTAL FRANCE		176,643,872
GERMANY — 8.8%
Industrials — 8.8%
Hensoldt	429,020	44,516,964
Rheinmetall	132,011	261,058,343

TOTAL GERMANY		305,575,307
ISRAEL — 2.6%
Industrials — 2.6%
Elbit Systems	185,444	89,651,643

ITALY — 4.4%
Industrials — 4.4%
Leonardo	2,657,026	151,551,931

JAPAN — 0.0%
Information Technology — 0.0%
Nippon Avionics (A)	41,456	1,253,633

SOUTH KOREA — 6.3%
Industrials — 6.3%
Hanwha Aerospace	211,066	134,207,764
Hanwha Systems	525,778	19,249,847
Korea Aerospace Industries	501,888	34,367,731
LIG Nex1	87,058	30,652,682

TOTAL SOUTH KOREA		218,478,024

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Defense Tech ETF

	Shares	Value
COMMON STOCK — continued
SWEDEN — 4.2%
Industrials — 4.2%
Saab, Cl B	2,585,682	$146,191,601

TURKEY — 0.5%
Industrials — 0.5%
Aselsan Elektronik Sanayi Ve Ticaret (A)	3,929,158	17,502,179
SDT Uzay VE Savunma Teknolojileri	70,062	353,119

TOTAL TURKEY		17,855,298
UNITED KINGDOM — 9.4%
Industrials — 9.4%
Babcock International Group PLC	3,405,498	46,745,828
BAE Systems PLC	10,068,598	239,074,280
Chemring Group PLC	1,846,846	13,399,034
Cohort PLC	228,888	3,964,419
QinetiQ Group PLC	3,345,938	21,508,536

TOTAL UNITED KINGDOM		324,692,097
UNITED STATES — 58.0%
Industrials — 48.2%
AeroVironment *	198,100	47,811,435
Amentum Holdings *	1,406,438	35,090,628
BlackSky Technology, Cl A *(A)	175,775	3,086,609
BWX Technologies	650,176	105,354,519
General Dynamics	525,114	170,436,251
Huntington Ingalls Industries	277,872	75,244,959
Kratos Defense & Security Solutions *	1,069,686	70,428,126
L3Harris Technologies	589,090	163,543,166
Leidos Holdings	906,789	164,056,266
Lockheed Martin	547,891	249,635,576
Mercury Systems *	418,074	28,240,899
Moog, Cl A	197,792	38,737,563
National Presto Industries	37,538	3,934,733
Northrop Grumman	293,334	173,078,794
Parsons *	754,908	60,468,131
RTX	1,769,493	280,641,590
		1,669,789,245

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Defense Tech ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 9.8%
BigBear.ai Holdings *(A)	2,002,318	$10,151,752
OSI Systems *	112,290	25,832,315
Palantir Technologies, Cl A *	1,900,832	297,879,383
Red Cat Holdings *(A)	502,744	4,494,531
Telos *	329,035	2,033,436
		340,391,417
TOTAL UNITED STATES		2,010,180,662
TOTAL COMMON STOCK (Cost $2,818,234,582)		3,462,517,551

	Face Amount
U.S. TREASURY OBLIGATION — 2.4%
U.S. Treasury Bills 4.257%, 09/30/2025(B)	$84,000,000	83,722,660
TOTAL U.S. TREASURY OBLIGATION (Cost $83,732,659)		83,722,660

REPURCHASE AGREEMENTS(C) — 0.8%
Citadel Securities LLC 4.380%, dated 08/29/2025, to be repurchased on 09/02/2025, repurchase price $6,525,199 (collateralized by various U.S. Treasury Obligations, ranging in par value $366 - $1,154,036, 0.000% - 6.750%, 09/18/2025 - 08/15/2055, with a total market value of $6,627,654)	6,522,025	6,522,025
Daiwa Capital Markets America, Inc. 4.340%, dated 08/29/2025, to be repurchased on 09/02/2025, repurchase price $6,133,659 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $430 - $1,277,764, 2.000% - 7.500%, 04/23/2027 - 07/20/2065, with a total market value of $6,226,928)	6,130,703	6,130,703

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Defense Tech ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — continued
HSBC Securities USA, Inc. 4.330%, dated 08/29/2025, to be repurchased on 09/02/2025, repurchase price $102,829 (collateralized by various U.S. Treasury Obligations, ranging in par value $82 - $38,984, 0.000% - 1.625%, 04/15/2027 - 08/15/2053, with a total market value of $104,816)	$102,780	$102,780
HSBC Securities USA, Inc. 4.340%, dated 08/29/2025, to be repurchased on 09/02/2025, repurchase price $6,133,659 (collateralized by various U.S. Government Obligations, ranging in par value $790 - $2,424,371, 2.000% - 6.500%, 06/01/2028 - 06/01/2064, with a total market value of $6,231,828)	6,130,703	6,130,703
JP Morgan Securities LLC 4.330%, dated 08/29/2025, to be repurchased on 09/02/2025, repurchase price $846,015 (collateralized by various a U.S. Treasury Obligation, par value $827,476, 4.500%, 12/31/2031, with a total market value of $856,449)	845,608	845,608
JP Morgan Securities LLC 4.340%, dated 08/29/2025, to be repurchased on 09/02/2025, repurchase price $2,767,927 (collateralized by various U.S. Government Obligations, ranging in par value $1,107 - $553,319, 1.500% - 7.000%, 02/01/2032 - 03/01/2055, with a total market value of $2,812,353)	2,766,593	2,766,593
Natwest Markets Securities, Inc. 4.330%, dated 08/29/2025, to be repurchased on 09/02/2025, repurchase price $717,661 (collateralized by various U.S. Treasury Obligations, ranging in par value $16,277 - $200,503, 2.875% - 4.625%, 06/30/2027 - 02/15/2035, with a total market value of $725,881)	717,316	717,316

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Defense Tech ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — continued
RBC Dominion Securities, Inc. 4.330%, dated 08/29/2025, to be repurchased on 09/02/2025, repurchase price $4,539,752 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $341 - $818,724, 0.000% - 7.000%, 09/11/2025 - 08/15/2055, with a total market value of $4,604,396)	$4,537,569	$4,537,569
TOTAL REPURCHASE AGREEMENTS (Cost $27,753,297)		27,753,297
TOTAL INVESTMENTS — 103.1% (Cost $2,929,720,538)		$3,573,993,508

Percentages are based on Net Assets of $3,464,936,253.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at August 31, 2025. The total market value of securities on loan at August 31, 2025 was $16,803,841.
(B)	Interest rate represents the security’s effective yield at the time of purchase.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2025 was $27,753,297. The total value of non-cash collateral held from securities on loan as of August 31, 2025 was $956,691.

The following is a summary of the level of inputs used as of August 31, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,372,865,908	$89,651,643	$—	$3,462,517,551
U.S. Treasury Obligation	—	83,722,660	—	83,722,660
Repurchase Agreements	—	27,753,297	—	27,753,297
Total Investments in Securities	$3,372,865,908	$201,127,600	$—	$3,573,993,508

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Infrastructure Development ex-U.S. ETF

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA — 0.8%
Industrials — 0.8%
Aurizon Holdings	16,665	$35,340

AUSTRIA — 1.0%
Industrials — 0.3%
Strabag	146	13,415

Materials — 0.7%
voestalpine	955	31,634

TOTAL AUSTRIA		45,049
BRAZIL — 0.7%
Materials — 0.7%
Cia Siderurgica Nacional	5,000	7,010
Gerdau ADR	7,682	23,660

TOTAL BRAZIL		30,670
CANADA — 7.5%
Industrials — 7.5%
AtkinsRealis Group	1,432	98,502
Canadian National Railway	1,181	114,362
Canadian Pacific Kansas City	1,563	119,091

TOTAL CANADA		331,955
CHINA — 4.3%
Communication Services — 1.5%
China Tower, Cl H	43,540	65,568

Industrials — 1.3%
China Communications Services, Cl H	23,700	14,076
China Energy Engineering, Cl H	57,300	8,967
China Lesso Group Holdings	9,300	5,750
China Railway Group, Cl H	36,200	18,342
Zoomlion Heavy Industry Science and Technology, Cl H	12,800	10,590
		57,725

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Infrastructure Development ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Materials — 1.5%
Angang Steel, Cl H *	12,400	$3,404
Anhui Conch Cement, Cl H	11,707	36,792
China National Building Material, Cl H	33,800	24,453
Maanshan Iron & Steel, Cl H *	12,400	3,833
		68,482
TOTAL CHINA		191,775
DENMARK — 1.1%
Industrials — 1.1%
NKT *	522	49,726

FRANCE — 6.3%
Industrials — 6.3%
Eiffage	835	105,066
Nexans	343	52,273
Vinci	897	121,687

TOTAL FRANCE		279,026
GERMANY — 3.3%
Materials — 3.3%
Heidelberg Materials	612	144,701

INDIA — 19.4%
Communication Services — 1.0%
Indus Towers *	12,063	46,298

Industrials — 5.8%
Action Construction Equipment	326	3,893
Afcons Infrastructure	1,303	6,171
IRB Infrastructure Developers	16,727	8,134
IRCON International	2,435	4,425
Kalpataru Projects International	900	12,742
KEC International	1,090	9,984
KEI Industries	552	23,842
Larsen & Toubro	3,021	123,308
Polycab India	600	48,225

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Infrastructure Development ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Rail Vikas Nigam	4,304	$14,762
		255,486
Materials — 12.6%
Ambuja Cements	7,269	46,404
Dalmia Bharat	653	17,775
Jindal Stainless	2,412	20,859
Jindal Steel & Power	3,169	33,973
JK Cement	330	25,983
JSW Steel	8,541	99,386
Ramco Cements	1,138	13,503
Shree Cement	90	29,865
Steel Authority of India	12,338	16,595
Tata Steel	69,183	121,140
UltraTech Cement	915	131,095
		556,578
TOTAL INDIA		858,362
ISRAEL — 0.5%
Industrials — 0.5%
Shapir Engineering and Industry	1,317	10,407
Shikun & Binui *	2,974	13,116

TOTAL ISRAEL		23,523
ITALY — 7.4%
Communication Services — 0.9%
Infrastrutture Wireless Italiane	3,089	37,458

Energy — 0.8%
Saipem	12,641	35,511

Industrials — 4.9%
Maire	1,336	19,297
Prysmian	2,090	182,790
Webuild	2,931	13,208
		215,295

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Infrastructure Development ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Materials — 0.8%
Buzzi	737	$37,422

TOTAL ITALY		325,686
JAPAN — 14.7%
Industrials — 6.1%
COMSYS Holdings	914	23,114
EXEO Group	1,576	23,346
Hitachi Construction Machinery	885	27,606
INFRONEER Holdings	1,670	16,748
Komatsu	4,318	148,164
Penta-Ocean Construction	2,218	16,126
SHO-BOND Holdings	390	13,603
		268,707
Materials — 8.6%
JFE Holdings	5,112	64,028
Maruichi Steel Tube	429	11,126
Nippon Steel	6,421	136,226
Shin-Etsu Chemical	3,998	124,086
Taiheiyo Cement	1,029	28,181
Yamato Kogyo	278	18,353
		382,000
TOTAL JAPAN		650,707
LUXEMBOURG — 2.8%
Materials — 2.8%
ArcelorMittal	3,688	122,856

MALAYSIA — 1.6%
Industrials — 1.6%
Gamuda	42,200	55,534
IJM	23,500	15,964

TOTAL MALAYSIA		71,498
MEXICO — 3.0%
Materials — 3.0%
Cemex ADR	13,304	120,933

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Infrastructure Development ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Ternium ADR	361	$11,971

TOTAL MEXICO		132,904
NETHERLANDS — 0.7%
Industrials — 0.7%
Aalberts	911	31,904

POLAND — 0.4%
Industrials — 0.4%
Budimex	127	18,563

SOUTH KOREA — 5.8%
Industrials — 2.2%
Doosan Bobcat	430	16,516
KEPCO Engineering & Construction	158	10,501
LS Electric	129	26,399
Samsung E&A	1,462	30,602
Taihan Electric Wire *	993	11,192
		95,210
Materials — 3.6%
Hyundai Steel	791	18,264
POSCO Holdings	697	143,135
		161,399
TOTAL SOUTH KOREA		256,609
SPAIN — 4.7%
Communication Services — 2.8%
Cellnex Telecom	3,429	121,974

Industrials — 0.5%
Sacyr	4,909	20,720

Materials — 0.4%
Acerinox	1,615	19,943

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Infrastructure Development ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 1.0%
Acciona	218	$43,175

TOTAL SPAIN		205,812
SWEDEN — 4.0%
Industrials — 3.3%
AFRY	890	14,047
Epiroc, Cl A	5,636	117,649
Peab, Cl B	1,478	11,523
		143,219
Materials — 0.7%
SSAB, Cl B	5,593	31,705

TOTAL SWEDEN		174,924
SWITZERLAND — 0.5%
Information Technology — 0.5%
Landis+Gyr Group	256	20,536

TAIWAN — 2.2%
Materials — 2.2%
Asia Cement	21,740	26,349
Goldsun Building Materials	9,100	11,103
TCC Group Holdings	67,683	49,706
Tung Ho Steel Enterprise	4,930	10,241

TOTAL TAIWAN		97,399
TURKEY — 0.1%
Materials — 0.1%
Oyak Cimento Fabrikalari *	8,927	5,302

UNITED ARAB EMIRATES — 0.3%
Industrials — 0.3%
NMDC Group PJSC	2,207	14,253

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Infrastructure Development ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
UNITED KINGDOM — 1.1%
Industrials — 0.8%
Balfour Beatty PLC	4,714	$37,799

Materials — 0.3%
Breedon Group PLC	2,617	12,990

TOTAL UNITED KINGDOM		50,789
UNITED STATES — 5.6%
Industrials — 3.2%
Ferrovial	2,546	139,140

Materials — 2.4%
Holcim	1,122	94,079
Titan Cement International	318	13,809
		107,888
TOTAL UNITED STATES		247,028
TOTAL COMMON STOCK (Cost $4,061,236)		4,416,897
TOTAL INVESTMENTS — 99.8% (Cost $4,061,236)		$4,416,897

Percentages are based on Net Assets of $4,426,444.

*	Non-income producing security.

The following is a summary of the level of inputs used as of August 31, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$4,393,374	$23,523	$—	$4,416,897
Total Investments in Securities	$4,393,374	$23,523	$—	$4,416,897

Amounts designated as “--” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2025 (Unaudited)
Glossary: (abbreviations which may be used in the preceding Schedules of Investments)

Fund Abbreviations

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange-Traded Fund

PLC — Public Limited Company

REIT — Real Estate Investment Trust

GLX-QH-008-1900

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Emerging Markets ex-China ETF

	Shares	Value
COMMON STOCK — 62.8%
ARGENTINA — 0.4%
Energy — 0.4%
Vista Energy ADR *	2,698	$105,168

BRAZIL — 0.5%
Consumer Discretionary — 0.5%
MercadoLibre *	50	123,645

CANADA — 0.5%
Materials — 0.5%
Franco-Nevada	716	134,859

CHILE — 0.6%
Materials — 0.6%
Antofagasta PLC	5,314	153,999

GREECE — 1.2%
Financials — 1.2%
ALPHA BANK	81,765	324,154

INDONESIA — 1.9%
Consumer Staples — 0.6%
Sumber Alfaria Trijaya	1,263,300	168,542

Financials — 1.3%
Bank Central Asia	426,400	208,804
Bank Mandiri Persero	469,900	134,787
		343,591
TOTAL INDONESIA		512,133
MEXICO — 2.5%
Consumer Staples — 1.0%
Wal-Mart de Mexico	91,600	273,751

Financials — 1.0%
Grupo Financiero Banorte, Cl O	28,700	262,763

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Emerging Markets ex-China ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — 0.5%
Inmobiliaria Vesta	46,800	$129,096

TOTAL MEXICO		665,610
PHILIPPINES — 0.7%
Financials — 0.7%
BDO Unibank	84,325	199,505

POLAND — 0.4%
Consumer Staples — 0.4%
Dino Polska *	8,970	111,833

SAUDI ARABIA — 4.4%
Consumer Staples — 0.5%
Nahdi Medical	4,023	123,943

Financials — 3.2%
Al Rajhi Bank	17,988	451,594
Saudi National Bank	44,833	416,045
		867,639
Industrials — 0.7%
United International Transportation	10,915	201,591

TOTAL SAUDI ARABIA		1,193,173
SOUTH AFRICA — 2.8%
Consumer Staples — 0.7%
Clicks Group	9,715	204,867

Financials — 2.1%
Capitec Bank Holdings	1,564	315,444
FirstRand	57,563	242,078
		557,522
TOTAL SOUTH AFRICA		762,389
SOUTH KOREA — 16.4%
Communication Services — 2.3%
HYBE	1,628	336,081

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Emerging Markets ex-China ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
NAVER	1,780	$274,634
		610,715
Consumer Discretionary — 1.5%
Hyundai Motor	850	134,508
Kia	3,630	276,248
		410,756
Consumer Staples — 3.8%
Cosmax	1,720	267,851
Kolmar Korea	5,787	323,847
Samyang Foods	370	416,774
		1,008,472
Financials — 1.1%
Shinhan Financial Group	6,515	306,010

Industrials — 2.4%
HD Hyundai Electric	1,824	646,157

Information Technology — 5.3%
Samsung Electronics GDR	727	898,572
SK Hynix	2,743	530,744
		1,429,316
TOTAL SOUTH KOREA		4,411,426
TAIWAN — 23.3%
Industrials — 1.5%
Fortune Electric	19,800	419,065

Information Technology — 21.8%
Alchip Technologies	3,000	397,946
ASPEED Technology	2,000	326,796
Hon Hai Precision Industry	56,000	372,790
MediaTek	15,500	694,646
Quanta Computer	10,000	85,870

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Emerging Markets ex-China ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Taiwan Semiconductor Manufacturing ADR	17,208	$3,972,811
		5,850,859
TOTAL TAIWAN		6,269,924
THAILAND — 0.5%
Financials — 0.5%
Bangkok Bank NVDR	30,500	146,404

TURKEY — 0.7%
Financials — 0.7%
Haci Omer Sabanci Holding	80,869	185,124

UNITED ARAB EMIRATES — 3.7%
Energy — 1.6%
ADNOC Drilling PJSC	291,656	437,524

Industrials — 1.4%
Salik PJSC	206,365	370,816

Real Estate — 0.7%
Aldar Properties PJSC	67,196	175,994

TOTAL UNITED ARAB EMIRATES		984,334
UNITED KINGDOM — 0.7%
Utilities — 0.7%
Metlen Energy & Metals *	3,020	193,359

UNITED STATES — 0.4%
Information Technology — 0.4%
Globant *	1,381	92,886

VIETNAM — 1.2%
Consumer Discretionary — 0.3%
Phu Nhuan Jewelry JSC	20,000	64,984

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Emerging Markets ex-China ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 0.9%
FPT	65,435	$252,351

TOTAL VIETNAM		317,335
TOTAL COMMON STOCK (Cost $14,525,062)		16,887,260

EXCHANGE-TRADED FUNDS — 35.9%
International Equity — 35.9%
Global X Brazil Active ETF (A)	88,494	2,210,076
Global X India Active ETF (A)(B)	258,120	7,434,424
TOTAL EXCHANGE-TRADED FUNDS (Cost $9,462,999)		9,644,500
TOTAL INVESTMENTS — 98.7% (Cost $23,988,061)		$26,531,760

Percentages are based on Net Assets of $26,874,237.

*	Non-income producing security.
(A)	Affiliated investment.
(B)	For financial information on the Global X India Active ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.

The following is a summary of the level of inputs used as of August 31, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$15,694,087	$1,193,173	$—	$16,887,260
Exchange-Traded Funds	9,644,500	—	—	9,644,500
Total Investments in Securities	$25,338,587	$1,193,173	$—	$26,531,760

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Emerging Markets ex-China ETF

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2025:

Value 11/30/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 8/31/2025	Income	Capital Gains
Global X Brazil Active ETF
$—	$2,010,306	$—	$199,770	$—	$2,210,076	$18,207	$—
Global X India Active ETF
—	7,452,694	—	(18,270)	—	7,434,424	—	—
Totals:
$—	$9,463,000	$—	$181,500	$–	$9,644,500	$18,207	$—

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Emerging Markets Great Consumer ETF

	Shares	Value
COMMON STOCK — 99.4%
ARGENTINA — 0.4%
Energy — 0.4%
Vista Energy ADR *	8,620	$336,008

BRAZIL — 5.7%
Consumer Discretionary — 1.4%
MercadoLibre *	169	417,922
Vivara Participacoes	147,200	786,426
		1,204,348
Consumer Staples — 0.7%
Raia Drogasil	173,216	560,038

Financials — 1.9%
Itau Unibanco Holding ADR	162,310	1,158,894
NU Holdings, Cl A *	27,733	410,448
		1,569,342
Industrials — 1.7%
Localiza Rent a Car	80,700	532,836
WEG	126,700	879,041
		1,411,877
TOTAL BRAZIL		4,745,605
CANADA — 0.5%
Materials — 0.5%
Franco-Nevada	2,248	423,411

CHILE — 0.6%
Materials — 0.6%
Antofagasta PLC	16,020	464,257

CHINA — 31.3%
Communication Services — 10.4%
Kuaishou Technology, Cl B *	295,500	2,856,126
NetEase	31,900	869,124
Tencent Holdings	56,600	4,330,753

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Emerging Markets Great Consumer ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Tencent Music Entertainment Group	47,200	$594,552
		8,650,555
Consumer Discretionary — 14.4%
Alibaba Group Holding	182,000	2,701,104
ANTA Sports Products	40,300	496,264
BYD, Cl H	79,800	1,171,023
Geely Automobile Holdings	179,300	449,868
H World Group	125,100	475,633
Laopu Gold, Cl H	4,300	391,619
Meituan, Cl B *	98,800	1,301,559
Midea Group, Cl A	40,400	418,078
PDD Holdings ADR *	3,930	472,464
Pop Mart International Group	24,500	1,013,206
Trip.com Group	26,300	1,949,935
Yum China Holdings	25,700	1,151,841
		11,992,594
Consumer Staples — 1.2%
Eastroc Beverage Group, Cl A	15,163	657,671
Proya Cosmetics, Cl A	29,800	350,723
		1,008,394
Information Technology — 5.3%
Lenovo Group	460,000	653,784
Xiaomi, Cl B *	561,200	3,804,514
		4,458,298
TOTAL CHINA		26,109,841
GREECE — 1.0%
Financials — 1.0%
ALPHA BANK	207,205	821,457

INDIA — 19.0%
Communication Services — 0.5%
Bharti Airtel	20,209	432,661

Consumer Discretionary — 11.3%
Eicher Motors	7,048	487,558

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Emerging Markets Great Consumer ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Indian Hotels, Cl A	241,977	$2,080,264
Mahindra & Mahindra	11,401	413,469
MakeMyTrip *	22,865	2,257,919
Titan	18,930	778,630
Trent	12,219	733,779
TVS Motor	29,765	1,105,469
Zomato *	449,100	1,598,163
		9,455,251
Financials — 1.2%
ICICI Bank ADR	30,821	978,258

Health Care — 2.9%
Apollo Hospitals Enterprise	9,852	849,819
Max Healthcare Institute	121,226	1,586,105
		2,435,924
Industrials — 1.0%
InterGlobe Aviation	12,456	797,144

Real Estate — 2.1%
Godrej Properties *	28,542	630,121
Prestige Estates Projects	61,385	1,086,689
		1,716,810
TOTAL INDIA		15,816,048
INDONESIA — 1.7%
Consumer Staples — 0.7%
Sumber Alfaria Trijaya	4,488,300	598,803

Financials — 1.0%
Bank Central Asia	760,200	372,263
Bank Mandiri Persero	1,421,900	407,858
		780,121
TOTAL INDONESIA		1,378,924

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Emerging Markets Great Consumer ETF

	Shares	Value
COMMON STOCK — continued
MACAO — 0.5%
Consumer Discretionary — 0.5%
Galaxy Entertainment Group	83,100	$437,040

MEXICO — 2.0%
Consumer Staples — 1.3%
Gruma, Cl B	23,140	398,237
Wal-Mart de Mexico	222,500	664,952
		1,063,189
Financials — 0.7%
Grupo Financiero Banorte, Cl O	69,743	638,533

TOTAL MEXICO		1,701,722
POLAND — 0.3%
Consumer Staples — 0.3%
Dino Polska *	22,944	286,052

SAUDI ARABIA — 3.3%
Consumer Staples — 0.5%
Nahdi Medical	12,229	376,758

Financials — 2.1%
Al Rajhi Bank	41,887	1,051,585
Saudi National Bank	77,867	722,597
		1,774,182
Industrials — 0.7%
United International Transportation	30,127	556,420

TOTAL SAUDI ARABIA		2,707,360
SOUTH AFRICA — 2.1%
Consumer Staples — 0.7%
Clicks Group	25,567	539,149

Financials — 1.4%
Capitec Bank Holdings	2,941	593,173

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Emerging Markets Great Consumer ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
FirstRand	141,313	$594,283
		1,187,456
TOTAL SOUTH AFRICA		1,726,605
SOUTH KOREA — 10.6%
Communication Services — 2.8%
HYBE	6,199	1,279,707
NAVER	6,861	1,058,576
		2,338,283
Consumer Discretionary — 1.5%
Kia	16,606	1,263,740

Consumer Staples — 3.3%
Kolmar Korea	26,247	1,468,813
Samyang Foods	1,164	1,311,148
		2,779,961
Information Technology — 3.0%
Samsung Electronics GDR	1,098	1,357,128
SK Hynix	5,702	1,103,282
		2,460,410
TOTAL SOUTH KOREA		8,842,394
TAIWAN — 15.0%
Information Technology — 15.0%
MediaTek	84,000	3,764,536
Taiwan Semiconductor Manufacturing ADR	37,672	8,697,335

TOTAL TAIWAN		12,461,871
TURKEY — 0.7%
Financials — 0.7%
Haci Omer Sabanci Holding	265,589	607,983

UNITED ARAB EMIRATES — 3.0%
Energy — 1.1%
ADNOC Drilling PJSC	605,767	908,733

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Emerging Markets Great Consumer ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 1.3%
Salik PJSC	585,982	$1,052,949

Real Estate — 0.6%
Aldar Properties PJSC	192,491	504,155

TOTAL UNITED ARAB EMIRATES		2,465,837
UNITED KINGDOM — 0.7%
Utilities — 0.7%
Metlen Energy & Metals *	9,685	620,092

UNITED STATES — 0.3%
Information Technology — 0.3%
Globant *	4,261	286,595

VIETNAM — 0.7%
Consumer Discretionary — 0.2%
Phu Nhuan Jewelry JSC	57,000	185,204

Information Technology — 0.5%
FPT	97,080	374,391

TOTAL VIETNAM		559,595
TOTAL COMMON STOCK (Cost $68,711,943)		82,798,697
TOTAL INVESTMENTS — 99.4% (Cost $68,711,943)		$82,798,697

Percentages are based on Net Assets of $83,287,443.

*	Non-income producing security.

The following is a summary of the level of inputs used as of August 31, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$80,091,337	$2,707,360	$—	$82,798,697
Total Investments in Securities	$80,091,337	$2,707,360	$—	$82,798,697

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Emerging Markets Great Consumer ETF

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — 64.8%
Angola — 0.7%
Angolan Government International Bond 8.750%, 04/14/32	$1,800,000	$1,661,834
Argentina — 2.9%
Argentine Republic Government International Bond
5.000%, 01/09/38(A)	2,600,000	1,755,000
4.125%, 07/09/35(A)	5,000,000	3,176,250
3.500%, 07/09/41(A)	2,600,000	1,518,270
		6,449,520
Azerbaijan — 0.3%
Republic of Azerbaijan International Bond 3.500%, 09/01/32	800,000	740,253
Bahrain — 0.4%
Bahrain Government International Bond 6.750%, 09/20/29	700,000	726,675
Bahrain Government International Bond MTN 5.250%, 01/25/33	300,000	286,499
		1,013,174
Brazil — 3.7%
Brazilian Government International Bond
7.125%, 05/13/54	2,300,000	2,235,669
6.125%, 01/22/32	1,900,000	1,966,937
6.000%, 10/20/33	2,500,000	2,513,625
4.500%, 05/30/29	1,400,000	1,385,020
3.750%, 09/12/31	200,000	183,500
		8,284,751
Bulgaria — 0.6%
Bulgaria Government International Bond 5.000%, 03/05/37	1,300,000	1,280,016
Chile — 0.9%
Chile Government International Bond
4.000%, 01/31/52	1,200,000	911,940
3.240%, 02/06/28	600,000	587,010
2.550%, 01/27/32	600,000	532,620
		2,031,570

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Colombia — 2.8%
Colombia Government International Bond
7.750%, 11/07/36	$1,200,000	$1,229,664
5.200%, 05/15/49	1,200,000	878,616
4.500%, 03/15/29	1,200,000	1,167,480
3.875%, 04/25/27	1,200,000	1,187,160
3.250%, 04/22/32	1,700,000	1,417,817
3.125%, 04/15/31	800,000	689,032
		6,569,769
Costa Rica — 1.5%
Costa Rica Government International Bond
6.550%, 04/03/34(B)	400,000	423,752
6.125%, 02/19/31	2,800,000	2,899,400
		3,323,152
Cote d’Ivoire — 0.4%
Ivory Coast Government International Bond 6.125%, 06/15/33	1,000,000	926,706
Dominican Republic — 3.7%
Dominican Republic International Bond
7.050%, 02/03/31	1,700,000	1,812,880
6.400%, 06/05/49	200,000	192,050
6.000%, 07/19/28	1,950,000	1,996,995
5.950%, 01/25/27	300,000	304,125
5.500%, 02/22/29	600,000	604,320
4.875%, 09/23/32	1,800,000	1,697,220
4.500%, 01/30/30	1,800,000	1,741,590
		8,349,180
Ecuador — 1.2%
Ecuador Government International Bond
6.900%, 07/31/30(A)	1,000,000	895,650
6.900%, 07/31/35(A)	1,300,000	978,276
5.000%, 07/31/40(A)	1,400,000	907,494
		2,781,420
Egypt — 2.5%
Egypt Government International Bond
8.875%, 05/29/50	600,000	514,916
7.903%, 02/21/48	800,000	627,997
7.625%, 05/29/32	1,000,000	954,266
7.500%, 01/31/27	900,000	908,859
5.800%, 09/30/27	2,300,000	2,266,194

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Egypt — continued
Egypt Government International Bond MTN 5.875%, 02/16/31	$600,000	$539,455
		5,811,687
El Salvador — 0.1%
El Salvador Government International Bond 7.125%, 01/20/50(B)	400,000	333,200
Ghana — 0.7%
Ghana Government International Bond
6.039%, 07/03/26	80,000	76,738
5.657%, 01/03/30	150,019	126,452
5.000%, 07/03/29(A)	1,000,000	959,455
5.000%, 07/03/35(A)	500,000	410,807
		1,573,452
Hungary — 3.7%
Hungary Government International Bond
6.750%, 09/25/52	800,000	840,059
6.250%, 09/22/32	2,850,000	3,019,557
6.125%, 05/22/28	1,200,000	1,250,667
5.500%, 06/16/34	1,100,000	1,105,116
5.500%, 03/26/36	1,000,000	984,778
5.250%, 06/16/29	800,000	815,380
3.125%, 09/21/51	200,000	120,937
		8,136,494
Indonesia — 1.3%
Indonesia Government International Bond
5.650%, 01/11/53	1,000,000	993,836
5.250%, 01/15/30	1,000,000	1,039,975
4.550%, 01/11/28	800,000	807,762
		2,841,573
Jordan — 0.2%
Jordan Government International Bond 5.750%, 01/31/27	400,000	400,502
Kenya — 0.3%
Republic of Kenya Government International Bond
9.750%, 02/16/31	500,000	526,222
8.250%, 02/28/48	200,000	171,760
		697,982

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Lebanon — 0.2%
Lebanon Government International Bond MTN 6.650%, 02/26/30(C)	$2,500,000	$491,250
Mexico — 2.1%
Mexico Government International Bond
6.400%, 05/07/54	1,500,000	1,390,050
6.350%, 02/09/35	2,100,000	2,169,615
4.750%, 04/27/32	800,000	771,600
2.659%, 05/24/31	600,000	528,462
		4,859,727
Morocco — 1.7%
Morocco Government International Bond
6.500%, 09/08/33	200,000	214,066
5.950%, 03/08/28	1,000,000	1,032,734
4.000%, 12/15/50	200,000	140,524
3.000%, 12/15/32	1,000,000	862,476
2.375%, 12/15/27	1,400,000	1,332,802
		3,582,602
Nigeria — 1.8%
Nigeria Government International Bond
8.747%, 01/21/31	1,600,000	1,662,286
7.696%, 02/23/38	1,000,000	909,037
7.143%, 02/23/30	800,000	792,111
Nigeria Government International Bond MTN 7.625%, 11/28/47	1,000,000	836,054
		4,199,488
Oman — 2.9%
Oman Government International Bond
6.250%, 01/25/31	1,800,000	1,934,360
5.625%, 01/17/28	2,100,000	2,148,145
5.375%, 03/08/27	1,200,000	1,213,887
4.750%, 06/15/26	700,000	699,515
Oman Government International Bond MTN 6.000%, 08/01/29	600,000	630,594
		6,626,501
Pakistan — 0.2%
Pakistan Government International Bond MTN 7.375%, 04/08/31	400,000	377,879

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Panama — 1.8%
Panama Government International Bond
6.400%, 02/14/35	$700,000	$704,669
4.500%, 04/01/56	400,000	275,680
3.875%, 03/17/28	1,200,000	1,173,624
3.870%, 07/23/60	1,600,000	966,224
2.252%, 09/29/32	1,500,000	1,186,185
		4,306,382
Paraguay — 0.4%
Paraguay Government International Bond
5.000%, 04/15/26	314,000	314,066
4.950%, 04/28/31	600,000	598,950
		913,016
Peru — 3.5%
Peruvian Government International Bond
8.750%, 11/21/33	2,400,000	2,973,360
5.875%, 08/08/54	1,800,000	1,751,400
5.500%, 03/30/36	1,500,000	1,511,700
5.375%, 02/08/35	1,000,000	1,011,380
2.783%, 01/23/31	700,000	639,065
		7,886,905
Philippines — 1.4%
Philippine Government International Bond
6.375%, 10/23/34	1,900,000	2,117,458
5.500%, 01/17/48	1,000,000	999,341
3.700%, 02/02/42	400,000	326,314
		3,443,113
Poland — 1.6%
Bank Gospodarstwa Krajowego MTN 5.375%, 05/22/33	900,000	921,240
Republic of Poland Government International Bond 5.500%, 04/04/53	2,850,000	2,673,267
		3,594,507
Qatar — 1.1%
Qatar Government International Bond
4.817%, 03/14/49	700,000	639,507
4.400%, 04/16/50	1,200,000	1,025,492
3.750%, 04/16/30	800,000	789,736
		2,454,735

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Romania — 3.5%
Romanian Government International Bond
6.625%, 05/16/36	$1,000,000	$998,074
5.875%, 01/30/29	1,500,000	1,532,713
5.750%, 09/16/30	1,000,000	1,008,605
5.750%, 03/24/35	600,000	569,171
5.250%, 11/25/27	600,000	605,259
4.000%, 02/14/51	1,100,000	707,516
3.625%, 03/27/32	1,200,000	1,055,260
3.000%, 02/14/31	1,500,000	1,322,167
		7,798,765
Saudi Arabia — 1.5%
Saudi Government International Bond MTN
5.750%, 01/16/54	2,400,000	2,328,382
4.500%, 04/17/30	600,000	603,845
2.250%, 02/02/33	600,000	509,939
		3,442,166
Senegal — 0.3%
Senegal Government International Bond 6.250%, 05/23/33	1,000,000	742,064
Serbia — 0.7%
Serbia International Bond 6.500%, 09/26/33	1,500,000	1,598,359
South Africa — 3.9%
Republic of South Africa Government International Bond
7.300%, 04/20/52	1,000,000	913,811
5.875%, 09/16/25	600,000	599,889
5.875%, 04/20/32	2,000,000	1,982,444
4.875%, 04/14/26	1,600,000	1,597,746
4.850%, 09/27/27	1,000,000	1,001,849
4.850%, 09/30/29	1,800,000	1,761,520
4.300%, 10/12/28	1,000,000	977,446
		8,834,705

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Sri Lanka — 0.7%
Sri Lanka Government International Bond
4.000%, 04/15/28	$205,451	$195,446
3.600%, 06/15/35(A)	400,000	287,103
3.600%, 05/15/36(A)	500,000	419,450
3.600%, 02/15/38(A)	100,000	84,001
3.350%, 03/15/33(A)	406,380	338,600
3.100%, 01/15/30(A)	207,180	190,357
		1,514,957
Trinidad & Tobago — 0.4%
Trinidad & Tobago Government International Bond 6.400%, 06/26/34	800,000	797,984
Turkey — 3.1%
Turkiye Government International Bond
6.500%, 01/03/35	1,600,000	1,555,335
6.125%, 10/24/28	2,400,000	2,434,854
5.750%, 05/11/47	1,600,000	1,241,277
4.750%, 01/26/26	1,000,000	1,000,652
4.250%, 04/14/26	1,000,000	997,268
		7,229,386
Ukraine — 1.2%
Ukraine Government International Bond
15.531%, 02/01/30(A)	200,000	101,238
12.110%, 02/01/34(A)	1,500,000	596,837
8.619%, 02/01/35(A)	1,000,000	518,241
8.150%, 02/01/36(A)	400,000	207,620
4.500%, 02/01/34(A)	350,000	188,226
4.500%, 02/01/35(A)	1,600,000	849,007
4.500%, 02/01/36(A)	600,000	316,478
		2,777,647
United Arab Emirates — 2.1%
Abu Dhabi Government International Bond 5.500%, 04/30/54	2,600,000	2,633,178
Abu Dhabi Government International Bond MTN 4.875%, 04/30/29	600,000	618,655
Finance Department Government of Sharjah 6.500%, 11/23/32	1,300,000	1,389,230
		4,641,063

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Uruguay — 0.8%
Uruguay Government International Bond
5.100%, 06/18/50	$1,200,000	$1,108,884
4.375%, 01/23/31	600,000	601,620
		1,710,504
TOTAL SOVEREIGN DEBT (Cost $141,571,782)		147,029,940

CORPORATE OBLIGATIONS — 27.6%
Azerbaijan — 0.8%
Energy — 0.8%
Southern Gas Corridor CJSC 6.875%, 03/24/26	1,700,000	1,717,692

Brazil — 0.4%
Industrials — 0.4%
Rumo Luxembourg SARL 4.200%, 01/18/32	1,000,000	913,750

Chile — 4.9%
Consumer Staples — 0.5%
Cia Cervecerias Unidas 3.350%, 01/19/32	1,200,000	1,075,320

Energy — 1.6%
Empresa Nacional del Petroleo
6.150%, 05/10/33	1,400,000	1,464,399
5.250%, 11/06/29	2,200,000	2,233,073
		3,697,472
Materials — 1.8%
Corp Nacional del Cobre de Chile
5.950%, 01/08/34	700,000	721,164
3.625%, 08/01/27	1,500,000	1,475,566
3.000%, 09/30/29	2,100,000	1,967,107
		4,163,837
Utilities — 1.0%
Chile Electricity Lux MPC SARL 6.010%, 01/20/33	2,237,500	2,331,296
		11,267,925
China — 0.2%
Consumer Discretionary — 0.2%
Prosus 4.987%, 01/19/52	500,000	392,941

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Colombia — 0.4%
Energy — 0.4%
Ecopetrol 5.875%, 05/28/45	$1,300,000	$959,051

Hungary — 0.5%
Utilities — 0.5%
MVM Energetika Zrt 6.500%, 03/13/31	1,050,000	1,101,852

Indonesia — 1.2%
Materials — 1.0%
Freeport Indonesia 6.200%, 04/14/52	200,000	204,265
Freeport Indonesia MTN 5.315%, 04/14/32	600,000	612,347
Indonesia Asahan Aluminium / Mineral Industri Indonesia Persero 6.530%, 11/15/28	1,200,000	1,283,777
		2,100,389
Utilities — 0.2%
Perusahaan Perseroan Persero Perusahaan Listrik Negara MTN 4.125%, 05/15/27	400,000	398,509
		2,498,898
Kazakhstan — 0.4%
Energy — 0.4%
KazMunayGas National JSC 6.375%, 10/24/48	1,000,000	958,963

Kuwait — 1.0%
Financials — 1.0%
NBK SPC
5.500%, SOFRRATE + 1.160%, 06/06/30(D)	1,000,000	1,032,050
1.625%, SOFRRATE + 1.050%, 09/15/27(D)	1,200,000	1,161,708
		2,193,758
Malaysia — 1.6%
Energy — 1.6%
Petronas Capital 5.848%, 04/03/55	1,000,000	1,022,115
Petronas Capital MTN
4.550%, 04/21/50	1,800,000	1,531,343
3.500%, 04/21/30	1,100,000	1,069,006
		3,622,464

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Mexico — 6.5%
Communication Services — 0.4%
America Movil 4.700%, 07/21/32	$1,000,000	$992,043

Consumer Staples — 1.5%
Becle 2.500%, 10/14/31	700,000	594,366
Bimbo Bakeries USA
6.400%, 01/15/34	1,400,000	1,515,466
6.050%, 01/15/29	1,000,000	1,049,150
		3,158,982
Energy — 3.3%
Petroleos Mexicanos
10.000%, 02/07/33	1,200,000	1,343,678
7.690%, 01/23/50	1,350,000	1,153,920
6.840%, 01/23/30	2,000,000	1,998,355
6.500%, 03/13/27	1,500,000	1,506,136
5.950%, 01/28/31	1,400,000	1,308,928
		7,311,017
Financials — 0.4%
Banco Nacional de Comercio Exterior SNC
5.875%, 05/07/30	250,000	257,000
2.720%, H15T5Y + 2.000%, 08/11/31(D)	800,000	776,748
		1,033,748
Materials — 0.2%
Orbia Advance 2.875%, 05/11/31	600,000	505,650

Utilities — 0.7%
FIEMEX Energia - Banco Actinver Institucion de Banca Multiple 7.250%, 01/31/41	1,485,761	1,525,475
		14,526,915
Morocco — 0.8%
Materials — 0.8%
OCP 6.700%, 03/01/36	1,800,000	1,860,948

Peru — 1.1%
Energy — 0.4%
Pluspetrol Camisea / Pluspetrol Lote 56 6.240%, 07/03/36	800,000	838,149

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Energy — continued
Transportadora de Gas del Peru 4.250%, 04/30/28	$120,000	$119,678
		957,827
Financials — 0.7%
Scotiabank Peru SAA 6.100%, H15T1Y + 2.309%, 10/01/35(D)	1,500,000	1,547,250
		2,505,077
Poland — 0.8%
Energy — 0.8%
ORLEN 6.000%, 01/30/35	1,700,000	1,759,025

Saudi Arabia — 1.7%
Energy — 1.5%
EIG Pearl Holdings SARL
4.387%, 11/30/46	600,000	486,682
3.545%, 08/31/36	595,586	541,004
Saudi Arabian Oil MTN
5.750%, 07/17/54	1,800,000	1,719,000
3.500%, 04/16/29	600,000	584,462
		3,331,148
Utilities — 0.2%
Acwa Power Management and Investments One 5.950%, 12/15/39	553,800	557,969
		3,889,117
South Africa — 1.4%
Materials — 0.1%
Sasol Financing USA 5.500%, 03/18/31	400,000	337,231

Utilities — 1.3%
Eskom Holdings MTN 6.350%, 08/10/28	2,900,000	2,957,830
		3,295,061
South Korea — 0.2%
Information Technology — 0.2%
SK Hynix 2.375%, 01/19/31	600,000	537,569

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Thailand — 0.5%
Materials — 0.5%
GC Treasury Center MTN 2.980%, 03/18/31	$1,200,000	$1,095,771

United Arab Emirates — 1.0%
Energy — 0.3%
Abu Dhabi Crude Oil Pipeline 4.600%, 11/02/47	600,000	550,455
Adnoc Murban Rsc 5.125%, 09/11/54	200,000	187,602
		738,057
Industrials — 0.4%
DP World Crescent 5.500%, 09/13/33	400,000	414,359
DP World Crescent MTN 4.848%, 09/26/28	200,000	201,769
DP World MTN 4.700%, 09/30/49	400,000	339,830
		955,958
Utilities — 0.3%
National Central Cooling PJSC 2.500%, 10/21/27	800,000	765,096
		2,459,111
United Kingdom — 0.2%
Consumer Staples — 0.2%
CK Hutchison International 23 4.750%, 04/21/28	500,000	507,784

United States — 2.0%
Financials — 1.4%
Bank of America MTN 4.948%, SOFRRATE + 2.040%, 07/22/28(D)	1,000,000	1,013,195
JPMorgan Chase
3.960%, TSFR3M + 1.507%, 01/29/27(D)	1,100,000	1,098,346
1.578%, SOFRRATE + 0.885%, 04/22/27(D)	1,200,000	1,179,411
		3,290,952
Materials — 0.6%
GCC 3.614%, 04/20/32	1,500,000	1,359,125
		4,650,077
TOTAL CORPORATE OBLIGATIONS (Cost $61,909,910)		62,713,749

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 4.7%
U.S. Treasury Bonds
4.625%, 02/15/2055	$2,000,000	$1,906,250
4.500%, 11/15/2054	2,000,000	1,866,953
4.250%, 02/15/2054	2,000,000	1,789,375
		5,562,578
U.S. Treasury Notes
5.000%, 10/31/2025	2,000,000	2,002,096
4.250%, 01/31/2030	2,000,000	2,047,109
4.250%, 11/15/2034	1,000,000	1,006,563
		5,055,768
TOTAL U.S. TREASURY OBLIGATIONS (Cost $10,663,330)		10,618,346
	Shares
EXCHANGE-TRADED FUND — 0.9%
Domestic Fixed Income — 0.9%
Global X 1-3 Month T-Bill ETF (E)	20,000	2,008,600
TOTAL EXCHANGE-TRADED FUND (Cost $2,009,548)		2,008,600
TOTAL INVESTMENTS — 98.0% (Cost $216,154,570)		$222,370,635

Percentages are based on Net Assets of $226,922,866.

(A)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2025, the value of these securities amounted to $756,952, representing 0.3% of the Net Assets of the Fund.
(C)	Security in default on interest payments.
(D)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; or by adjusting periodically based on prevailing interest rates.
(E)	Affiliated investment.

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Emerging Markets Bond ETF

The following is a summary of the level of inputs used as of August 31, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Sovereign Debt	$—	$147,029,940	$—	$147,029,940
Corporate Obligations	—	62,713,749	—	62,713,749
U.S. Treasury Obligations	—	10,618,346	—	10,618,346
Exchange-Traded Fund	2,008,600	—	—	2,008,600
Total Investments in Securities	$2,008,600	$220,362,035	$—	$222,370,635

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2025:

Value 11/30/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 8/31/2025	Income	Capital Gains
Global X 1-3 Month T-Bill ETF
$1,255,688	$752,776	$—	$136	$—	$2,008,600	$61,623	$—

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedules of Investments	August 31, 2025 (Unaudited)
Global X Brazil Active ETF

	Shares	Value
COMMON STOCK — 93.7%
BRAZIL — 88.5%
Consumer Discretionary — 7.4%
Direcional Engenharia	66,500	$189,279
MercadoLibre *	35	86,552
Vivara Participacoes	41,500	221,716
		497,547
Consumer Staples — 3.3%
Raia Drogasil	69,200	223,736

Energy — 14.3%
Petroleo Brasileiro ADR	61,139	758,124
PRIO *	28,400	198,137
		956,261
Financials — 34.7%
Banco Bradesco ADR	121,066	376,515
Banco BTG Pactual	40,200	332,229
Itau Unibanco Holding ADR	107,525	767,729
NU Holdings, Cl A *	57,211	846,723
		2,323,196
Industrials — 7.4%
Embraer ADR	902	50,810
Localiza Rent a Car	14,500	95,739
Rumo	36,300	97,302
WEG	35,700	247,685
		491,536
Materials — 11.6%
ERO Copper *	6,023	86,510
Suzano ADR	16,222	157,840
Vale ADR, Cl B	37,247	382,899
Wheaton Precious Metals	1,456	146,211
		773,460
Utilities — 9.8%
Centrais Eletricas Brasileiras ADR	31,970	263,433
Cia Paranaense de Energia - Copel ADR	25,666	232,534

Schedules of Investments	August 31, 2025 (Unaudited)
Global X Brazil Active ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Equatorial Energia	23,900	$161,018
		656,985
TOTAL BRAZIL		5,922,721
MEXICO — 1.2%
Consumer Staples — 1.2%
Coca-Cola Femsa ADR	936	79,551

UNITED STATES — 4.0%
Consumer Staples — 2.1%
JBS NV *	8,710	140,019

Information Technology — 1.9%
Globant *	1,871	125,843

TOTAL UNITED STATES		265,862
TOTAL COMMON STOCK (Cost $5,841,879)		6,268,134

PREFERRED STOCK — 5.1%
BRAZIL—5.1%
Financials — 5.1%
Itausa (A)	165,233	341,540
TOTAL PREFERRED STOCK (Cost $288,806)		341,540
TOTAL INVESTMENTS — 98.8% (Cost $6,130,685)		$6,609,674

Percentages are based on Net Assets of $6,691,095.

*	Non-income producing security.
(A)	There is currently no stated interest rate.

Schedules of Investments	August 31, 2025 (Unaudited)
Global X Brazil Active ETF

As of August 31, 2025, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedules of Investments	August 31, 2025 (Unaudited)
Global X India Active ETF

	Shares	Value
COMMON STOCK — 98.3%
INDIA — 96.1%
Communication Services — 5.2%
Bharti Airtel	117,813	$2,522,300

Consumer Discretionary — 11.6%
Eicher Motors	15,600	1,079,159
FSN E-Commerce Ventures *	225,696	588,779
Tata Motors	149,817	1,136,069
Titan	39,122	1,609,168
Zomato *	348,789	1,241,197
		5,654,372
Consumer Staples — 6.4%
Avenue Supermarts *	26,256	1,415,309
United Spirits	112,585	1,673,019
		3,088,328
Energy — 9.9%
Bharat Petroleum	284,494	993,855
Reliance Industries GDR	64,019	3,847,542
		4,841,397
Financials — 32.3%
Axis Bank	190,764	2,260,025
Federal Bank	522,357	1,135,088
General Insurance Corp of India	211,909	873,475
Go Digit General Insurance *	254,703	1,032,547
HDFC Bank	404,848	4,366,806
ICICI Bank ADR	111,490	3,538,692
Kfin Technologies	40,810	472,384
SBI Life Insurance	60,164	1,231,265
Shriram Finance	124,601	819,510
		15,729,792
Health Care — 2.9%
Apollo Hospitals Enterprise	16,203	1,397,647

Industrials — 5.1%
InterGlobe Aviation	8,172	522,982

Schedules of Investments	August 31, 2025 (Unaudited)
Global X India Active ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Larsen & Toubro	48,331	$1,972,724
		2,495,706
Information Technology — 10.9%
Infosys ADR	153,751	2,586,092
LTIMindtree	15,287	889,515
Tata Consultancy Services	52,434	1,833,341
		5,308,948
Materials — 5.7%
Steel Authority of India	687,188	924,267
UltraTech Cement	13,061	1,871,289
		2,795,556
Real Estate — 3.3%
Prestige Estates Projects	91,753	1,624,288

Utilities — 2.8%
NTPC	364,497	1,353,284

TOTAL INDIA		46,811,618
UNITED STATES — 2.2%
Industrials — 2.2%
Timken	13,816	1,067,010

TOTAL COMMON STOCK (Cost $47,777,652)		47,878,628
TOTAL INVESTMENTS — 98.3% (Cost $47,777,652)		$47,878,628

Percentages are based on Net Assets of $48,718,948.

*	Non-income producing security.

Schedules of Investments	August 31, 2025 (Unaudited)
Global X India Active ETF

As of August 31, 2025, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Investment Grade Corporate Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — 97.0%
Canada — 4.2%
Financials — 2.5%
Brookfield Asset Management 5.795%, 04/24/35	$1,092,000	$1,131,725
Fairfax Financial Holdings
6.350%, 03/22/54	936,000	953,553
5.750%, 05/20/35(A)	2,652,000	2,708,449
		4,793,727
Industrials — 1.7%
Canadian Pacific Railway 2.450%, 12/02/31	3,744,000	3,316,662

		8,110,389
United States — 92.8%
Communication Services — 5.8%
Alphabet 2.250%, 08/15/60	3,900,000	2,022,072
Comcast
5.500%, 05/15/64	1,092,000	1,004,852
3.900%, 03/01/38	780,000	679,109
2.987%, 11/01/63	6,864,000	3,817,769
Fox 5.476%, 01/25/39	1,404,000	1,386,880
Netflix 5.875%, 11/15/28	468,000	494,282
T-Mobile USA 4.375%, 04/15/40	2,652,000	2,356,074
		11,761,038
Consumer Discretionary — 4.1%
DR Horton 5.500%, 10/15/35	1,248,000	1,278,189
Las Vegas Sands
6.000%, 06/14/30	2,184,000	2,276,734
5.625%, 06/15/28	1,404,000	1,437,418
Marriott International 5.500%, 04/15/37	2,184,000	2,191,775
PVH 5.500%, 06/13/30	1,248,000	1,272,330
		8,456,446
Consumer Staples — 4.1%
Altria Group 5.800%, 02/14/39	1,872,000	1,910,583

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Investment Grade Corporate Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Consumer Staples — continued
Philip Morris International
4.875%, 02/15/28	$2,964,000	$3,018,799
4.750%, 11/01/31	3,120,000	3,165,024
		8,094,406
Energy — 7.1%
APA 6.750%, 02/15/55(A)	2,340,000	2,218,785
Cheniere Energy Partners 4.000%, 03/01/31	1,560,000	1,503,335
EOG Resources
5.650%, 12/01/54	936,000	904,823
5.350%, 01/15/36	468,000	474,982
4.400%, 07/15/28	312,000	315,018
4.375%, 04/15/30	312,000	313,826
MPLX 4.500%, 04/15/38	2,340,000	2,086,598
Occidental Petroleum 6.375%, 09/01/28	1,092,000	1,139,467
Ovintiv 6.500%, 02/01/38	1,560,000	1,604,946
Sabine Pass Liquefaction 5.000%, 03/15/27	936,000	941,296
Western Midstream Operating
5.250%, 02/01/50	1,716,000	1,433,549
4.050%, 02/01/30	1,092,000	1,061,762
		13,998,387
Financials — 28.0%
Ally Financial
8.000%, 11/01/31	780,000	892,675
6.992%, SOFRRATE + 3.260%, 06/13/29(B)	1,092,000	1,155,674
5.737%, SOFRINDX + 1.960%, 05/15/29(B)	1,248,000	1,281,592
American National Group 5.750%, 10/01/29	800,000	826,031
Bank of New York Mellon MTN 6.317%, SOFRRATE + 1.598%, 10/25/29(B)	7,332,000	7,812,303
Brown & Brown 6.250%, 06/23/55	2,340,000	2,392,367
Capital One Financial 7.964%, SOFRINDX + 3.370%, 11/02/34(B)	1,248,000	1,460,259
Charles Schwab 6.196%, SOFRRATE + 1.878%, 11/17/29(B)	780,000	829,988

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Investment Grade Corporate Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Financials — continued
Citigroup
5.612%, SOFRRATE + 1.746%, 03/04/56(B)	$312,000	$304,498
2.520%, SOFRRATE + 1.177%, 11/03/32(B)	3,900,000	3,452,584
FNB 5.722%, SOFRINDX + 1.930%, 12/11/30(B)	936,000	953,551
Goldman Sachs Group
6.484%, SOFRRATE + 1.770%, 10/24/29(B)	3,588,000	3,818,170
5.734%, SOFRRATE + 1.696%, 01/28/56(B)	1,560,000	1,554,988
2.650%, SOFRRATE + 1.264%, 10/21/32(B)	5,460,000	4,881,627
Golub Capital BDC 2.050%, 02/15/27	2,028,000	1,947,824
Marsh & McLennan 4.850%, 11/15/31	936,000	957,790
Morgan Stanley
6.407%, SOFRRATE + 1.830%, 11/01/29(B)	3,588,000	3,813,983
5.516%, SOFRRATE + 1.710%, 11/19/55(B)	1,560,000	1,521,361
National Rural Utilities Cooperative Finance
4.950%, 02/07/30	624,000	642,903
4.750%, 02/07/28	624,000	633,766
PNC Financial Services Group
6.875%, SOFRRATE + 2.284%, 10/20/34(B)	4,212,000	4,729,129
5.575%, SOFRRATE + 1.394%, 01/29/36(B)	4,524,000	4,670,079
Sixth Street Specialty Lending 5.625%, 08/15/30	2,652,000	2,684,573
Synchrony Financial 6.000%, SOFRRATE + 2.070%, 07/29/36(B)	1,560,000	1,576,748
Travelers 5.700%, 07/24/55	1,404,000	1,405,944
		56,200,407
Health Care — 13.0%
Bristol-Myers Squibb 4.125%, 06/15/39	3,900,000	3,474,494
Centene 2.625%, 08/01/31	4,624,000	3,918,731
Gilead Sciences
5.100%, 06/15/35	3,432,000	3,480,501
4.800%, 11/15/29	2,964,000	3,043,081
HCA 6.200%, 03/01/55	3,744,000	3,716,983
Royalty Pharma PLC 5.900%, 09/02/54	2,028,000	1,946,495

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Investment Grade Corporate Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Health Care — continued
Universal Health Services 2.650%, 10/15/30	$4,680,000	$4,200,752
Viatris 3.850%, 06/22/40	2,808,000	2,099,798
		25,880,835
Industrials — 5.5%
CSX 4.250%, 03/15/29	468,000	469,822
Cummins
5.450%, 02/20/54	936,000	906,576
4.700%, 02/15/31	936,000	950,949
Emerson Electric 2.000%, 12/21/28	3,276,000	3,082,851
Leidos 5.500%, 03/15/35	1,872,000	1,916,103
Regal Rexnord 6.050%, 04/15/28	3,432,000	3,553,129
		10,879,430
Information Technology — 11.5%
Amphenol 5.375%, 11/15/54	2,340,000	2,271,651
AppLovin
5.950%, 12/01/54	2,496,000	2,428,917
5.375%, 12/01/31	1,404,000	1,446,657
CDW 3.569%, 12/01/31	4,212,000	3,920,769
Intel 3.100%, 02/15/60	3,900,000	2,167,424
KLA 4.950%, 07/15/52	2,340,000	2,123,401
Oracle 3.600%, 04/01/40	2,496,000	1,978,561
Sprint Capital 6.875%, 11/15/28	936,000	1,006,920
Texas Instruments 5.050%, 05/18/63	2,184,000	1,961,643
VMware 1.800%, 08/15/28	3,744,000	3,501,683
		22,807,626

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Investment Grade Corporate Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Materials — 1.5%
Dow Chemical 5.950%, 03/15/55	$2,184,000	$2,026,223
Ecolab 4.300%, 06/15/28	1,092,000	1,101,453
		3,127,676
Real Estate — 3.3%
Host Hotels & Resorts 5.700%, 07/01/34	1,560,000	1,586,316
VICI Properties
6.125%, 04/01/54	1,092,000	1,061,041
5.625%, 04/01/35	1,404,000	1,419,807
4.750%, 04/01/28	2,496,000	2,523,138
		6,590,302
Utilities — 8.9%
AEP Transmission 5.375%, 06/15/35	1,560,000	1,598,082
DTE Energy
5.200%, 04/01/30	936,000	964,790
4.950%, 07/01/27	936,000	948,474
Duke Energy Florida 2.400%, 12/15/31	1,404,000	1,256,716
FirstEnergy 3.400%, 03/01/50	1,404,000	942,750
Georgia Power 4.750%, 09/01/40	1,716,000	1,604,433
Pacific Gas and Electric 6.750%, 01/15/53	936,000	966,213
PacifiCorp 5.500%, 05/15/54	2,808,000	2,567,692
Public Service Enterprise Group 2.450%, 11/15/31	2,340,000	2,077,062
Southern 4.250%, 07/01/36	1,248,000	1,148,619
System Energy Resources 5.300%, 12/15/34	936,000	932,587
Tucson Electric Power 5.900%, 04/15/55	2,652,000	2,618,952
		17,626,370
		185,422,923
TOTAL CORPORATE OBLIGATIONS (Cost $192,570,757)		193,533,312

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Investment Grade Corporate Bond ETF

	Face Amount	Value
U.S. TREASURY OBLIGATION — 1.1%
U.S. Treasury Note 4.250%, 01/31/2026	$2,200,000	$2,200,894
TOTAL U.S. TREASURY OBLIGATION (Cost $2,199,108)		2,200,894
TOTAL INVESTMENTS — 98.1% (Cost $194,769,865)		$195,734,206

Percentages are based on Net Assets of $199,496,977.

(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2025, the value of these securities amounted to $4,927,234, representing 2.5% of the Net Assets of the Fund.
(B)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; or by adjusting periodically based on prevailing interest rates.

As of August 31, 2025, all of the Fund’s investments were considered Level 2, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2025 (Unaudited)
Glossary (abbreviations which may be used in the preceding Schedules of Investments):

Fund Abbreviations

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

GDR — Global Depositary Receipt

H15T5Y — US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

JSC — Joint-Stock Company

MTN — Medium Term Note

PJSC — Public Joint-Stock Company

SOFR — Secured Overnight Financing Rate

TSFR3M — Term Secured Overnight Financing Rate 3-Month

GLX-QH-009-1100

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Interest Rate Volatility & Inflation Hedge ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 92.8%
U.S. Treasury Inflation Indexed Bonds
3.875%, 04/15/2029	$25,508	$28,079
3.625%, 04/15/2028	15,955	17,063
3.375%, 04/15/2032	23,624	26,614
2.500%, 01/15/2029	51,081	53,682
2.375%, 10/15/2028	38,965	40,814
2.375%, 02/15/2055	10,222	9,666
2.125%, 04/15/2029	39,628	41,154
2.125%, 01/15/2035	20,442	21,009
2.125%, 02/15/2040	5,969	5,946
2.125%, 02/15/2054	13,663	12,212
1.875%, 07/15/2034	34,951	35,429
1.750%, 01/15/2028	20,016	20,419
1.750%, 01/15/2034	52,468	52,735
1.625%, 10/15/2027	8,711	8,881
1.625%, 10/15/2029	30,754	31,545
1.625%, 04/15/2030	10,133	10,349
1.500%, 02/15/2053	13,022	10,069
1.375%, 07/15/2033	57,352	56,551
1.375%, 02/15/2044	23,529	19,664
1.250%, 04/15/2028	21,508	21,680
1.125%, 01/15/2033	54,144	52,586
1.000%, 02/15/2046	16,336	12,240
1.000%, 02/15/2048	15,697	11,393
1.000%, 02/15/2049	20,510	14,637
0.875%, 01/15/2029	48,543	48,416
0.875%, 02/15/2047	16,035	11,487
0.750%, 02/15/2042	11,420	8,885
0.750%, 02/15/2045	5,479	3,971
0.625%, 07/15/2032	36,636	34,779
0.625%, 02/15/2043	16,836	12,505
0.500%, 01/15/2028	20,923	20,737
0.375%, 01/15/2027	16,024	15,913
0.375%, 07/15/2027	15,824	15,744
0.250%, 07/15/2029	51,702	50,384
0.250%, 02/15/2050	10,033	5,704
0.125%, 10/15/2026	14,165	14,083
0.125%, 01/15/2030	37,612	36,077
0.125%, 07/15/2030	15,097	14,422
0.125%, 01/15/2031	24,782	23,368
0.125%, 07/15/2031	45,733	42,872
0.125%, 01/15/2032	15,127	13,972

Schedule of Investments	August 31, 2025 (Unaudited)
Global X Interest Rate Volatility & Inflation Hedge ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — continued
0.125%, 02/15/2052	$9,270	$4,819
		992,555
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,003,071)		992,555

PURCHASED OPTIONS — 6.5% (Cost $51,000)		69,911
TOTAL INVESTMENTS — 99.3% (Cost $1,054,071)		$1,062,466

Percentages are based on Net Assets of $1,070,304.

A list of the OTC interest rate options purchased by the Fund at August 31, 2025, is as follows:

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Rate	Expiration Date	Value
Call Options

U.S. 2Yr/10Yr SOFR Spread Option	UBS	15,000,000	0.270%	07/23/26	$ 69,911

As of August 31, 2025, all of the Fund’s investments were considered Level 2, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	August 31, 2025 (Unaudited)
Glossary (abbreviations which may be used in the preceding Schedules of Investments):

Fund Abbreviations

OTC — Over The Counter
SOFR — Secured Overnight Financing Rate

GLX-QH-011-0700